UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio
Voya Index Solution Income Portfolio
Voya Index Solution 2020 Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Solution Aggressive Portfolio
Voya Solution Balanced Portfolio
Voya Solution Conservative Portfolio
Voya Solution Income Portfolio
Voya Solution Moderately Aggressive Portfolio
Voya Solution Moderately Conservative Portfolio
Voya Solution 2020 Portfolio
Voya Solution 2025 Portfolio
Voya Solution 2030 Portfolio
Voya Solution 2035 Portfolio
Voya Solution 2040 Portfolio
Voya Solution 2045 Portfolio
Voya Solution 2050 Portfolio
Voya Solution 2055 Portfolio
Voya Solution 2060 Portfolio
VY® American Century Small-Mid Cap Value Portfolio
VY® Baron Growth Portfolio
VY® Columbia Contrarian Core Portfolio
VY® Columbia Small Cap Value II Portfolio
VY® Invesco Comstock Portfolio
VY® Invesco Equity and Income Portfolio
VY® JPMorgan Mid Cap Value Portfolio
VY® Oppenheimer Global Portfolio
VY® Pioneer High Yield Portfolio
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
VY® T. Rowe Price Growth Equity Portfolio
VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.8%
			Brazil: 0.5%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	$1,058,661	0.5

			Canada: 0.7%
	315,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	301,518	0.1
	191,000	(2)	Cenovus Energy, Inc., 4.250%, 04/15/2027	186,400	0.1
	300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	278,357	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/2023	322,449	0.2
	430,000		Teck Resources Ltd., 6.000%, 08/15/2040	445,050	0.2
				1,533,774	0.7

			Cayman Islands: 0.0%
	1	(1)	Ambac LSNI LLC, 6.811%, (US0003M + 5.000%), 02/12/2023	1	0.0

			China: 0.3%
	601,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	596,619	0.3

			France: 0.5%
	350,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	347,375	0.2
	294,000		BPCE SA, 2.500%, 12/10/2018	293,515	0.1
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	299,914	0.1
	226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	222,306	0.1
				1,163,110	0.5

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	709,208	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	275,190	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	345,415	0.2
				620,605	0.3

			Israel: 0.1%
	345,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	277,276	0.1

			Italy: 0.3%
	60,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	65,400	0.0
	315,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	386,725	0.2
	305,000	(1)	UniCredit SpA, 5.861%, 06/19/2032	310,402	0.1
				762,527	0.3

			Japan: 0.7%
	790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	778,229	0.3
	200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	194,812	0.1
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	637,961	0.3
				1,611,002	0.7

			Luxembourg: 0.2%
	130,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	132,763	0.1
	185,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	192,862	0.1
				325,625	0.2

			Mexico: 0.0%
MXN	1,007,437	(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	99,219	(4)	JPMorgan Hipotecaria su Casita, 6.100%, 09/25/2035	5,448	0.0
				5,448	0.0

			Netherlands: 0.8%
	100,000		ArcelorMittal, 7.000%, 03/01/2041	116,750	0.0
	170,000		ArcelorMittal, 7.250%, 10/15/2039	201,875	0.1
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	279,330	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/2025	683,779	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/2046	363,540	0.2
	300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	274,585	0.1
				1,919,859	0.8

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/2023	368,212	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	91,490	0.0

			Spain: 0.1%
	150,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	152,000	0.0
	160,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	163,286	0.1
				315,286	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Sweden: 0.1%
298,000	(1),(2)	Nordea Bank AB, 5.500%, 12/31/2199	$301,725	0.1

		Switzerland: 0.3%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	435,790	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	281,250	0.1
			717,040	0.3

		United Kingdom: 1.4%
283,000		Aon PLC, 2.800%, 03/15/2021	280,208	0.1
530,000		BP Capital Markets PLC, 3.216%, 11/28/2023	525,581	0.2
200,000	(1),(2)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	188,331	0.1
239,000	(1)	Santander UK Group Holdings PLC, 5.625%, 09/15/2045	264,754	0.1
1,002,000		Santander UK PLC, 2.375%, 03/16/2020	988,279	0.5
602,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	590,302	0.3
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	240,236	0.1
			3,077,691	1.4

		United States: 19.0%
424,000		21st Century Fox America, Inc., 4.500%, 02/15/2021	441,401	0.2
300,000		21st Century Fox America, Inc., 5.400%, 10/01/2043	352,606	0.2
150,000		AbbVie, Inc., 3.600%, 05/14/2025	147,978	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	321,607	0.1
160,000		AECOM, 5.125%, 03/15/2027	155,000	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	50,967	0.0
325,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	320,125	0.1
160,000		AMC Networks, Inc., 4.750%, 08/01/2025	154,581	0.1
233,000		American Tower Corp., 3.500%, 01/31/2023	231,870	0.1
300,000		Amgen, Inc., 3.200%, 11/02/2027	284,627	0.1
70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	71,253	0.0
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	428,834	0.2
555,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	552,300	0.2
214,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	231,298	0.1
190,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	192,458	0.1
155,000		Antero Resources Corp., 5.625%, 06/01/2023	158,875	0.1
301,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	300,197	0.1
299,000		AT&T, Inc., 5.150%, 03/15/2042	308,643	0.1
430,000		AT&T, Inc., 5.450%, 03/01/2047	457,343	0.2
368,000		Bank of America Corp., 3.300%, 01/11/2023	367,242	0.2
616,000	(1)	Bank of America Corp., 3.419%, 12/20/2028	590,365	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	472,961	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	400,979	0.2
300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	321,841	0.1
105,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	97,650	0.0
325,000	(1)	Calpine Corp., 5.250%, 06/01/2026	314,844	0.1
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	422,949	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	214,863	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	251,241	0.1
60,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	57,114	0.0
100,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	100,000	0.0
160,000		CenturyLink, Inc., 5.800%, 03/15/2022	157,000	0.1
563,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	575,855	0.3
160,000		Chemours Co/The, 5.375%, 05/15/2027	160,800	0.1
175,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/2021	163,625	0.1
265,000		Citigroup, Inc., 4.125%, 07/25/2028	262,017	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	580,996	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	509,050	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	749,921	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	266,114	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	148,210	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
400,000		Comcast Corp., 4.000%, 03/01/2048	$380,055	0.2
200,000		Comcast Corp., 4.250%, 01/15/2033	207,362	0.1
165,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	157,162	0.1
330,000	(1)	Continental Resources, Inc./OK, 4.375%, 01/15/2028	322,162	0.1
221,000	(1)	Cox Communications, Inc., 2.950%, 06/30/2023	213,246	0.1
335,000	(1)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/2025	321,995	0.1
325,000		CSC Holdings LLC, 5.250%, 06/01/2024	309,969	0.1
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,177,136	0.5
510,000		CVS Health Corp., 4.300%, 03/25/2028	514,163	0.2
177,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	181,660	0.1
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	509,200	0.2
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	337,424	0.1
442,000		Discover Bank, 7.000%, 04/15/2020	472,496	0.2
355,000		DISH DBS Corp., 5.875%, 11/15/2024	317,725	0.1
147,000		Eastman Chemical Co., 2.700%, 01/15/2020	146,173	0.1
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	283,831	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/2024	1,054,135	0.5
558,000		Entergy Corp., 5.125%, 09/15/2020	581,213	0.3
153,000		Envision Healthcare Corp., 5.625%, 07/15/2022	154,453	0.1
470,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	458,391	0.2
202,000		FedEx Corp., 4.050%, 02/15/2048	190,102	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	457,097	0.2
310,000	(1)	First Data Corp., 5.750%, 01/15/2024	313,100	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	545,199	0.2
205,000		General Electric Co., 6.750%, 03/15/2032	254,873	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	224,548	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	235,189	0.1
1,177,000		Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,152,486	0.5
160,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/2027	154,315	0.1
240,000		HCA, Inc., 5.500%, 06/15/2047	232,500	0.1
240,000		HCA, Inc., 5.875%, 02/15/2026	244,800	0.1
150,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	148,125	0.1
155,000	(1)	Hill-Rom Holdings, Inc., 5.000%, 02/15/2025	154,419	0.1
160,000	(1)	IHS Markit Ltd, 4.000%, 03/01/2026	154,400	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/2019	1,080,391	0.5
330,000	(1)	Iron Mountain, Inc., 5.250%, 03/15/2028	312,262	0.1
320,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	300,000	0.1
145,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	141,962	0.1
245,000	(4)	Jefferson Smurfit Escrow, 06/01/2049	–	–
90,000		Johnson & Johnson, 2.900%, 01/15/2028	86,546	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	144,311	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	54,827	0.0
362,000		JPMorgan Chase & Co., 1.625%, 05/15/2018	361,633	0.2
357,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	351,434	0.2
258,000		JPMorgan Chase & Co., 3.897%, 01/23/2049	246,528	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/31/2199	494,132	0.2
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	223,530	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	204,425	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	292,941	0.1
234,000		Kroger Co/The, 4.450%, 02/01/2047	221,722	0.1
291,000	(1)	Lennar Corp., 4.750%, 11/29/2027	280,087	0.1
315,000		Level 3 Parent LLC, 5.750%, 12/01/2022	315,592	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/2022	375,725	0.2
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	383,764	0.2
320,000		MGM Resorts International, 4.625%, 09/01/2026	307,200	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
372,000		Morgan Stanley, 3.750%, 02/25/2023	$376,360	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	626,813	0.3
300,000		Murphy Oil Corp., 5.750%, 08/15/2025	296,250	0.1
140,000		Netflix, Inc., 5.750%, 03/01/2024	145,950	0.1
438,000		Newell Brands, Inc., 2.875%, 12/01/2019	435,733	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	382,998	0.2
235,000		Nordstrom, Inc., 5.000%, 01/15/2044	221,222	0.1
315,000	(1)	Novelis Corp., 5.875%, 09/30/2026	311,062	0.1
155,000	(1)	NRG Energy, Inc., 5.750%, 01/15/2028	151,900	0.1
292,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	310,787	0.1
349,000		Oracle Corp., 2.950%, 05/15/2025	338,093	0.1
150,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	145,529	0.1
140,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	145,163	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/2026	223,425	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/2044	461,577	0.2
490,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	466,725	0.2
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	236,822	0.1
325,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	304,688	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	327,898	0.1
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	116,208	0.1
315,000		Service Corp. International/US, 4.625%, 12/15/2027	304,763	0.1
310,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	289,075	0.1
135,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	127,575	0.1
175,000	(1)	Sirius XM Radio, Inc., 5.375%, 04/15/2025	174,125	0.1
95,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	92,744	0.0
370,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	367,225	0.2
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	179,126	0.1
295,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	287,091	0.1
245,000	(4)	Stone Webster Escrow, 07/01/2049	–	–
315,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	301,613	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	103,505	0.0
445,000		Synchrony Financial, 4.250%, 08/15/2024	442,765	0.2
335,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	338,350	0.2
160,000		Teleflex, Inc., 4.625%, 11/15/2027	154,602	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	284,581	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/2036	583,649	0.3
320,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	308,000	0.1
50,000		United Rentals North America, Inc., 4.875%, 01/15/2028	48,375	0.0
100,000		United Rentals North America, Inc., 5.500%, 07/15/2025	102,750	0.0
345,000	(1)	Univision Communications, Inc., 5.125%, 02/15/2025	322,575	0.1
180,000	(1)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	180,675	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	233,252	0.1
252,000		Viacom, Inc., 4.375%, 03/15/2043	226,276	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	427,530	0.2
180,000		Western Digital Corp., 4.750%, 02/15/2026	179,942	0.1
300,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	302,250	0.1
			43,475,333	19.0

	Total Corporate Bonds/Notes
	(Cost $59,443,996)		58,930,492	25.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.2%
		United States: 12.2%
394,435		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.827%, 05/25/2036	372,008	0.2
301,768		Alternative Loan Trust 2005-51 3A2A, 2.573%, (12MTA + 1.290%), 11/20/2035	292,549	0.1
93,807		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	75,740	0.0
546,738		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	548,613	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
84,309		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	$84,289	0.0
79,557		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	79,929	0.0
375,715		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	332,703	0.2
119,922		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.807%, 05/25/2035	120,876	0.1
385,745		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	374,366	0.2
62,619		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.372%, (US0001M + 0.500%), 11/25/2035	38,723	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.592%, (US0001M + 0.720%), 11/25/2035	295,948	0.1
17,853	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.375%, (US0001M + 0.500%), 01/27/2037	11,126	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.872%, (US0001M + 3.000%), 10/25/2029	530,914	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.072%, (US0001M + 2.200%), 01/25/2030	506,994	0.2
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.272%, (US0001M + 2.400%), 05/25/2030	304,817	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.372%, (US0001M + 2.500%), 05/25/2030	609,980	0.3
77,809	(5)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	18,598	0.0
40,130	(5)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	9,845	0.0
155,070	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	23,476	0.0
25,718	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	5,755	0.0
209,776	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	46,295	0.0
34,049	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	7,027	0.0
33,245	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	7,884	0.0
40,108	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	9,103	0.0
17,303	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	3,743	0.0
18,776	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	3,957	0.0
555,415	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	94,735	0.0
848,441	(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	117,216	0.1
13,384		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	14,922	0.0
19,932		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	21,799	0.0
17,776		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	19,644	0.0
81,835	(5)	Fannie Mae REMIC Trust 2002-12 SB, 5.879%, (-1.000*US0001M + 7.750%), 07/25/2031	14,827	0.0
46,783	(5)	Fannie Mae REMIC Trust 2002-2 SW, 5.879%, (-1.000*US0001M + 7.750%), 02/25/2032	8,753	0.0
21,330		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	23,675	0.0
8,492		Fannie Mae REMIC Trust 2002-29 F, 2.872%, (US0001M + 1.000%), 04/25/2032	8,705	0.0
30,442	(5)	Fannie Mae REMIC Trust 2002-41 S, 6.079%, (-1.000*US0001M + 7.950%), 07/25/2032	5,161	0.0
2,613		Fannie Mae REMIC Trust 2002-64 FJ, 2.872%, (US0001M + 1.000%), 04/25/2032	2,679	0.0
5,457		Fannie Mae REMIC Trust 2002-68 FH, 2.308%, (US0001M + 0.500%), 10/18/2032	5,482	0.0
908,972	(5)	Fannie Mae REMIC Trust 2002-77 JS, 6.192%, (-1.000*US0001M + 8.000%), 12/18/2032	167,079	0.1
24,683		Fannie Mae REMIC Trust 2002-84 FB, 2.872%, (US0001M + 1.000%), 12/25/2032	25,272	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
24,680		Fannie Mae REMIC Trust 2003-11 FA, 2.872%, (US0001M + 1.000%), 09/25/2032	$25,274	0.0
5,222		Fannie Mae REMIC Trust 2003-116 FA, 2.272%, (US0001M + 0.400%), 11/25/2033	5,227	0.0
31,556	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	8,264	0.0
25,060	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	5,825	0.0
17,589	(5)	Fannie Mae REMIC Trust 2003-52 NS, 5.229%, (-1.000*US0001M + 7.100%), 06/25/2023	1,232	0.0
128,568	(5)	Fannie Mae REMIC Trust 2004-56 SE, 5.679%, (-1.000*US0001M + 7.550%), 10/25/2033	24,198	0.0
35,402		Fannie Mae REMIC Trust 2005-25 PS, 19.925%, (-4.400*US0001M + 28.160%), 04/25/2035	54,201	0.0
16,385	(5)	Fannie Mae REMIC Trust 2005-40 SB, 4.879%, (-1.000*US0001M + 6.750%), 05/25/2035	2,183	0.0
75,388		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	77,350	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 16.514%, (-4.000*US0001M + 24.000%), 07/25/2035	163,495	0.1
358,609		Fannie Mae REMIC Trust 2005-87 SB, 16.971%, (-3.667*US0001M + 23.833%), 10/25/2035	524,551	0.2
276,163		Fannie Mae REMIC Trust 2006-104 ES, 24.093%, (-5.000*US0001M + 33.450%), 11/25/2036	461,242	0.2
17,629		Fannie Mae REMIC Trust 2006-11 PS, 17.705%, (-3.667*US0001M + 24.567%), 03/25/2036	26,339	0.0
46,834		Fannie Mae REMIC Trust 2006-46 SW, 17.337%, (-3.667*US0001M + 24.199%), 06/25/2036	68,600	0.0
264,648	(5)	Fannie Mae REMIC Trust 2006-51 SA, 4.699%, (-1.000*US0001M + 6.570%), 06/25/2036	41,251	0.0
88,596	(5)	Fannie Mae REMIC Trust 2006-90 SX, 5.359%, (-1.000*US0001M + 7.230%), 09/25/2036	14,947	0.0
10,115,573	(5)	Fannie Mae REMIC Trust 2007-116 DI, 4.069%, (-1.000*US0001M + 5.940%), 01/25/2038	1,469,948	0.6
76,192	(5)	Fannie Mae REMIC Trust 2007-88 XI, 4.669%, (-1.000*US0001M + 6.540%), 06/25/2037	12,699	0.0
970,428	(5)	Fannie Mae REMIC Trust 2007-89 SB, 4.679%, (-1.000*US0001M + 6.550%), 09/25/2037	155,994	0.1
2,147,368	(5)	Fannie Mae REMIC Trust 2007-94 SG, 4.579%, (-1.000*US0001M + 6.450%), 10/25/2037	340,782	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 16.679%, (-5.000*US0001M + 25.000%), 10/25/2040	485,148	0.2
149,389		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	153,626	0.1
3,898,903	(5)	Fannie Mae REMIC Trust 2011-55 SK, 4.689%, (-1.000*US0001M + 6.560%), 06/25/2041	645,363	0.3
499	(5)	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/2018	–	–
3,104,016	(5)	Fannie Mae REMIC Trust 2011-86 NS, 4.079%, (-1.000*US0001M + 5.950%), 09/25/2041	402,292	0.2
2,058,707	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.579%, (-1.000*US0001M + 6.450%), 02/25/2042	276,627	0.1
1,624,886	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	250,834	0.1
5,335,095	(5)	Fannie Mae REMIC Trust 2012-133 PS, 4.329%, (-1.000*US0001M + 6.200%), 03/25/2042	626,756	0.3
2,549,655	(5)	Fannie Mae REMIC Trust 2012-144 SB, 4.229%, (-1.000*US0001M + 6.100%), 01/25/2043	507,379	0.2
2,860,867	(5)	Fannie Mae REMIC Trust 2012-27 SB, 4.109%, (-1.000*US0001M + 5.980%), 11/25/2041	372,879	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	26,985	0.0
1,703,555	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	233,158	0.1
9,446,256	(5)	Freddie Mac 3502 DL, 4.223%, (-1.000*US0001M + 6.000%), 01/15/2039	1,345,586	0.6
47,346		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	50,639	0.0
27,631		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	29,493	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
59,357		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	$64,974	0.0
10,397	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	2,258	0.0
54,027	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	11,089	0.0
25,621		Freddie Mac REMIC Trust 2122 F, 2.227%, (US0001M + 0.450%), 02/15/2029	25,748	0.0
87,236	(5)	Freddie Mac REMIC Trust 2134 SB, 5.923%, (-1.000*US0001M + 7.700%), 03/15/2029	12,517	0.0
95,528	(5)	Freddie Mac REMIC Trust 2136 SG, 5.873%, (-1.000*US0001M + 7.650%), 03/15/2029	14,783	0.0
125,352	(5)	Freddie Mac REMIC Trust 2177 SB, 7.173%, (-1.000*US0001M + 8.950%), 08/15/2029	23,415	0.0
13,649		Freddie Mac REMIC Trust 2344 FP, 2.727%, (US0001M + 0.950%), 08/15/2031	14,030	0.0
6,424		Freddie Mac REMIC Trust 2412 GF, 2.727%, (US0001M + 0.950%), 02/15/2032	6,606	0.0
49,080		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	55,923	0.0
38,497		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	42,051	0.0
7,444		Freddie Mac REMIC Trust 2464 FI, 2.777%, (US0001M + 1.000%), 02/15/2032	7,624	0.0
7,636		Freddie Mac REMIC Trust 2470 LF, 2.777%, (US0001M + 1.000%), 02/15/2032	7,821	0.0
10,325		Freddie Mac REMIC Trust 2471 FD, 2.777%, (US0001M + 1.000%), 03/15/2032	10,577	0.0
8,394		Freddie Mac REMIC Trust 2504 FP, 2.277%, (US0001M + 0.500%), 03/15/2032	8,438	0.0
33,566		Freddie Mac REMIC Trust 2551 LF, 2.277%, (US0001M + 0.500%), 01/15/2033	33,769	0.0
91,529		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	95,572	0.0
417,515		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	443,457	0.2
359,261		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	384,689	0.2
69,991		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	77,654	0.0
77,701	(5)	Freddie Mac REMIC Trust 3004 SB, 4.373%, (-1.000*US0001M + 6.150%), 07/15/2035	8,170	0.0
15,931		Freddie Mac REMIC Trust 3025 SJ, 18.236%, (-3.667*US0001M + 24.750%), 08/15/2035	23,430	0.0
1,048,477	(5)	Freddie Mac REMIC Trust 3223 S, 4.173%, (-1.000*US0001M + 5.950%), 10/15/2036	118,866	0.1
2,702,907	(5)	Freddie Mac REMIC Trust 3505 SA, 4.223%, (-1.000*US0001M + 6.000%), 01/15/2039	398,184	0.2
2,988,611	(5)	Freddie Mac REMIC Trust 3702 S, 2.673%, (-1.000*US0001M + 4.450%), 05/15/2036	219,657	0.1
2,349,359	(5)	Freddie Mac REMIC Trust 3710 SL, 4.223%, (-1.000*US0001M + 6.000%), 05/15/2036	105,266	0.1
170,113	(5)	Freddie Mac REMIC Trust 3803 SG, 4.823%, (-1.000*US0001M + 6.600%), 08/15/2028	2,833	0.0
3,042,480	(5)	Freddie Mac REMIC Trust 3925 SD, 4.273%, (-1.000*US0001M + 6.050%), 07/15/2040	347,751	0.2
1,594,628	(5)	Freddie Mac REMIC Trust 4136 SW, 4.473%, (-1.000*US0001M + 6.250%), 11/15/2032	229,411	0.1
715,082	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	125,264	0.1
10,905,250	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,876,708	0.8
1,288,295	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	167,955	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.572%, (US0001M + 4.700%), 04/25/2028	119,655	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.372%, (US0001M + 2.500%), 03/25/2030	410,517	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.522%, (US0001M + 2.650%), 12/25/2029	619,330	0.3
78,616		Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.602%, 10/25/2046	78,738	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	457,840		Ginnie Mae Series 2007-8 SP, 16.141%, (-3.242*US0001M + 22.050%), 03/20/2037	$631,113	0.3
	2,409,713	(5)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	99,755	0.0
	2,501,014	(5)	Ginnie Mae Series 2010-68 MS, 4.028%, (-1.000*US0001M + 5.850%), 06/20/2040	345,274	0.2
	1,796,352	(5)	Ginnie Mae Series 2012-97 SC, 4.914%, (-1.000*US0001M + 6.700%), 07/16/2041	283,012	0.1
	272,528		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.082%, (US0001M + 0.210%), 04/25/2036	250,294	0.1
	70,973		GSR Mortgage Loan Trust 2005-AR6 1A4, 3.731%, 09/25/2035	73,233	0.0
	708,418		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.082%, (US0001M + 0.210%), 04/25/2046	658,038	0.3
	683,100		JP Morgan Mortgage Trust 2005-A4 B1, 3.569%, 07/25/2035	617,386	0.3
	99,814		JP Morgan Mortgage Trust 2007-A1 7A1, 3.722%, 07/25/2035	100,190	0.1
	295,945	(1)	JP Morgan Mortgage Trust 2017-3 B1, 3.872%, 08/25/2047	295,882	0.1
	144,321		Lehman XS Trust Series 2005-5N 1A2, 2.232%, (US0001M + 0.360%), 11/25/2035	128,755	0.1
	108,052		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.755%, 04/25/2036	107,789	0.1
	2,453,853		RALI Series Trust 2006-QO1 X2, 2.167%, 02/25/2046	225,309	0.1
	98,230	(1)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	99,919	0.0
	753,113		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	468,049	0.2
	8,614,864	(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.083%, 08/25/2045	225,002	0.1
	54,262		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.323%, 10/25/2036	53,013	0.0
	921,515		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.071%, 12/25/2036	900,614	0.4
	201,533		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.303%, 08/25/2046	190,789	0.1
	410,615		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.254%, 12/25/2036	395,587	0.2
	117,255		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.917%, 04/25/2037	107,103	0.1
	136,121		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.302%, (US0001M + 0.430%), 06/25/2037	114,609	0.1
	65,465		Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.807%, 02/25/2034	67,330	0.0
	161,321		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	162,850	0.1
	203,106		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.631%, 10/25/2036	199,113	0.1
	43,808		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.631%, 10/25/2036	42,946	0.0
	259,206		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 3.410%, 05/25/2036	264,579	0.1
	259,256		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.772%, 04/25/2036	257,559	0.1
	190,314	(1)	WinWater Mortgage Loan Trust 2015-5 B4, 3.798%, 08/20/2045	184,280	0.1

		Total Collateralized Mortgage Obligations
		(Cost $27,744,511)		27,879,676	12.2

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	4,889,296	(4)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 0.490%, 08/22/2034	38,289	0.0

		Total Structured Products
		(Cost $174,740)		38,289	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
			Federal Home Loan Mortgage Corporation: 0.5%(6)
	216,943		4.000%, 09/01/2045	223,686	0.1
	326,338		4.000%, 09/01/2045	336,468	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal Home Loan Mortgage Corporation: (continued)
	165,286		4.000%, 09/01/2045	$170,406	0.1
	119,666		4.000%, 09/01/2045	123,381	0.1
	244,821		4.000%, 05/01/2046	252,427	0.1
	1,579		5.000%, 01/01/2020	1,609	0.0
	6,276		5.000%, 02/01/2020	6,386	0.0
	12,022		5.000%, 12/01/2034	12,960	0.0
	41,381		6.000%, 02/01/2034	46,457	0.0
	6,623		6.500%, 02/01/2022	7,044	0.0
	7,863		6.500%, 09/01/2022	8,271	0.0
	3,147		6.500%, 08/01/2032	3,546	0.0
	6,947		6.500%, 07/01/2034	7,831	0.0
	6,434		6.500%, 07/01/2034	7,249	0.0
				1,207,721	0.5

			Federal National Mortgage Association: 0.5%(6)
	69,085		2.500%, 06/01/2030	67,963	0.0
	100,595		2.500%, 06/01/2030	98,961	0.1
	41,764		2.500%, 07/01/2030	41,085	0.0
	160,664		3.583%, 10/01/2036	169,095	0.1
	189,190		4.000%, 05/01/2045	194,599	0.1
	79,436		5.000%, 06/01/2041	85,952	0.0
	3,813		5.500%, 09/01/2019	3,851	0.0
	3,658		5.500%, 09/01/2019	3,692	0.0
	23,650		5.500%, 09/01/2024	25,688	0.0
	3,213		6.000%, 05/01/2021	3,284	0.0
	92,790		6.000%, 11/01/2034	104,279	0.1
	147,506		6.000%, 04/01/2035	165,884	0.1
	68,020		6.500%, 12/01/2029	75,971	0.0
	28,414		6.500%, 01/01/2034	31,738	0.0
	283		7.000%, 04/01/2033	299	0.0
	22,928		7.500%, 09/01/2032	26,592	0.0
	51,608		7.500%, 01/01/2033	59,791	0.0
				1,158,724	0.5

			Government National Mortgage Association: 0.1%
	44,182		5.000%, 04/15/2034	47,488	0.1
	19,405		6.500%, 02/20/2035	22,079	0.0
				69,567	0.1

		Total U.S. Government Agency Obligations
		(Cost $2,428,154)		2,436,012	1.1

FOREIGN GOVERNMENT BONDS: 8.4%
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/2045	745,050	0.3

			Germany: 1.2%
EUR	1,010,000		Bundesobligation, -0.380%, 10/08/2021	1,259,392	0.6
EUR	170,000		Bundesrepublik Deutschland Bundesanleihe, 0.310%, 08/15/2026	203,764	0.1
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	13,678	0.0
EUR	620,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,020,306	0.4
EUR	190,000		Bundesschatzanweisungen, -0.680%, 12/14/2018	234,908	0.1
				2,732,048	1.2

			Hungary: 0.3%
EUR	650,000		Hungary Government International Bond, 1.750%, 10/10/2027	817,242	0.3

			Indonesia: 0.2%
IDR	5,665,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	422,277	0.2

			Italy: 6.0%
EUR	4,840,000		Italy Buoni Poliennali Del Tesoro, 2.200%, 06/01/2027	6,230,427	2.7
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/2026	7,426,077	3.3
				13,656,504	6.0

			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	933,005	0.4

		Total Foreign Government Bonds
		(Cost $17,767,794)		19,306,126	8.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.5%
			United States: 9.5%
	7,003,063	(5)	BANK 2017-BNK5 XA, 1.101%, 06/15/2060	487,098	0.2
	900,000	(1)	BANK 2017-BNK6 E, 2.656%, 07/15/2060	526,691	0.2
	138,080		Banc of America Commercial Mortgage Trust 2007-3 B, 5.581%, 06/10/2049	139,897	0.1
	390,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.581%, 06/10/2049	398,877	0.2
	8,851,354	(5)	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.142%, 02/15/2050	652,694	0.3
	2,065,643	(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.521%, 02/15/2050	207,507	0.1
	8,020,000	(1),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	334,386	0.1
	440,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/2041	450,683	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
140,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.760%, 04/12/2038	$145,489	0.1
382,284	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	381,868	0.2
1,868,391	(5)	CD 2016-CD1 Mortgage Trust XA, 1.434%, 08/10/2049	162,840	0.1
8,959,339	(5)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.785%, 12/10/2054	478,498	0.2
7,900,000	(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.850%, 08/10/2049	493,818	0.2
3,243,044	(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.125%, 10/12/2050	244,700	0.1
210,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/2050	209,401	0.1
3,429,261	(5)	COMM 2012-CR1 XA, 1.876%, 05/15/2045	212,500	0.1
10,086,028	(1),(5)	COMM 2012-LTRT XA, 0.995%, 10/05/2030	339,325	0.1
10,237,454	(5)	COMM 2013-CCRE13 XA, 0.901%, 11/10/2046	316,929	0.1
14,202,252	(5)	COMM 2014-CR16 XA, 1.163%, 04/10/2047	609,350	0.3
570,000		COMM 2016-COR1 C, 4.394%, 10/10/2049	563,828	0.2
4,461,760	(5)	COMM 2016-CR28 XA, 0.541%, 02/10/2049	174,999	0.1
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/2050	1,008,854	0.4
13,527,847	(5)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.902%, 09/15/2050	669,973	0.3
300,000	(1),(7)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	280,474	0.1
2,010,465	(1),(5)	DBUBS 2011-LC1A XA, 0.723%, 11/10/2046	27,821	0.0
210,000	(1)	DBUBS 2011-LC2A D, 5.565%, 07/10/2044	216,929	0.1
290,000	(1)	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/2049	248,294	0.1
3,560,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.623%, 11/25/2044	388,245	0.2
3,840,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	283,936	0.1
8,333,154	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.367%, 01/25/2022	342,907	0.1
10,000,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.792%, 12/25/2041	831,897	0.4
6,654,975	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.973%, 08/25/2018	19,141	0.0
28,321,551	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.731%, 05/25/2019	415,160	0.2
4,423,190	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/2040	95,388	0.0
40,976,314	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	118,426	0.1
243,589	(1)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.298%, 06/10/2036	241,804	0.1
100,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	89,895	0.0
2,312,279	(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.220%, 05/10/2045	131,708	0.1
5,557,653	(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.388%, 11/10/2046	210,308	0.1
4,970,359	(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.713%, 08/10/2046	135,919	0.1
1,350,000	(1)	GS Mortgage Securities Trust 2016-GS4 E, 3.803%, 11/10/2049	942,653	0.4
2,325,570	(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.051%, 05/10/2050	179,969	0.1
2,940,000	(1),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/2047	42,474	0.0
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.346%, 06/12/2041	269,859	0.1
6,455,457	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	278,475	0.1
250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.142%, 12/15/2047	245,954	0.1
660,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	687,707	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
729,036	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/2047	$722,113	0.3
13,449,247	(5)	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.045%, 11/15/2047	541,234	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	353,237	0.2
3,488,736	(1),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.233%, 03/10/2050	170,089	0.1
18,750,000	(1),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.439%, 12/15/2047	549,606	0.2
570,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.427%, 09/15/2047	593,649	0.3
460,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.427%, 09/15/2047	478,094	0.2
152,636	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	149,929	0.1
5,324,899	(1),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.889%, 08/10/2049	365,391	0.2
7,130,665	(5)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.028%, 12/15/2049	391,526	0.2
3,401,989	(1),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.849%, 08/15/2045	213,238	0.1
550,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.272%, 03/15/2045	422,095	0.2
860,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.272%, 03/15/2045	331,480	0.1
1,199,241	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.279%, 03/15/2048	58,006	0.0
10,186,447	(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.123%, 03/15/2047	462,140	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $21,903,828)		21,737,375	9.5

U.S. TREASURY OBLIGATIONS: 7.3%
		U.S. Treasury Bonds: 3.7%
5,337,000		2.750%, 02/15/2028	5,336,423	2.3
3,320,000		2.750%, 11/15/2047	3,167,491	1.4
			8,503,914	3.7

		U.S. Treasury Notes: 3.6%
30,000		1.250%, 10/31/2021	28,750	0.0
1,012,000		1.625%, 03/31/2019	1,006,999	0.4
220,000		1.625%, 10/31/2023	208,753	0.1
1,136,000	(2)	2.250%, 02/29/2020	1,135,451	0.5
705,000		2.250%, 03/31/2020	704,622	0.3
2,190,000		2.375%, 03/15/2021	2,188,884	1.0
707,000		2.500%, 03/31/2023	704,349	0.3
1,137,000	(2)	2.625%, 02/28/2023	1,140,196	0.5
1,125,000		2.750%, 02/28/2025	1,129,196	0.5
			8,247,200	3.6

	Total U.S. Treasury Obligations
	(Cost $16,615,811)		16,751,114	7.3

ASSET-BACKED SECURITIES: 5.0%
		Cayman Islands: 3.9%
350,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.722%, (US0003M + 2.000%), 10/15/2027	351,531	0.2
240,000	(1)	Apidos CLO XI 2012-11A BR, 3.681%, (US0003M + 1.950%), 01/17/2028	240,860	0.1
210,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.581%, (US0003M + 1.850%), 04/17/2026	210,058	0.1
370,000	(1)	Apidos CLO XVII 2014-17A BR, 4.231%, (US0003M + 2.500%), 04/17/2026	370,160	0.2
250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 3.504%, (US0003M + 1.900%), 07/15/2030	250,630	0.1
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.095%, (US0003M + 2.350%), 04/25/2026	250,173	0.1
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 3.945%, (US0003M + 2.200%), 07/20/2025	250,103	0.1
510,000	(1)	BlueMountain CLO 2012-2A BR, 3.785%, (US0003M + 1.900%), 11/20/2028	511,966	0.2
330,000	(1)	BlueMountain CLO 2014-4A B1R, 3.834%, (US0003M + 1.850%), 11/30/2026	330,305	0.2
300,000	(1)	BlueMountain CLO 2014-4A CR, 4.534%, (US0003M + 2.550%), 11/30/2026	301,301	0.1
640,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 3.622%, (US0003M + 1.900%), 04/15/2029	644,077	0.3
290,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.645%, (US0003M + 1.900%), 01/20/2029	291,414	0.1
250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.910%, (US0003M + 2.150%), 07/27/2026	250,126	0.1
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.407%, (US0003M + 2.350%), 06/09/2030	251,175	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.995%, (US0003M + 2.250%), 07/23/2030	$501,044	0.2
520,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 3.572%, (US0003M + 1.850%), 10/15/2028	522,271	0.2
250,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 3.945%, (US0003M + 2.200%), 07/23/2029	250,434	0.1
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 3.847%, (US0003M + 1.800%), 04/20/2030	250,243	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.822%, (US0003M + 2.100%), 04/15/2026	250,022	0.1
250,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 4.145%, (US0003M + 2.400%), 07/20/2030	252,127	0.1
575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.572%, (US0003M + 4.850%), 10/15/2025	566,657	0.3
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	249,998	0.1
266,000	(1)	Recette CLO Ltd. 2015-1A CR, 3.445%, (US0003M + 1.700%), 10/20/2027	266,118	0.1
250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 3.945%, (US0003M + 2.200%), 10/20/2026	250,103	0.1
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 3.734%, (US0003M + 2.000%), 10/18/2030	250,756	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 3.922%, (US0003M + 2.200%), 10/15/2030	564,229	0.3
250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 3.635%, (US0003M + 1.750%), 11/20/2030	250,035	0.1
			8,927,916	3.9

		United States: 1.1%
338,364	(8)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.979%, 03/25/2036	247,412	0.1
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.258%, (US0001M + 1.450%), 03/17/2037	1,048,627	0.5
200,000	(1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,950	0.1
640,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 3.545%, (US0003M + 1.800%), 01/20/2028	642,600	0.3
300,000	(1)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	284,854	0.1
			2,418,443	1.1

	Total Asset-Backed Securities
	(Cost $11,329,518)		11,346,359	5.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(4),(9)	American Media, Inc.	–	–
4,988	(9)	Resolute Forest Products, Inc.	41,401	0.0

	Total Common Stock
	(Cost $1,298,014)		41,401	0.0

MUTUAL FUNDS: 23.9%
		United States: 23.9%
1,080,405		Voya Emerging Markets Corporate Debt Fund - Class P	10,609,578	4.6
1,643,037		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,838,881	6.9
3,155,317		Voya Emerging Markets Local Currency Debt Fund - Class P	25,337,198	11.1
362,765		Voya High Yield Bond Fund - Class P	2,865,842	1.3

	Total Mutual Funds
	(Cost $60,178,921)		54,651,499	23.9

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 4.2%
Total Purchased Options
(Cost $10,215,345)	9,697,181	4.2

Total Long-Term Investments
(Cost $229,100,632)	222,815,524	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Commercial Paper: 1.9%
4,500,000	Exelon, 3.200%, 04/04/2018
	(Cost $4,499,081)	4,498,445	1.9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(11): 1.8%
88,006	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $88,023, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $89,771, due 04/19/18-09/09/49)	$88,006	0.1
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,000,197, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 03/31/18-02/20/68)	1,000,000	0.5
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $1,000,198, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/30/18-12/01/51)	1,000,000	0.4
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,020,000, due 06/30/19-09/09/49)	1,000,000	0.4
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,000,197, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 06/28/18-12/20/47)	1,000,000	0.4
		4,088,006	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
3,371,000	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $3,371,000)	3,371,000	1.5

	Total Short-Term Investments
	(Cost $11,958,087)		11,957,451	5.2

	Total Investments in Securities (Cost $241,058,719)		$234,772,975	102.6
	Liabilities in Excess of Other Assets		(6,022,979)	(2.6)
	Net Assets		$228,749,996	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(8)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(9)	Non-income producing security.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

(10)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2018.

BRL	Brazilian Real
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.9%
Collateralized Mortgage Obligations	12.2
Commercial Mortgage-Backed Securities	9.5
Foreign Government Bonds	8.4
Financial	8.1
U.S. Treasury Obligations	7.3
Other Asset-Backed Securities	4.9
Communications	4.5
Consumer, Non-cyclical	4.2
Purchased Options	4.2
Energy	3.2
Utilities	1.9
Consumer, Cyclical	1.7
U.S. Government Agency Obligations	1.1
Technology	0.8
Industrial	0.7
Basic Materials	0.7
Asset-Backed Securities	0.1
Structured Products	0.0
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
United States	$41,401	$–	$–	$41,401
Total Common Stock	41,401	–	–	41,401
Mutual Funds	54,651,499	–	–	54,651,499
Purchased Options	–	9,697,181	–	9,697,181
Corporate Bonds/Notes	–	58,925,044	5,448	58,930,492
Collateralized Mortgage Obligations	–	27,879,676	–	27,879,676
Structured Products	–	–	38,289	38,289
Commercial Mortgage-Backed Securities	–	21,737,375	–	21,737,375
Asset-Backed Securities	–	11,346,359	–	11,346,359
Foreign Government Bonds	–	19,306,126	–	19,306,126

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
U.S. Treasury Obligations	$–	$16,751,114	$–	$16,751,114
U.S. Government Agency Obligations	–	2,436,012	–	2,436,012
Short-Term Investments	3,371,000	8,586,451	–	11,957,451
Total Investments, at fair value	$58,063,900	$176,665,338	$43,737	$234,772,975
Other Financial Instruments+
Centrally Cleared Swaps	–	7,477,514	–	7,477,514
Forward Foreign Currency Contracts	–	1,042,859	–	1,042,859
Forward Premium Swaptions	–	858,391	–	858,391
Futures	628,720	–	–	628,720
Total Assets	$58,692,620	$186,044,102	$43,737	$244,780,459
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,999,999)	$–	$(1,999,999)
Forward Foreign Currency Contracts	–	(1,568,858)	–	(1,568,858)
Forward Premium Swaptions	–	(754,010)	–	(754,010)
Futures	(252,899)	–	–	(252,899)
Written Options	–	(11,986,370)	–	(11,986,370)
Total Liabilities	$(252,899)	$(16,309,237)	$–	$(16,562,136)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$10,763,054	$136,041	$–	$(289,517)	$10,609,578	$136,041	$–	$–
Voya Emerging Markets Hard Currency Debt Fund - Class P	16,140,338	190,563	–	(492,020)	15,838,881	190,563	–	–
Voya Emerging Markets Local Currency Debt Fund - Class P	24,241,904	284,602	–	810,692	25,337,198	284,602	–	–
Voya High Yield Bond Fund - Class P	2,890,039	44,209	–	(68,406)	2,865,842	44,209	–	–
	$54,035,335	$655,415	$–	$(39,251)	$54,651,499	$655,415	$–	$–

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 2,981,083	USD 2,310,000	Barclays Bank PLC	04/20/18	$4,641
GBP 3,557,443	USD 5,026,000	Barclays Bank PLC	04/20/18	(31,304)
NOK 1,511,973	USD 192,000	Barclays Bank PLC	04/20/18	983
GBP 9,331,532	USD 12,876,148	Barclays Bank PLC	04/20/18	225,446
NOK 14,601,458	USD 1,886,000	Barclays Bank PLC	04/20/18	(22,319)
NOK 4,711,323	USD 614,000	Barclays Bank PLC	04/20/18	(12,663)
USD 1,110,000	EUR 901,048	Barclays Bank PLC	04/20/18	(36)
AUD 749,189	USD 579,000	Barclays Bank PLC	04/20/18	(3,581)
USD 848,000	GBP 598,419	Barclays Bank PLC	04/20/18	7,812
NOK 1,185,859	USD 154,000	Barclays Bank PLC	04/20/18	(2,641)
AUD 407,633	USD 316,000	Barclays Bank PLC	04/20/18	(2,915)
USD 1,325,000	SEK 10,787,405	Barclays Bank PLC	04/20/18	31,484
JPY 74,439,695	USD 701,000	Barclays Bank PLC	04/20/18	(663)
USD 2,876,000	EUR 2,332,285	Barclays Bank PLC	04/20/18	2,768
USD 673,000	NOK 5,188,186	Barclays Bank PLC	04/20/18	10,797
USD 3,322,000	EUR 2,703,650	Barclays Bank PLC	04/20/18	(8,731)
USD 823,000	GBP 584,264	Barclays Bank PLC	04/20/18	2,685
GBP 779,051	USD 1,096,000	Barclays Bank PLC	04/20/18	(2,202)
USD 1,073,000	GBP 764,935	Barclays Bank PLC	04/20/18	(979)
JPY 71,123,683	USD 670,000	Barclays Bank PLC	04/20/18	(861)
GBP 1,063,223	USD 1,471,000	Barclays Bank PLC	04/20/18	21,779
SEK 14,865,926	USD 1,805,524	Barclays Bank PLC	04/20/18	(22,953)
USD 1,011,057	HUF 259,305,226	Barclays Bank PLC	04/20/18	(11,472)
USD 324,000	GBP 231,429	Barclays Bank PLC	04/20/18	(930)
JPY 3,931,627,176	USD 37,420,087	Barclays Bank PLC	04/20/18	(430,910)
USD 1,187,000	EUR 961,649	Barclays Bank PLC	04/20/18	2,307
USD 663,000	GBP 474,954	Barclays Bank PLC	04/20/18	(3,841)
EUR 29,767,739	USD 36,770,421	Barclays Bank PLC	04/20/18	(98,394)
CZK 11,755,051	USD 574,500	Barclays Bank PLC	04/20/18	(4,608)
USD 1,149,000	CZK 23,502,427	Barclays Bank PLC	04/20/18	9,588
SEK 5,475,900	USD 667,000	Barclays Bank PLC	04/20/18	(10,386)
CZK 11,743,389	USD 574,500	Barclays Bank PLC	04/20/18	(5,173)
USD 1,948,000	AUD 2,490,406	Barclays Bank PLC	04/20/18	35,229
RUB 1,934,328	USD 33,669	Barclays Bank PLC	04/20/18	20

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 670,282	CLP 405,426,840	Barclays Bank PLC	05/18/18	$(1,101)
USD 1,620,834	MXN 31,008,344	Barclays Bank PLC	05/18/18	(72,712)
USD 1,480,192	COP 4,271,936,773	Barclays Bank PLC	05/18/18	(47,004)
USD 107,327	PHP 5,648,082	Barclays Bank PLC	07/13/18	206
KRW 3,175,658,700	USD 2,944,514	Barclays Bank PLC	07/13/18	53,295
USD 1,553,808	IDR 21,686,492,907	Barclays Bank PLC	07/13/18	(13,345)
USD 2,333,000	PLN 8,122,951	BNP Paribas	04/20/18	(40,559)
MXN 462,443	USD 24,107	BNP Paribas	05/18/18	1,150
USD 501,000	BRL 1,650,279	BNP Paribas	05/18/18	2,986
USD 1,877,469	TRY 7,253,931	Citibank N.A.	04/20/18	48,228
USD 1,646,000	NZD 2,246,205	Citibank N.A.	04/20/18	22,734
NOK 5,196,330	USD 675,000	Citibank N.A.	04/20/18	(11,758)
USD 692,000	NOK 5,334,009	Citibank N.A.	04/20/18	11,185
USD 529,000	CHF 501,433	Citibank N.A.	04/20/18	3,756
USD 1,277,000	GBP 920,086	Citibank N.A.	04/20/18	(14,812)
USD 2,070,000	NZD 2,822,019	Citibank N.A.	04/20/18	30,610
EUR 2,330,048	USD 2,892,000	Citibank N.A.	04/20/18	(21,524)
EUR 2,427,603	USD 3,005,000	Citibank N.A.	04/20/18	(14,341)
USD 952,000	CZK 19,643,149	Citibank N.A.	04/20/18	(312)
GBP 483,594	USD 674,000	Citibank N.A.	04/20/18	4,972
USD 2,661,000	NZD 3,647,651	Citibank N.A.	04/20/18	24,951
USD 1,034,000	AUD 1,312,565	Citibank N.A.	04/20/18	25,877
EUR 1,292,589	USD 1,607,000	Citibank N.A.	04/20/18	(14,610)
NOK 12,354,937	USD 1,592,000	Citibank N.A.	04/20/18	(15,057)
AUD 2,263,905	USD 1,776,000	Citibank N.A.	04/20/18	(37,194)
USD 1,228,000	EUR 994,246	Citibank N.A.	04/20/18	3,150
USD 969,000	NZD 1,329,908	Citibank N.A.	04/20/18	7,915
USD 881,000	AUD 1,132,613	Citibank N.A.	04/20/18	11,090
USD 425,000	EUR 341,354	Citibank N.A.	04/20/18	4,473
CZK 23,355,362	USD 1,140,000	Citibank N.A.	04/20/18	(7,717)
JPY 79,705,913	USD 758,000	Citibank N.A.	04/20/18	(8,118)
PLN 3,077,747	USD 911,000	Citibank N.A.	04/20/18	(11,670)
USD 2,933,000	CZK 61,095,945	Citibank N.A.	04/20/18	(28,970)
ZAR 2,753,452	USD 228,000	Citibank N.A.	04/20/18	4,018
USD 683,000	RON 2,580,647	Citibank N.A.	04/20/18	1,492
USD 2,476,537	RUB 143,521,752	Citibank N.A.	04/20/18	(23,038)
RON 8,752,398	USD 2,264,000	Citibank N.A.	04/20/18	47,368
USD 1,635,216	ZAR 20,543,806	Citibank N.A.	04/20/18	(95,898)
USD 2,290,617	RON 8,857,358	Citibank N.A.	04/20/18	(48,470)
USD 610,519	PEN 1,993,223	Citibank N.A.	05/18/18	(6,377)
USD 1,285,374	THB 40,198,922	Citibank N.A.	07/13/18	(4,619)
CAD 962,190	USD 748,000	Deutsche Bank AG	04/20/18	(915)
JPY 146,505,300	USD 1,385,000	Deutsche Bank AG	04/20/18	(6,662)
EUR 107,952	USD 133,000	Deutsche Bank AG	04/20/18	(10)
USD 1,284,000	SEK 10,582,629	Deutsche Bank AG	04/20/18	15,039
USD 1,545,000	AUD 2,003,914	Deutsche Bank AG	04/20/18	5,882
NZD 2,618,591	USD 1,892,000	Deutsche Bank AG	04/20/18	378
CZK 21,086,383	USD 1,026,000	Deutsche Bank AG	04/20/18	(3,719)
EUR 5,568,249	USD 6,877,054	Deutsche Bank AG	04/20/18	(17,314)
USD 1,925,000	EUR 1,556,466	Deutsche Bank AG	04/20/18	7,529
USD 835,000	CHF 778,892	Deutsche Bank AG	04/20/18	19,122
ILS 1,035,992	USD 302,250	Deutsche Bank AG	04/20/18	(6,588)
CZK 24,385,357	USD 1,151,349	Goldman Sachs International	04/20/18	30,868
USD 851,000	JPY 89,132,634	Goldman Sachs International	04/20/18	12,430
CAD 2,953,783	USD 2,295,000	Goldman Sachs International	04/20/18	(1,556)
MYR 2,181,955	USD 556,692	Goldman Sachs International	07/13/18	7,588
USD 189,317	PLN 657,091	HSBC Bank USA N.A.	04/20/18	(2,688)
AUD 1,708,602	USD 1,314,000	JPMorgan Chase Bank N.A.	04/20/18	(1,698)
USD 302,000	CAD 387,783	JPMorgan Chase Bank N.A.	04/20/18	909
CAD 455,486	USD 349,000	JPMorgan Chase Bank N.A.	04/20/18	4,659
AUD 1,261,658	USD 984,000	JPMorgan Chase Bank N.A.	04/20/18	(14,976)
CAD 2,010,510	USD 1,539,000	JPMorgan Chase Bank N.A.	04/20/18	22,046
CHF 694,210	USD 732,000	JPMorgan Chase Bank N.A.	04/20/18	(4,825)
USD 1,411,000	AUD 1,827,804	JPMorgan Chase Bank N.A.	04/20/18	7,144
USD 1,338,000	EUR 1,080,257	JPMorgan Chase Bank N.A.	04/20/18	7,190
CAD 1,452,478	USD 1,110,000	JPMorgan Chase Bank N.A.	04/20/18	17,766
CHF 596,535	USD 628,000	JPMorgan Chase Bank N.A.	04/20/18	(3,138)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 85,778,328	USD 810,000	JPMorgan Chase Bank N.A.	04/20/18	$(2,988)
CAD 573,924	USD 445,840	JPMorgan Chase Bank N.A.	04/20/18	(221)
CAD 720,440	USD 552,000	JPMorgan Chase Bank N.A.	04/20/18	7,380
USD 1,029,000	AUD 1,305,558	JPMorgan Chase Bank N.A.	04/20/18	26,259
USD 2,841,000	NOK 22,245,510	JPMorgan Chase Bank N.A.	04/20/18	1,658
CHF 435,562	USD 460,000	JPMorgan Chase Bank N.A.	04/20/18	(3,755)
USD 1,193,000	CAD 1,543,638	JPMorgan Chase Bank N.A.	04/20/18	(5,547)
USD 652,000	CHF 617,665	JPMorgan Chase Bank N.A.	04/20/18	5,004
AUD 4,844,470	USD 3,761,000	JPMorgan Chase Bank N.A.	04/20/18	(40,176)
CZK 23,253,552	USD 1,140,000	JPMorgan Chase Bank N.A.	04/20/18	(12,653)
USD 958,585	CHF 894,108	JPMorgan Chase Bank N.A.	04/20/18	22,020
USD 3,395,293	NZD 4,692,921	JPMorgan Chase Bank N.A.	04/20/18	3,858
USD 3,372,764	BRL 11,070,760	JPMorgan Chase Bank N.A.	05/18/18	31,878
USD 631,000	AUD 815,725	Morgan Stanley	04/20/18	4,477
USD 1,114,000	AUD 1,454,137	Morgan Stanley	04/20/18	(2,858)
USD 792,000	CHF 757,533	Morgan Stanley	04/20/18	(1,505)
USD 265,000	CHF 250,330	Morgan Stanley	04/20/18	2,783
USD 669,000	NOK 5,160,809	Morgan Stanley	04/20/18	10,292
NOK 11,189,374	USD 1,447,000	Morgan Stanley	04/20/18	(18,826)
NZD 2,044,956	USD 1,477,000	Morgan Stanley	04/20/18	829
USD 755,000	GBP 533,026	Morgan Stanley	04/20/18	6,625
JPY 46,699,678	USD 443,000	Morgan Stanley	04/20/18	(3,644)
NZD 2,736,350	USD 1,974,000	Morgan Stanley	04/20/18	3,479
CHF 1,780,784	USD 1,877,000	Morgan Stanley	04/20/18	(11,654)
NZD 1,686,854	USD 1,213,000	Morgan Stanley	04/20/18	6,040
USD 264,000	SEK 2,160,746	Morgan Stanley	04/20/18	4,905
USD 2,759,000	EUR 2,235,555	Morgan Stanley	04/20/18	4,934
USD 1,050,000	CAD 1,356,117	Morgan Stanley	04/20/18	(2,947)
AUD 5,280,930	USD 4,089,087	Morgan Stanley	04/20/18	(33,038)
NZD 2,020,461	USD 1,466,000	Morgan Stanley	04/20/18	(5,873)
USD 761,000	SEK 6,234,617	Morgan Stanley	04/20/18	13,408
USD 931,000	SEK 7,602,764	Morgan Stanley	04/20/18	19,354
NOK 5,496,374	USD 713,000	Morgan Stanley	04/20/18	(11,461)
GBP 329,286	USD 461,000	Morgan Stanley	04/20/18	1,322
CAD 2,675,793	USD 2,085,000	Morgan Stanley	04/20/18	(7,400)
NZD 671,120	USD 487,000	Morgan Stanley	04/20/18	(2,002)
USD 1,993,000	JPY 212,374,239	Morgan Stanley	04/20/18	(5,040)
USD 4,241,000	GBP 3,070,103	Morgan Stanley	04/20/18	(69,464)
NZD 1,313,637	USD 949,000	Morgan Stanley	04/20/18	326
EUR 3,806,780	USD 4,702,000	Morgan Stanley	04/20/18	(12,280)
NOK 10,710,500	USD 1,371,549	Morgan Stanley	04/20/18	(4,497)
USD 7,880,000	EUR 6,369,919	Morgan Stanley	04/20/18	32,650
SEK 6,654,819	USD 809,000	Morgan Stanley	04/20/18	(11,022)
HKD 762,813	USD 97,742	Morgan Stanley	07/13/18	(233)
SGD 648,988	USD 493,286	Morgan Stanley	07/13/18	2,894
NOK 10,467,866	USD 1,355,000	The Bank of New York Mellon	04/20/18	(18,917)
USD 735,000	CHF 695,056	The Bank of New York Mellon	04/20/18	6,939
				$(525,999)

At March 31, 2018, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	30	06/07/18	$6,104,761	$169,461
Australia 10-Year Bond	11	06/15/18	1,095,074	17,050
Australia 3-Year Bond	36	06/15/18	3,073,931	3,489
Canada 10-Year Bond	26	06/20/18	2,689,502	52,502
Euro-Bobl 5-Year	61	06/07/18	9,851,300	62,391
Euro-Bund	42	06/07/18	8,239,175	103,221
Euro-Schatz	100	06/07/18	13,777,977	20,320
Japanese Government Bonds 10-Year Mini	6	06/12/18	850,731	888
Long Gilt	35	06/27/18	6,031,062	99,757
Short Gilt	9	06/27/18	1,307,144	(1,035)
U.S. Treasury Long Bond	16	06/20/18	2,346,000	57,094

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	8	06/20/18	$1,283,750	$42,547
			$56,650,407	$627,685
Short Contracts
Japan 10-Year Bond (TSE)	(2)	06/13/18	(2,835,393)	(2,846)
U.S. Treasury 10-Year Note	(10)	06/20/18	(1,211,406)	(8,844)
U.S. Treasury 2-Year Note	(4)	06/29/18	(850,437)	(320)
U.S. Treasury 5-Year Note	(71)	06/29/18	(8,126,727)	(25,920)
U.S. Treasury Ultra 10-Year Note	(115)	06/20/18	(14,933,828)	(213,934)
			$(27,957,791)	$(251,864)

At March 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 29, Version 1	Buy	(5.000)	06/20/23	EUR	7,070,000	$(882,630)	$(37,901)
						$(882,630)	$(37,901)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Sell	5.000	06/20/23	USD	8,510,000	513,391	34,441
						513,391	$34,441

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$55,322	$47,577
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	(6,515)	(5,072)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	(100)	(58)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.987	Annual	03/26/38	EUR	4,400,000	(4,700)	(4,634)
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	865,262	937,252
Pay	6-month JPY-LIBOR	Semi-Annual	(0.165)	Semi-Annual	07/14/18	JPY	619,500,000	(3,325)	(4,317)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	750,000,000	(34,836)	(34,182)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)	Semi-Annual	07/14/21	JPY	512,300,000	(42,977)	(43,699)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	750,000,000	(45,253)	(41,998)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754	Semi-Annual	05/21/24	JPY	1,855,000,000	652,681	601,342
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,084,559,370	274,217	237,242
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	652,900,000	(157,745)	(154,698)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387%	Semi-Annual	03/02/31	JPY	7,700,000	$(254)	$(109)
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	867,000,000	(56,945)	(38,722)
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	6,200,000	60	198
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	693,000,000	(36,311)	(17,946)
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,015,000,000	1,143,921	1,056,351
Pay	3-month USD-LIBOR	Quarterly	2.803	Semi-Annual	03/29/21	USD	37,300,000	8,445	8,445
Pay	3-month USD-LIBOR	Quarterly	2.932	Semi-Annual	03/16/22	USD	255,600,000	654,539	654,539
Pay	3-month USD-LIBOR	Quarterly	2.883	Semi-Annual	03/09/28	USD	78,118,016	766,812	766,812
Pay	3-month USD-LIBOR	Quarterly	2.881	Semi-Annual	03/12/28	USD	78,118,016	754,744	754,744
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(29,106)	(29,017)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(38,896)	(38,785)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.123)	Annual	02/11/19	EUR	200,000	(314)	(280)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.095)	Annual	02/16/19	EUR	100,000	(189)	(169)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(249)	(255)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	49,300	41,705
Receive	6-month EUR-EURIBOR	Semi-Annual	1.541	Annual	03/20/48	EUR	4,400,000	(77,104)	(77,432)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.471	Annual	03/19/68	EUR	3,600,000	39,403	39,570
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)	Semi-Annual	03/02/23	JPY	15,400,000	992	921
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	1,733,000,000	122,927	114,052
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	10,900,000	685	567
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	1,231,000,000	92,012	77,635
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	350,000,000	17,984	10,951
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	326,600,000	248,518	240,141
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	468,636,765	(701,676)	(643,752)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	172,300,000	261,651	254,448
Receive	1-month USD-LIBOR	Monthly	1.578	Monthly	10/27/18	USD	35,780,000	98,683	97,339
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	167,842	166,865
Receive	3-month USD-LIBOR	Quarterly	2.528	Semi-Annual	03/09/20	USD	353,828,662	112,233	112,233
Receive	3-month USD-LIBOR	Quarterly	2.540	Semi-Annual	03/12/20	USD	353,828,662	42,137	42,137
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	310,709	310,709
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	594,923	592,977
Receive	3-month USD-LIBOR	Quarterly	2.939	Semi-Annual	03/16/23	USD	262,500,000	(799,300)	(799,300)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	8,245	8,245
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(27,673)	(27,673)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	125,616	125,229
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	610	610
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	17,527	17,527
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	900,000	124,710	124,710
								$5,549,242	$5,480,975

At March 31, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 2-Year Interest Rate Swap	Bank of America N.A.	2.860%	Receive	3-month USD-LIBOR	12/21/18	USD	268,600,000	$1,089,559	$1,365,850
Call on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.860%	Receive	3-month USD-LIBOR	12/21/18	USD	268,600,000	1,024,422	1,365,850
Call on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.990%	Receive	3-month USD-LIBOR	03/22/21	USD	142,300,000	1,330,659	1,627,508
Put on 10-Year Interest Rate Swap	Bank of America N.A.	3.115%	Pay	3-month USD-LIBOR	04/12/18	USD	47,400,000	170,640	795
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.125%	Pay	3-month USD-LIBOR	04/26/18	USD	47,400,000	58,302	9,406
Put on 2-Year Interest Rate Swap	Bank of America N.A.	2.860%	Pay	3-month USD-LIBOR	12/21/18	USD	268,600,000	1,089,559	733,056

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 2-Year Interest Rate Swap	Bank of America N.A.	2.990%	Pay	3-month USD-LIBOR	03/22/21	USD	142,300,000	$1,330,659	$1,117,076
Put on 2-Year Interest Rate Swap	Bank of America N.A.	2.990%	Pay	3-month USD-LIBOR	03/22/21	USD	142,300,000	1,330,659	1,627,508
Put on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.860%	Pay	3-month USD-LIBOR	12/21/18	USD	268,600,000	1,024,422	733,056
Put on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.990%	Pay	3-month USD-LIBOR	03/22/21	USD	142,300,000	1,330,659	1,117,075
								$9,779,540	$9,697,180

At March 31, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.528%	Pay	6-month GBP-LIBOR	06/28/18	GBP	47,400,000	$776,543	$(793,220)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	2.615%	Pay	3-month USD-LIBOR	04/12/18	USD	47,400,000	162,108	(18,780)
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.625%	Pay	3-month USD-LIBOR	04/26/18	USD	47,400,000	58,776	(67,553)
Call on 2-Year Interest Rate Swap	Bank of America N.A.	2.910%	Pay	3-month USD-LIBOR	03/21/19	USD	468,900,000	2,249,773	(2,857,750)
Call on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.910%	Pay	3-month USD-LIBOR	03/21/19	USD	468,900,000	2,184,647	(2,857,749)
Put on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.527%	Receive	6-month GBP-LIBOR	06/28/18	GBP	47,400,000	776,543	(734,220)
Put on 2-Year Interest Rate Swap	Bank of America N.A.	2.910%	Receive	3-month USD-LIBOR	03/21/19	USD	468,900,000	2,249,773	(1,592,371)
Put on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.910%	Receive	3-month USD-LIBOR	03/21/19	USD	468,900,000	2,184,648	(1,592,371)
								$10,642,811	$(10,514,014)

At March 31, 2018, the following over-the-counter purchased interest rate caps were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put OTC Option- Max[0, 10-Year Swap Rate minus 2-Year Swap Rate)-Exercise Rate]	BNP Paribas	0.550%	Receive	3-month USD-LIBOR	05/01/18	USD	473,700,000	$248,693	$1
Put OTC Option- Max[0, 10-Year Swap Rate minus 2-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.540%	Receive	3-month USD-LIBOR	04/12/18	USD	473,700,000	187,112	–
								$435,805	$1

At March 31, 2018, the following over-the-counter written interest rate floors were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Option- Max[0, Exercise Rate minus 10-Year Swap Rate minus 2-Year Swap Rate]	BNP Paribas	0.350%	Pay	3-month USD-LIBOR	05/01/18	USD	473,700,000	$222,639	$(790,559)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Option- Max[0, Exercise Rate minus 10-Year Swap Rate minus 2-Year Swap Rate]	Goldman Sachs International	0.340%	Pay	3-month USD-LIBOR	04/12/18	USD	473,700,000	$146,847	$(681,797)
								$369,486	$(1,472,356)

At March 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	2.950%	Receive	3-month USD-LIBOR	01/24/28	USD	40,400,000	$(2,749,220)	$105,874
Call on 10-Year Interest Rate Swap (Written)	Barclays Bank PLC	2.096%	Receive	6-month EUR-EURIBOR	01/24/28	EUR	28,000,000	1,960,140	(152,232)
Call on 30-Year Interest Rate Swap (Purchased)	Citibank N.A.	1.728%	Receive	6-month EUR-EURIBOR	03/05/20	EUR	26,200,000	(1,831,380)	447,730
Call on 30-Year Interest Rate Swap (Written)	Citibank N.A.	1.514%	Receive	6-month EUR-EURIBOR	03/05/38	EUR	11,100,000	2,059,050	(115,348)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	10,170,000	(541,552)	13,362
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	10,170,000	(551,520)	6,332
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	10,170,000	(544,858)	11,876
Put on 10-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	2.950%	Pay	3-month USD-LIBOR	01/24/28	USD	40,400,000	(2,749,220)	6,409
Put on 10-Year Interest Rate Swap (Written)	Barclays Bank PLC	2.096%	Pay	6-month EUR-EURIBOR	01/24/28	EUR	28,000,000	1,960,140	142,506
Put on 30-Year Interest Rate Swap (Purchased)	Citibank N.A.	1.728%	Pay	6-month EUR-EURIBOR	03/05/20	EUR	26,200,000	(1,831,380)	(486,430)
Put on 30-Year Interest Rate Swap (Written)	Citibank N.A.	1.514%	Pay	6-month EUR-EURIBOR	03/05/38	EUR	11,100,000	2,059,050	124,302
								$(2,760,750)	$104,381

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased Options	$9,697,181
Foreign exchange contracts	Forward foreign currency contracts	1,042,859
Interest rate contracts	Forward premium swaptions	858,391
Interest rate contracts	Futures contracts	628,720
Credit contracts	Credit default swaps	34,441
Interest rate contracts	Interest rate swaps	7,443,073
Total Asset Derivatives		$19,704,665

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,568,858
Interest rate contracts	Futures contracts	252,899
Interest rate contracts	Forward premium swaptions	754,010
Credit contracts	Credit default swaps	37,901
Interest rate contracts	Interest rate swaps	1,962,098
Interest rate contracts	Written options	11,986,370
Total Liability Derivatives		$16,562,136

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley	Royal Bank of Scotland PLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$4,844,285	$-	$1	$-	$-	$-	$-	$-	$4,852,895	$-	$-	$-	$9,697,181
Forward foreign currency contracts	-	409,040	4,136	251,819	47,950	50,886	-	157,771	-	114,318	-	6,939	1,042,859
Forward premium swaptions	13,362	254,789	-	572,032	-	-	-	-	18,208	-	-	-	858,391
Total Assets	$4,857,647	$663,829	$4,137	$823,851	$47,950	$50,886	$-	$157,771	$4,871,103	$114,318	$-	$6,939	$11,598,431

Liabilities:
Forward foreign currency contracts	$-	$811,724	$40,559	$364,485	$35,208	$1,556	$2,688	$89,977	$-	$203,744	$-	$18,917	$1,568,858
Forward premium swaptions	-	152,232	-	601,778	-	-	-	-	-	-	-	-	754,010
Written options	4,468,901	-	790,559	-	-	681,797	-	-	4,517,673	-	1,527,440	-	11,986,370
Total Liabilities	$4,468,901	$963,956	$831,118	$966,263	$35,208	$683,353	$2,688	$89,977	$4,517,673	$203,744	$1,527,440	$18,917	$14,309,238

Net OTC derivative instruments by counterparty, at fair value	$388,746	$(300,127)	$(826,981)	$(142,412)	$12,742	$(632,467)	$(2,688)	$67,794	$353,430	$(89,426)	$(1,527,440)	$(11,978)	$(2,710,807)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$610,000	$142,412	$-	$632,467	$-	$-	$(353,430)	$-	$-	$-	$1,031,449

Net Exposure(1)(2)	$388,746	$(300,127)	$(216,981)	$-	$12,742	$-	$(2,688)	$67,794	$-	$(89,426)	$(1,527,440)	$(11,978)	$(1,679,358)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2018, the Portfolio had received $30,000 and $400,000 in cash collateral from Barclays Bank PLC and Morgan Stanley Capital Services LLC, respectively. In addition, the Portfolio had pledged $295,000 and $930,000 in cash collateral to Citibank N.A. and Goldman Sachs International, respectively. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $234,836,676.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,298,823
Gross Unrealized Depreciation	(17,919,592)

Net Unrealized Depreciation	$(1,620,769)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
170,300	iShares 1-3 Year Treasury Bond ETF	$14,230,268	3.0
104,427	iShares MSCI EMU Index Fund	4,526,910	1.0
67,284	iShares Russell 1000 Growth Index Fund	9,156,680	1.9
18,726	iShares Russell 1000 Value Index Fund	2,246,371	0.5
1,018,056	PowerShares Senior Loan Portfolio	23,547,635	5.0
264,088	SPDR Bloomberg Barclays High Yield Bond ETF	9,467,555	2.0
58,136	SPDR Dow Jones International Real Estate	2,326,603	0.5
30,993	Vanguard REIT	2,339,042	0.5

	Total Exchange-Traded Funds
	(Cost $68,449,070)	67,841,064	14.4

MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 84.0%
1,038,325	Voya Emerging Markets Index Portfolio Class P2	13,685,124	2.9
3,002,901	Voya International Index Portfolio Class P2	32,040,949	6.8
850,765	Voya Russell Mid Cap Index Portfolio Class P2	13,807,918	2.9
24,407,533	Voya U.S. Bond Index Portfolio Class P2	252,862,045	53.8
5,306,842	Voya U.S. Stock Index Portfolio Class P2	82,680,602	17.6
		395,076,638	84.0

	Unaffiliated Investment Companies: 1.5%
1,414,523	Credit Suisse Commodity Return Strategy Fund - Class I	7,058,472	1.5

	Total Mutual Funds
	(Cost $396,847,556)	402,135,110	85.5

	Total Investments in Securities (Cost $465,296,626)	$469,976,174	99.9
	Assets in Excess of Other Liabilities	412,090	0.1
	Net Assets	$470,388,264	100.0

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$67,841,064	$–	$–	$67,841,064
Mutual Funds	402,135,110	–	–	402,135,110
Total Investments, at fair value	$469,976,174	$–	$–	$469,976,174

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,476,644	$286,314	$(1,165,531)	$87,697	$13,685,124	$-	$303,755	$-
Voya International Index Portfolio Class P2	33,672,294	1,338,504	(2,479,104)	(490,745)	32,040,949	-	304,110	-
Voya Russell Mid Cap Index Portfolio Class P2	14,368,964	286,314	(699,943)	(147,417)	13,807,918	-	89,106	-
Voya U.S. Bond Index Portfolio Class P2	255,995,129	14,847,825	(12,574,677)	(5,406,232)	252,862,045	1,629,276	(174,910)	-
Voya U.S. Stock Index Portfolio Class P2	82,646,453	8,906,088	(6,876,795)	(1,995,144)	82,680,602	-	1,412,631	-
	$401,159,484	$25,665,046	$(23,796,051)	$(7,951,841)	$395,076,638	$1,629,276	$1,934,692	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $473,162,405.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,967,832
Gross Unrealized Depreciation	(18,154,063)

Net Unrealized Depreciation	$(3,186,231)

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
62,340	iShares 1-3 Year Treasury Bond ETF	$5,209,130	1.9
21,360	iShares Barclays 20+ Year Treasury Bond Fund	2,603,784	1.0
56,251	iShares MSCI EMU Index Fund	2,438,481	0.9
38,196	iShares Russell 1000 Growth Index Fund	5,198,094	1.9
21,726	iShares Russell 1000 Value Index Fund	2,606,251	1.0
585,983	PowerShares Senior Loan Portfolio	13,553,787	5.0
149,853	SPDR Bloomberg Barclays High Yield Bond ETF	5,372,230	2.0
31,316	SPDR Dow Jones International Real Estate	1,253,266	0.5
16,695	Vanguard REIT	1,259,972	0.5

	Total Exchange-Traded Funds
	(Cost $39,155,334)	39,494,995	14.7

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 83.7%
698,191	Voya Emerging Markets Index Portfolio Class P2	9,202,151	3.4
2,731,460	Voya International Index Portfolio Class P2	29,144,678	10.8
490,286	Voya Russell Mid Cap Index Portfolio Class P2	7,957,341	3.0
512,170	Voya Russell Small Cap Index Portfolio Class P2	8,035,952	3.0
10,367,494	Voya U.S. Bond Index Portfolio Class P2	107,407,238	39.9
4,081,019	Voya U.S. Stock Index Portfolio Class P2	63,582,271	23.6
		225,329,631	83.7

	Unaffiliated Investment Companies: 1.5%
789,768	Credit Suisse Commodity Return Strategy Fund - Class I	3,940,942	1.5

	Total Mutual Funds
	(Cost $224,856,690)	229,270,573	85.2

	Total Investments in Securities (Cost $264,012,024)	$268,765,568	99.9
	Assets in Excess of Other Liabilities	353,346	0.1
	Net Assets	$269,118,914	100.0

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,494,995	$–	$–	$39,494,995
Mutual Funds	229,270,573	–	–	229,270,573
Total Investments, at fair value	$268,765,568	$–	$–	$268,765,568

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$8,585,472	$1,145,788	$(579,311)	$50,202	$9,202,151	$-	$150,455	$-
Voya International Index Portfolio Class P2	26,895,855	4,268,417	(1,405,865)	(613,729)	29,144,678	-	343,936	-
Voya Russell Mid Cap Index Portfolio Class P2	7,304,529	982,104	(237,629)	(91,663)	7,957,341	-	38,280	-
Voya Russell Small Cap Index Portfolio Class P2	7,279,859	986,052	(179,150)	(50,809)	8,035,952	-	29,744	-
Voya U.S. Bond Index Portfolio Class P2	95,759,479	18,984,005	(5,434,987)	(1,901,259)	107,407,238	660,151	(262,071)	-
Voya U.S. Stock Index Portfolio Class P2	56,837,468	12,644,814	(4,467,990)	(1,432,021)	63,582,271	-	732,915	-
	$202,662,662	$151,129,131	$(124,422,883)	$(4,039,279)	$225,329,631	$660,151	$1,033,259	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $264,835,818.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,218,896
Gross Unrealized Depreciation	(3,289,146)

Net Unrealized Appreciation	$3,929,750

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.1%
208,624	iShares 1-3 Year Treasury Bond ETF	$17,432,622	2.1
71,482	iShares Barclays 20+ Year Treasury Bond Fund	8,713,656	1.0
188,248	iShares MSCI EMU Index Fund	8,160,551	1.0
121,292	iShares Russell 1000 Growth Index Fund	16,506,628	1.9
67,515	iShares Russell 1000 Value Index Fund	8,099,099	1.0
1,882,075	PowerShares Senior Loan Portfolio	43,532,395	5.1
476,066	SPDR Bloomberg Barclays High Yield Bond ETF	17,066,966	2.0
104,801	SPDR Dow Jones International Real Estate	4,194,136	0.5
55,871	Vanguard REIT	4,216,584	0.5

	Total Exchange-Traded Funds
	(Cost $127,523,427)	127,922,637	15.1

MUTUAL FUNDS: 84.8%
	Affiliated Investment Companies: 83.3%
3,166,194	Voya Emerging Markets Index Portfolio Class P2	41,730,431	4.9
10,912,785	Voya International Index Portfolio Class P2	116,439,412	13.7
2,335,022	Voya Russell Mid Cap Index Portfolio Class P2	37,897,411	4.5
1,626,780	Voya Russell Small Cap Index Portfolio Class P2	25,524,182	3.0
22,713,631	Voya U.S. Bond Index Portfolio Class P2	235,313,216	27.8
16,018,551	Voya U.S. Stock Index Portfolio Class P2	249,569,022	29.4
		706,473,674	83.3

	Unaffiliated Investment Companies: 1.5%
2,550,492	Credit Suisse Commodity Return Strategy Fund - Class I	12,726,957	1.5

	Total Mutual Funds
	(Cost $681,415,240)	719,200,631	84.8

	Total Investments in Securities (Cost $808,938,667)	$847,123,268	99.9
	Assets in Excess of Other Liabilities	825,143	0.1
	Net Assets	$847,948,411	100.0

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$127,922,637	$–	$–	$127,922,637
Mutual Funds	719,200,631	–	–	719,200,631
Total Investments, at fair value	$847,123,268	$–	$–	$847,123,268

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$42,316,947	$1,596,473	$(2,406,803)	$223,814	$41,730,431	$-	$858,148	$-
Voya International Index Portfolio Class P2	118,119,420	5,514,419	(5,439,039)	(1,755,388)	116,439,412	-	867,247	-
Voya Russell Mid Cap Index Portfolio Class P2	37,804,383	1,458,005	(956,963)	(408,014)	37,897,411	-	212,107	-
Voya Russell Small Cap Index Portfolio Class P2	25,118,136	1,214,431	(749,379)	(59,006)	25,524,182	-	30,001	-
Voya U.S. Bond Index Portfolio Class P2	228,903,569	23,021,990	(12,017,965)	(4,594,378)	235,313,216	1,490,253	(450,605)	-
Voya U.S. Stock Index Portfolio Class P2	247,311,915	22,053,678	(15,225,950)	(4,570,621)	249,569,022	-	2,589,494	-
	$699,574,370	$54,858,996	$(36,796,099)	$(11,163,593)	$706,473,674	$1,490,253	$4,106,392	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $817,166,010.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,374,156
Gross Unrealized Depreciation	(17,416,898)

Net Unrealized Appreciation	$29,957,258

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.2%
27,349	iShares Barclays 20+ Year Treasury Bond Fund	$3,333,843	0.9
77,737	iShares MSCI EMU Index Fund	3,369,899	1.0
49,411	iShares Russell 1000 Growth Index Fund	6,724,343	1.9
27,862	iShares Russell 1000 Value Index Fund	3,342,325	1.0
758,270	PowerShares Senior Loan Portfolio	17,538,785	5.0
193,922	SPDR Bloomberg Barclays High Yield Bond ETF	6,952,104	2.0
60,146	SPDR Dow Jones International Real Estate	2,407,043	0.7
32,065	Vanguard REIT	2,419,946	0.7

	Total Exchange-Traded Funds
	(Cost $45,777,971)	46,088,288	13.2

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 85.3%
1,584,120	Voya Emerging Markets Index Portfolio Class P2	20,878,699	5.9
5,580,484	Voya International Index Portfolio Class P2	59,543,767	17.0
1,081,452	Voya Russell Mid Cap Index Portfolio Class P2	17,551,961	5.0
903,670	Voya Russell Small Cap Index Portfolio Class P2	14,178,583	4.0
5,266,171	Voya U.S. Bond Index Portfolio Class P2	54,557,532	15.6
8,504,977	Voya U.S. Stock Index Portfolio Class P2	132,507,544	37.8
		299,218,086	85.3

	Unaffiliated Investment Companies: 1.4%
1,000,779	Credit Suisse Commodity Return Strategy Fund - Class I	4,993,889	1.4

	Total Mutual Funds
	(Cost $291,426,953)	304,211,975	86.7

	Total Investments in Securities (Cost $337,204,924)	$350,300,263	99.9
	Assets in Excess of Other Liabilities	421,290	0.1
	Net Assets	$350,721,553	100.0

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,088,288	$–	$–	$46,088,288
Mutual Funds	304,211,975	–	–	304,211,975
Total Investments, at fair value	$350,300,263	$–	$–	$350,300,263

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$18,354,203	$3,017,578	$(655,113)	$162,031	$20,878,699	$-	$243,491	$-
Voya International Index Portfolio Class P2	51,847,097	9,774,197	(1,168,972)	(908,555)	59,543,767	-	301,715	-
Voya Russell Mid Cap Index Portfolio Class P2	15,182,994	2,667,077	(153,088)	(145,022)	17,551,961	-	22,955	-
Voya Russell Small Cap Index Portfolio Class P2	12,105,731	2,251,331	(117,068)	(61,411)	14,178,583	-	23,766	-
Voya U.S. Bond Index Portfolio Class P2	46,000,102	13,036,806	(3,492,633)	(986,743)	54,557,532	328,499	(65,340)	-
Voya U.S. Stock Index Portfolio Class P2	112,515,416	27,173,820	(4,606,693)	(2,574,999)	132,507,544	-	1,012,152	-
	$256,005,543	$57,920,809	$(10,193,567)	$(4,514,699)	$299,218,086	$328,499	$1,538,739	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $337,701,369.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,572,671
Gross Unrealized Depreciation	(1,973,777)

Net Unrealized Appreciation	$12,598,894

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
170,743	iShares MSCI EMU Index Fund	$7,401,709	1.0
110,014	iShares Russell 1000 Growth Index Fund	14,971,805	1.9
61,237	iShares Russell 1000 Value Index Fund	7,345,990	1.0
1,707,064	PowerShares Senior Loan Portfolio	39,484,390	5.1
431,798	SPDR Bloomberg Barclays High Yield Bond ETF	15,479,958	2.0
142,584	SPDR Dow Jones International Real Estate	5,706,212	0.7
76,014	Vanguard REIT	5,736,777	0.7

	Total Exchange-Traded Funds
	(Cost $95,868,954)	96,126,841	12.4

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 86.0%
4,059,554	Voya Emerging Markets Index Portfolio Class P2	53,504,928	6.9
13,697,339	Voya International Index Portfolio Class P2	146,150,612	18.9
3,350,802	Voya Russell Mid Cap Index Portfolio Class P2	54,383,517	7.0
2,000,684	Voya Russell Small Cap Index Portfolio Class P2	31,390,739	4.1
6,242,269	Voya U.S. Bond Index Portfolio Class P2	64,669,903	8.4
20,160,492	Voya U.S. Stock Index Portfolio Class P2	314,100,473	40.7
		664,200,172	86.0

	Unaffiliated Investment Companies: 1.5%
2,313,431	Credit Suisse Commodity Return Strategy Fund - Class I	11,544,020	1.5

	Total Mutual Funds
	(Cost $623,149,968)	675,744,192	87.5

	Total Investments in Securities (Cost $719,018,922)	$771,871,033	99.9
	Assets in Excess of Other Liabilities	781,798	0.1
	Net Assets	$772,652,831	100.0

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$96,126,841	$–	$–	$96,126,841
Mutual Funds	675,744,192	–	–	675,744,192
Total Investments, at fair value	$771,871,033	$–	$–	$771,871,033

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$52,973,615	$2,739,573	$(2,347,319)	$139,059	$53,504,928	$-	$1,172,490	$-
Voya International Index Portfolio Class P2	143,317,953	9,023,035	(4,048,995)	(2,141,381)	146,150,612	-	955,155	-
Voya Russell Mid Cap Index Portfolio Class P2	52,584,752	3,546,641	(1,424,503)	(323,373)	54,383,517	-	11,258	-
Voya Russell Small Cap Index Portfolio Class P2	29,947,816	2,316,164	(883,236)	9,995	31,390,739	-	(62,801)	-
Voya U.S. Bond Index Portfolio Class P2	60,606,380	9,774,777	(4,497,451)	(1,213,803)	64,669,903	400,673	(130,818)	-
Voya U.S. Stock Index Portfolio Class P2	301,029,780	31,365,180	(13,474,447)	(4,820,040)	314,100,473	-	1,954,523	-
	$640,460,296	$58,765,370	$(26,675,951)	$(8,349,543)	$664,200,172	$400,673	$3,899,807	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $724,791,763.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$57,272,496
Gross Unrealized Depreciation	(10,193,226)

Net Unrealized Appreciation	$47,079,270

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
46,589	iShares MSCI EMU Index Fund	$2,019,633	0.9
30,019	iShares Russell 1000 Growth Index Fund	4,085,286	1.9
16,709	iShares Russell 1000 Value Index Fund	2,004,411	0.9
279,475	PowerShares Senior Loan Portfolio	6,464,257	2.9
117,821	SPDR Bloomberg Barclays High Yield Bond ETF	4,223,883	1.9
38,906	SPDR Dow Jones International Real Estate	1,557,018	0.7
20,741	Vanguard REIT	1,565,323	0.7

	Total Exchange-Traded Funds
	(Cost $21,749,372)	21,919,811	9.9

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 88.6%
1,264,452	Voya Emerging Markets Index Portfolio Class P2	16,665,480	7.5
4,189,816	Voya International Index Portfolio Class P2	44,705,336	20.1
1,104,918	Voya Russell Mid Cap Index Portfolio Class P2	17,932,812	8.0
721,255	Voya Russell Small Cap Index Portfolio Class P2	11,316,493	5.1
1,178,368	Voya U.S. Bond Index Portfolio Class P2	12,207,895	5.5
6,061,593	Voya U.S. Stock Index Portfolio Class P2	94,439,625	42.4
		197,267,641	88.6

	Unaffiliated Investment Companies: 1.4%
631,419	Credit Suisse Commodity Return Strategy Fund - Class I	3,150,783	1.4

	Total Mutual Funds
	(Cost $190,078,324)	200,418,424	90.0

	Total Investments in Securities (Cost $211,827,696)	$222,338,235	99.9
	Assets in Excess of Other Liabilities	264,758	0.1
	Net Assets	$222,602,993	100.0

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,919,811	$–	$–	$21,919,811
Mutual Funds	200,418,424	–	–	200,418,424
Total Investments, at fair value	$222,338,235	$–	$–	$222,338,235

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,439,043	$2,604,393	$(498,854)	$120,898	$16,665,480	$-	$184,210	$-
Voya International Index Portfolio Class P2	38,400,476	7,860,927	(844,887)	(711,180)	44,705,336	-	233,075	-
Voya Russell Mid Cap Index Portfolio Class P2	15,289,150	3,045,723	(231,045)	(171,016)	17,932,812	-	30,538	-
Voya Russell Small Cap Index Portfolio Class P2	9,523,870	1,997,067	(136,486)	(67,958)	11,316,493	-	27,003	-
Voya U.S. Bond Index Portfolio Class P2	9,709,186	3,542,950	(831,931)	(212,310)	12,207,895	70,426	(11,771)	-
Voya U.S. Stock Index Portfolio Class P2	79,586,220	19,998,176	(3,203,787)	(1,940,984)	94,439,625	-	759,226	-
	$166,947,945	$39,049,236	$(5,746,990)	$(2,982,550)	$197,267,641	$70,426	$1,222,281	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $211,982,809.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,051,551
Gross Unrealized Depreciation	(696,125)

Net Unrealized Appreciation	$10,355,426

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.1%
114,649	iShares MSCI EMU Index Fund	$4,970,034	1.0
73,871	iShares Russell 1000 Growth Index Fund	10,053,105	1.9
41,119	iShares Russell 1000 Value Index Fund	4,932,635	1.0
401,185	PowerShares Senior Loan Portfolio	9,279,409	1.8
95,741	SPDR Dow Jones International Real Estate	3,831,555	0.7
51,041	Vanguard REIT	3,852,064	0.7

	Total Exchange-Traded Funds
	(Cost $35,975,532)	36,918,802	7.1

MUTUAL FUNDS: 92.8%
	Affiliated Investment Companies: 91.3%
3,116,869	Voya Emerging Markets Index Portfolio Class P2	41,080,327	7.9
10,188,399	Voya International Index Portfolio Class P2	108,710,212	21.0
3,219,503	Voya Russell Mid Cap Index Portfolio Class P2	52,252,529	10.1
1,682,220	Voya Russell Small Cap Index Portfolio Class P2	26,394,036	5.1
2,184,109	Voya U.S. Bond Index Portfolio Class P2	22,627,367	4.4
14,192,700	Voya U.S. Stock Index Portfolio Class P2	221,122,265	42.8
		472,186,736	91.3

	Unaffiliated Investment Companies: 1.5%
1,553,394	Credit Suisse Commodity Return Strategy Fund - Class I	7,751,436	1.5

	Total Mutual Funds
	(Cost $439,724,209)	479,938,172	92.8

	Total Investments in Securities (Cost $475,699,741)	$516,856,974	99.9
	Assets in Excess of Other Liabilities	434,428	0.1
	Net Assets	$517,291,402	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,918,802	$–	$–	$36,918,802

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Mutual Funds	$479,938,172	$–	$–	$479,938,172
Total Investments, at fair value	$516,856,974	$–	$–	$516,856,974

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$40,776,461	$1,732,277	$(1,720,928)	$292,517	$41,080,327	$-	$718,753	$-
Voya International Index Portfolio Class P2	106,709,170	5,707,031	(2,246,444)	(1,459,545)	108,710,212	-	577,024	-
Voya Russell Mid Cap Index Portfolio Class P2	50,598,850	3,145,423	(1,196,818)	(294,926)	52,252,529	-	3,719	-
Voya Russell Small Cap Index Portfolio Class P2	25,215,382	1,816,560	(571,517)	(66,389)	26,394,036	-	28,751	-
Voya U.S. Bond Index Portfolio Class P2	21,701,278	2,833,505	(1,481,094)	(426,322)	22,627,367	142,082	(55,772)	-
Voya U.S. Stock Index Portfolio Class P2	213,090,287	19,213,769	(8,193,346)	(2,988,445)	221,122,265	-	1,012,374	-
	$458,091,428	$34,448,565	$(15,410,147)	$(4,943,110)	$472,186,736	$142,082	$2,284,849	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $479,535,138.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,704,115
Gross Unrealized Depreciation	(5,382,279)

Net Unrealized Appreciation	$37,321,836

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
27,987	iShares MSCI EMU Index Fund	$1,213,236	0.9
18,997	iShares Russell 1000 Growth Index Fund	2,585,302	1.8
10,037	iShares Russell 1000 Value Index Fund	1,204,039	0.8
23,371	SPDR Dow Jones International Real Estate	935,307	0.7
12,460	Vanguard REIT	940,356	0.7

	Total Exchange-Traded Funds
	(Cost $6,684,492)	6,878,240	4.9

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 93.5%
899,127	Voya Emerging Markets Index Portfolio Class P2	11,850,489	8.5
2,890,654	Voya International Index Portfolio Class P2	30,843,283	22.2
953,189	Voya Russell Mid Cap Index Portfolio Class P2	15,470,263	11.1
452,461	Voya Russell Small Cap Index Portfolio Class P2	7,099,115	5.1
552,880	Voya U.S. Bond Index Portfolio Class P2	5,727,835	4.1
3,802,522	Voya U.S. Stock Index Portfolio Class P2	59,243,296	42.5
		130,234,281	93.5

	Unaffiliated Investment Companies: 1.5%
399,319	Credit Suisse Commodity Return Strategy Fund - Class I	1,992,604	1.5

	Total Mutual Funds
	(Cost $125,653,320)	132,226,885	95.0

	Total Investments in Securities (Cost $132,337,812)	$139,105,125	99.9
	Assets in Excess of Other Liabilities	136,957	0.1
	Net Assets	$139,242,082	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,878,240	$–	$–	$6,878,240
Mutual Funds	132,226,885	–	–	132,226,885
Total Investments, at fair value	$139,105,125	$–	$–	$139,105,125

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$9,950,698	$1,987,628	$(213,861)	$126,024	$11,850,489	$-	$79,071	$-
Voya International Index Portfolio Class P2	25,687,783	5,703,774	(169,231)	(379,043)	30,843,283	-	48,545	-
Voya Russell Mid Cap Index Portfolio Class P2	12,783,611	2,905,797	(86,810)	(132,335)	15,470,263	-	15,127	-
Voya Russell Small Cap Index Portfolio Class P2	5,791,427	1,377,793	(37,937)	(32,168)	7,099,115	-	8,399	-
Voya U.S. Bond Index Portfolio Class P2	4,685,742	1,297,240	(148,982)	(106,165)	5,727,835	33,523	(1,414)	-
Voya U.S. Stock Index Portfolio Class P2	48,412,480	13,073,086	(1,232,276)	(1,009,994)	59,243,296	-	249,732	-
	$107,311,741	$26,345,318	$(1,889,097)	$(1,533,681)	$130,234,281	$33,523	$399,460	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $132,422,254.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,959,332
Gross Unrealized Depreciation	(276,461)

Net Unrealized Appreciation	$6,682,871

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.2%
41,454	iShares MSCI EMU Index Fund	$1,797,031	1.0
26,710	iShares Russell 1000 Growth Index Fund	3,634,964	1.9
14,867	iShares Russell 1000 Value Index Fund	1,783,445	0.9
34,617	SPDR Dow Jones International Real Estate	1,385,372	0.7
18,455	Vanguard REIT	1,392,799	0.7

	Total Exchange-Traded Funds
	(Cost $9,591,673)	9,993,611	5.2

MUTUAL FUNDS: 94.7%
	Affiliated Investment Companies: 93.3%
1,237,070	Voya Emerging Markets Index Portfolio Class P2	16,304,587	8.5
3,991,707	Voya International Index Portfolio Class P2	42,591,511	22.1
1,319,768	Voya Russell Mid Cap Index Portfolio Class P2	21,419,830	11.1
626,772	Voya Russell Small Cap Index Portfolio Class P2	9,834,045	5.1
766,447	Voya U.S. Bond Index Portfolio Class P2	7,940,389	4.1
5,232,415	Voya U.S. Stock Index Portfolio Class P2	81,521,026	42.4
		179,611,388	93.3

	Unaffiliated Investment Companies: 1.4%
561,720	Credit Suisse Commodity Return Strategy Fund - Class I	2,802,984	1.4

	Total Mutual Funds
	(Cost $167,419,968)	182,414,372	94.7

	Total Investments in Securities (Cost $177,011,641)	$192,407,983	99.9
	Assets in Excess of Other Liabilities	148,387	0.1
	Net Assets	$192,556,370	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,993,611	$–	$–	$9,993,611
Mutual Funds	182,414,372	–	–	182,414,372
Total Investments, at fair value	$192,407,983	$–	$–	$192,407,983

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$15,298,359	$1,393,590	$(459,935)	$72,573	$16,304,587	$-	$290,247	$-
Voya International Index Portfolio Class P2	39,478,725	4,227,866	(670,109)	(444,971)	42,591,511	-	65,993	-
Voya Russell Mid Cap Index Portfolio Class P2	19,653,564	2,197,864	(302,141)	(129,457)	21,419,830	-	(2,180)	-
Voya Russell Small Cap Index Portfolio Class P2	8,903,767	1,086,018	(137,371)	(18,369)	9,834,045	-	(1,026)	-
Voya U.S. Bond Index Portfolio Class P2	7,204,204	1,161,680	(271,625)	(153,870)	7,940,389	48,618	(7,548)	-
Voya U.S. Stock Index Portfolio Class P2	74,359,340	10,890,314	(2,479,597)	(1,249,031)	81,521,026	-	427,627	-
	$164,897,959	$20,957,332	$(4,320,778)	$(1,923,125)	$179,611,388	$48,618	$773,113	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $179,497,078.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,841,214
Gross Unrealized Depreciation	(2,930,309)

Net Unrealized Appreciation	$12,910,905

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
6,089	iShares MSCI EMU Index Fund	$263,958	0.8
3,924	iShares Russell 1000 Growth Index Fund	534,017	1.7
2,184	iShares Russell 1000 Value Index Fund	261,993	0.8
5,085	SPDR Dow Jones International Real Estate	203,502	0.7
2,711	Vanguard REIT	204,599	0.7

	Total Exchange-Traded Funds
	(Cost $1,431,830)	1,468,069	4.7

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 93.9%
201,894	Voya Emerging Markets Index Portfolio Class P2	2,660,965	8.5
658,682	Voya International Index Portfolio Class P2	7,028,134	22.5
214,001	Voya Russell Mid Cap Index Portfolio Class P2	3,473,233	11.2
101,550	Voya Russell Small Cap Index Portfolio Class P2	1,593,317	5.1
126,498	Voya U.S. Bond Index Portfolio Class P2	1,310,514	4.2
848,636	Voya U.S. Stock Index Portfolio Class P2	13,221,747	42.4
		29,287,910	93.9

	Unaffiliated Investment Companies: 1.3%
82,539	Credit Suisse Commodity Return Strategy Fund - Class I	411,870	1.3

	Total Mutual Funds
	(Cost $28,800,995)	29,699,780	95.2

	Total Investments in Securities (Cost $30,232,825)	$31,167,849	99.9
	Assets in Excess of Other Liabilities	44,449	0.1
	Net Assets	$31,212,298	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,468,069	$–	$–	$1,468,069
Mutual Funds	29,699,780	–	–	29,699,780
Total Investments, at fair value	$31,167,849	$–	$–	$31,167,849

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$2,077,070	$623,442	$(53,392)	$13,845	$2,660,965	$-	$23,468	$-
Voya International Index Portfolio Class P2	4,884,624	2,412,758	(153,768)	(115,480)	7,028,134	-	34,741	-
Voya Russell Mid Cap Index Portfolio Class P2	2,668,962	860,390	(21,479)	(34,640)	3,473,233	-	2,763	-
Voya Russell Small Cap Index Portfolio Class P2	1,209,131	403,256	(10,238)	(8,832)	1,593,317	-	781	-
Voya U.S. Bond Index Portfolio Class P2	978,288	363,877	(8,899)	(22,752)	1,310,514	7,401	(84)	-
Voya U.S. Stock Index Portfolio Class P2	9,863,342	3,988,322	(364,509)	(265,408)	13,221,747	-	61,767	-
	$21,681,417	$8,652,045	$(612,285)	$(433,267)	$29,287,910	$7,401	$123,436	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $30,243,135.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$977,902
Gross Unrealized Depreciation	(53,188)

Net Unrealized Appreciation	$924,714

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.4%
3,273	iShares MSCI EMU Index Fund	$141,885	1.0
2,935	iShares Russell 1000 Value Index Fund	352,082	2.4

	Total Exchange-Traded Funds
	(Cost $479,877)	493,967	3.4

MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 95.4%
33,344	Voya Emerging Markets Index Portfolio - Class I	437,803	3.0
15,223	Voya Index Plus LargeCap Portfolio - Class I	434,622	3.0
31,173	Voya Intermediate Bond Fund - Class R6	308,611	2.1
53,930	Voya International Index Portfolio - Class I	574,359	3.9
70,220	Voya Large Cap Growth Portfolio - Class I	1,480,943	10.1
61,560	Voya Large Cap Value Fund - Class R6	800,276	5.5
50,402	Voya MidCap Opportunities Portfolio - Class I	748,974	5.1
49,008	Voya Multi-Manager Emerging Markets Equity Fund - Class I	665,529	4.5
148,220	Voya Multi-Manager International Equity Fund - Class I	1,820,143	12.5
76,064	Voya Multi-Manager International Factors Fund - Class I	803,997	5.5
78,333	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,297,980	8.9
94,256	Voya Multi-Manager Mid Cap Value Fund - Class I	1,101,851	7.5
10,374	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	372,834	2.5
47,525	Voya Small Company Portfolio - Class I	1,028,909	7.0
50,878	Voya U.S. Stock Index Portfolio - Class I	791,661	5.4
12,465	VY® Clarion Global Real Estate Portfolio - Class I	148,586	1.0
36,120	VY® Invesco Comstock Portfolio - Class I	715,529	4.9
4,591	VY® T. Rowe Price Growth Equity Portfolio - Class I	443,978	3.0
		13,976,585	95.4

	Unaffiliated Investment Companies: 1.0%
29,574	Credit Suisse Commodity Return Strategy Fund - Class I	147,576	1.0

	Total Mutual Funds
	(Cost $13,288,167)	14,124,161	96.4

	Total Investments in Securities (Cost $13,768,044)	$14,618,128	99.8
	Assets in Excess of Other Liabilities	27,737	0.2
	Net Assets	$14,645,865	100.0

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$493,967	$–	$–	$493,967
Mutual Funds	14,124,161	–	–	14,124,161
Total Investments, at fair value	$14,618,128	$–	$–	$14,618,128

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$417,044	$36,148	$(18,209)	$2,820	$437,803	$-	$5,885	$-
Voya Index Plus LargeCap Portfolio - Class I	420,037	54,223	(23,224)	(16,414)	434,622	-	6,795	-
Voya Intermediate Bond Fund - Class R6	274,577	58,671	(19,157)	(5,480)	308,611	2,335	(584)	-
Voya International Index Portfolio - Class I	285,186	366,225	(65,496)	(11,556)	574,359	-	7,842	-
Voya Large Cap Growth Portfolio - Class I	1,398,332	180,742	(92,900)	(5,231)	1,480,943	-	21,806	-
Voya Large Cap Value Fund - Class R6	773,295	144,593	(84,399)	(33,213)	800,276	-	12,110	-
Voya MidCap Opportunities Portfolio - Class I	696,517	90,371	(42,887)	4,973	748,974	-	8,286	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	627,741	99,408	(45,574)	(16,046)	665,529	-	24,519	-
Voya Multi-Manager International Equity Fund - Class I	1,728,023	225,927	(108,435)	(25,372)	1,820,143	-	12,147	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,268,052	180,742	(104,330)	(46,484)	1,297,980	-	19,416	-
Voya Multi-Manager International Factors Fund - Class I	763,207	99,408	(45,464)	(13,154)	803,997	-	8,324	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,031,753	163,176	(58,434)	(34,644)	1,101,851	-	11,216	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	345,836	45,185	(18,641)	454	372,834	-	6,074	-
Voya Small Company Portfolio - Class I	957,412	156,694	(55,517)	(29,680)	1,028,909	-	9,490	-
Voya U.S. Stock Index Portfolio - Class I	489,683	381,625	(54,628)	(25,019)	791,661	-	8,920	-
VY® Clarion Global Real Estate Portfolio - Class I	139,646	25,169	(9,547)	(6,682)	148,586	-	(260)	-
VY® Clarion Real Estate Portfolio - Class I	136,892	625	(133,584)	(3,933)	-	-	(1,498)	-
VY® Invesco Comstock Portfolio - Class I	702,918	90,371	(46,685)	(31,075)	715,529	-	11,414	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	412,015	54,222	(31,519)	9,260	443,978	-	5,602	-
	$12,868,166	$2,453,525	$(1,058,630)	$(286,476)	$13,976,585	$2,335	$177,504	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $14,046,807.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$887,928
Gross Unrealized Depreciation	(316,607)

Net Unrealized Appreciation	$571,321

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
13,537	iShares MSCI EMU Index Fund	$586,829	1.0
16,992	iShares Russell 1000 Value Index Fund	2,038,360	3.5

	Total Exchange-Traded Funds
	(Cost $2,519,509)	2,625,189	4.5

MUTUAL FUNDS: 95.4%
	Affiliated Investment Companies: 93.8%
107,817	Voya Emerging Markets Index Portfolio - Class I	1,415,633	2.5
299,356	Voya Floating Rate Fund - Class I	2,954,646	5.1
299,484	Voya High Yield Bond Fund - Class R6	2,362,933	4.1
598,620	Voya Intermediate Bond Fund - Class R6	5,926,342	10.3
157,863	Voya International Index Portfolio - Class I	1,681,245	2.9
135,404	Voya Large Cap Growth Portfolio - Class I	2,855,669	4.9
213,818	Voya Large Cap Value Fund - Class R6	2,779,631	4.8
156,472	Voya MidCap Opportunities Portfolio - Class I	2,325,167	4.0
83,668	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,136,212	2.0
159,906	Voya Multi-Manager International Equity Fund - Class I	1,963,644	3.4
266,429	Voya Multi-Manager International Factors Fund - Class I	2,816,151	4.9
201,962	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,346,506	5.8
195,004	Voya Multi-Manager Mid Cap Value Fund - Class I	2,279,600	3.9
122,965	Voya Short Term Bond Fund - Class R6	1,195,219	2.1
104,701	Voya Small Company Portfolio - Class I	2,266,767	3.9
260,550	Voya U.S. Bond Index Portfolio - Class I	2,699,300	4.7
105,837	Voya U.S. Stock Index Portfolio - Class I	1,646,827	2.9
48,025	VY® Clarion Global Real Estate Portfolio - Class I	572,455	1.0
269,610	VY® Goldman Sachs Bond Portfolio - Class I	2,688,009	4.7
97,356	VY® Invesco Comstock Portfolio - Class I	1,928,614	3.3
208,850	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,797,679	10.1
14,763	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,427,718	2.5
		54,065,967	93.8

	Unaffiliated Investment Companies: 1.6%
186,499	Credit Suisse Commodity Return Strategy Fund - Class I	930,630	1.6

	Total Mutual Funds
	(Cost $52,736,580)	54,996,597	95.4

	Total Investments in Securities (Cost $55,256,089)	$57,621,786	99.9
	Assets in Excess of Other Liabilities	42,775	0.1
	Net Assets	$57,664,561	100.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,625,189	$–	$–	$2,625,189
Mutual Funds	54,996,597	–	–	54,996,597
Total Investments, at fair value	$57,621,786	$–	$–	$57,621,786

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,577,026	$62,095	$(213,362)	$(10,126)	$1,415,633	$-	$50,208	$-
Voya Floating Rate Fund - Class I	3,112,722	239,680	(426,722)	28,966	2,954,646	29,490	(11,495)	-
Voya High Yield Bond Fund - Class R6	2,497,363	212,998	(290,331)	(57,097)	2,362,933	33,313	(3,751)	-
Voya Intermediate Bond Fund - Class R6	6,225,802	603,532	(787,919)	(115,073)	5,926,342	47,527	(14,465)	-
Voya International Index Portfolio - Class I	1,880,909	74,514	(233,668)	(40,510)	1,681,245	-	29,681	-
Voya Large Cap Growth Portfolio - Class I	3,170,880	124,191	(391,821)	(47,581)	2,855,669	-	96,746	-
Voya Large Cap Value Fund - Class R6	3,216,298	317,354	(602,345)	(151,676)	2,779,631	-	85,845	-
Voya MidCap Opportunities Portfolio - Class I	2,527,447	115,083	(305,569)	(11,794)	2,325,167	-	63,359	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,259,190	49,676	(128,298)	(44,356)	1,136,212	-	66,924	-
Voya Multi-Manager International Equity Fund - Class I	2,194,211	86,934	(256,077)	(61,424)	1,963,644	-	57,058	-
Voya Multi-Manager International Factors Fund - Class I	3,146,700	124,191	(405,237)	(49,503)	2,816,151	-	45,440	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,834,317	248,786	(579,723)	(156,874)	3,346,506	-	104,673	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,495,475	115,955	(262,311)	(69,519)	2,279,600	-	24,270	-
Voya Short Term Bond Fund - Class R6	1,240,195	108,281	(145,508)	(7,749)	1,195,219	6,069	(2,218)	-
Voya Small Company Portfolio - Class I	2,481,298	111,678	(243,685)	(82,524)	2,266,767	-	42,897	-
Voya U.S. Bond Index Portfolio - Class I	2,797,813	284,837	(334,444)	(48,906)	2,699,300	15,833	(12,041)	-
Voya U.S. Stock Index Portfolio - Class I	1,278,223	726,449	(294,302)	(63,543)	1,646,827	-	31,610	-
VY® Clarion Global Real Estate Portfolio - Class I	633,299	40,404	(73,248)	(28,000)	572,455	-	(1,603)	-
VY® Clarion Real Estate Portfolio - Class I	620,753	642	(600,455)	(20,940)	-	-	(3,464)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,793,114	258,982	(332,512)	(31,575)	2,688,009	-	(10,107)	-
VY® Invesco Comstock Portfolio - Class I	2,231,187	86,934	(282,798)	(106,709)	1,928,614	-	61,628	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,196,389	292,240	(729,469)	38,519	5,797,679	-	(13,016)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,557,361	62,096	(195,755)	4,016	1,427,718	-	57,735	-
	$58,967,972	$4,347,532	$(8,115,559)	$(1,133,978)	$54,065,967	$132,232	$745,914	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $56,414,238.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,769,200
Gross Unrealized Depreciation	(1,561,652)

Net Unrealized Appreciation	$1,207,548

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
3,560	iShares MSCI EMU Index Fund	$154,326	1.0
2,251	SPDR Bloomberg Barclays High Yield Bond ETF	80,698	0.5

	Total Exchange-Traded Funds
	(Cost $232,072)	235,024	1.5

MUTUAL FUNDS: 98.4%
	Affiliated Investment Companies: 96.4%
29,024	Voya Emerging Markets Index Portfolio - Class I	381,087	2.4
114,822	Voya Floating Rate Fund - Class I	1,133,294	7.2
47,776	Voya Global Bond Fund - Class R6	483,017	3.0
130,572	Voya High Yield Bond Fund - Class R6	1,030,212	6.5
162,029	Voya Intermediate Bond Fund - Class R6	1,604,086	10.1
43,030	Voya International Index Portfolio - Class I	458,265	2.9
14,578	Voya Large Cap Growth Portfolio - Class I	307,456	1.9
34,530	Voya Large Cap Value Fund - Class R6	448,896	2.8
20,926	Voya MidCap Opportunities Portfolio - Class I	310,956	2.0
26,085	Voya Multi-Manager Mid Cap Value Fund - Class I	304,932	1.9
330,473	Voya Short Term Bond Fund - Class R6	3,212,202	20.3
139,245	Voya U.S. Bond Index Portfolio - Class I	1,442,583	9.1
33,371	Voya U.S. Stock Index Portfolio - Class I	519,257	3.3
84,528	VY® BlackRock Inflation Protected Bond Portfolio - Class I	803,014	5.1
128,084	VY® Goldman Sachs Bond Portfolio - Class I	1,276,999	8.1
56,061	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,556,257	9.8
		15,272,513	96.4

	Unaffiliated Investment Companies: 2.0%
64,301	Credit Suisse Commodity Return Strategy Fund - Class I	320,862	2.0

	Total Mutual Funds
	(Cost $15,567,590)	15,593,375	98.4

	Total Investments in Securities (Cost $15,799,662)	$15,828,399	99.9
	Assets in Excess of Other Liabilities	14,632	0.1
	Net Assets	$15,843,031	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$235,024	$–	$–	$235,024
Mutual Funds	15,593,375	–	–	15,593,375
Total Investments, at fair value	$15,828,399	$–	$–	$15,828,399

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$423,959	$32,406	$(69,888)	$(5,390)	$381,087	$-	$16,744	$-
Voya Floating Rate Fund - Class I	1,163,831	105,812	(147,115)	10,766	1,133,294	11,196	(4,125)	-
Voya Global Bond Fund - Class R6	501,888	44,346	(66,526)	3,309	483,017	5,459	1,273	-
Voya High Yield Bond Fund - Class R6	1,085,080	114,260	(135,392)	(33,736)	1,030,212	14,534	7,599	-
Voya Intermediate Bond Fund - Class R6	1,664,476	178,439	(211,025)	(27,804)	1,604,086	12,810	(6,752)	-
Voya International Index Portfolio - Class I	177,682	372,905	(80,826)	(11,496)	458,265	-	10,439	-
Voya Large Cap Growth Portfolio - Class I	335,744	25,925	(56,554)	2,341	307,456	-	3,165	-
Voya Large Cap Value Fund - Class R6	501,666	38,888	(81,751)	(9,907)	448,896	-	(227)	-
Voya MidCap Opportunities Portfolio - Class I	337,136	25,925	(49,344)	(2,761)	310,956	-	10,219	-
Voya Multi-Manager Mid Cap Value Fund - Class I	333,740	25,925	(41,000)	(13,733)	304,932	-	8,335	-
Voya Short Term Bond Fund - Class R6	3,320,845	326,627	(414,327)	(20,943)	3,212,202	16,317	(5,781)	-
Voya U.S. Bond Index Portfolio - Class I	1,496,686	162,283	(189,616)	(26,770)	1,442,583	8,481	(5,770)	-
Voya U.S. Stock Index Portfolio - Class I	427,222	231,822	(116,831)	(22,956)	519,257	-	16,991	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	833,616	85,209	(99,524)	(16,287)	803,014	6,702	2,613	-
VY® Goldman Sachs Bond Portfolio - Class I	1,329,885	130,242	(167,203)	(15,925)	1,276,999	-	(3,784)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,657,138	129,626	(244,313)	13,806	1,556,257	-	(4,858)	-
	$15,590,594	$2,030,640	$(2,171,235)	$(177,486)	$15,272,513	$75,499	$46,081	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $16,229,770.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$194,645
Gross Unrealized Depreciation	(596,016)

Net Unrealized Depreciation	$(401,371)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
93,671	iShares MSCI EMU Index Fund	$4,060,638	1.0
16,797	iShares Russell 1000 Value Index Fund	2,014,968	0.5

	Total Exchange-Traded Funds
	(Cost $5,834,160)	6,075,606	1.5

MUTUAL FUNDS: 98.5%
	Affiliated Investment Companies: 97.0%
306,534	Voya Emerging Markets Index Portfolio - Class I	4,024,793	1.0
2,143,025	Voya Floating Rate Fund - Class I	21,151,654	5.1
1,260,217	Voya Global Bond Fund - Class R6	12,740,797	3.1
1,061,892	Voya High Yield Bond Fund - Class R6	8,378,324	2.0
4,689,198	Voya Intermediate Bond Fund - Class R6	46,423,061	11.2
747,818	Voya International Index Portfolio - Class I	7,964,266	1.9
1,057,824	Voya Large Cap Growth Portfolio - Class I	22,309,500	5.4
1,084,624	Voya Large Cap Value Fund - Class R6	14,100,109	3.4
414,367	Voya MidCap Opportunities Portfolio - Class I	6,157,499	1.5
594,733	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,076,480	1.9
1,924,195	Voya Multi-Manager International Factors Fund - Class I	20,338,742	4.9
598,412	Voya Multi-Manager Large Cap Core Portfolio - Class I	9,915,689	2.4
516,323	Voya Multi-Manager Mid Cap Value Fund - Class I	6,035,812	1.4
4,325,310	Voya Short Term Bond Fund - Class R6	42,042,009	10.1
4,282,932	Voya U.S. Bond Index Portfolio - Class I	44,371,173	10.7
900,722	Voya U.S. Stock Index Portfolio - Class I	14,015,227	3.4
3,121,884	VY® BlackRock Inflation Protected Bond Portfolio - Class I	29,657,896	7.1
341,395	VY® Clarion Global Real Estate Portfolio - Class I	4,069,423	1.0
4,626,014	VY® Goldman Sachs Bond Portfolio - Class I	46,121,355	11.1
1,257,382	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,904,928	8.4
		402,798,737	97.0

	Unaffiliated Investment Companies: 1.5%
1,268,867	Credit Suisse Commodity Return Strategy Fund - Class I	6,331,648	1.5

	Total Mutual Funds
	(Cost $403,026,843)	409,130,385	98.5

	Total Investments in Securities (Cost $408,861,003)	$415,205,991	100.0
	Assets in Excess of Other Liabilities	199,491	0.0
	Net Assets	$415,405,482	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,075,606	$–	$–	$6,075,606
Mutual Funds	409,130,385	–	–	409,130,385
Total Investments, at fair value	$415,205,991	$–	$–	$415,205,991

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,369,369	$29,979	$(398,495)	$23,940	$4,024,793	$-	$92,398	$-
Voya Floating Rate Fund - Class I	21,586,996	565,127	(1,158,411)	157,942	21,151,654	173,812	(35,344)	-
Voya Global Bond Fund - Class R6	12,978,976	233,109	(579,706)	108,418	12,740,797	143,178	8,847	-
Voya High Yield Bond Fund - Class R6	8,660,236	300,344	(378,318)	(203,938)	8,378,324	117,500	(9,091)	-
Voya Intermediate Bond Fund - Class R6	47,489,503	2,079,738	(2,188,450)	(957,730)	46,423,061	369,306	(32,701)	-
Voya International Index Portfolio - Class I	8,693,125	59,958	(688,685)	(100,132)	7,964,266	-	58,139	-
Voya Large Cap Growth Portfolio - Class I	23,998,593	164,883	(1,850,541)	(3,435)	22,309,500	-	414,175	-
Voya Large Cap Value Fund - Class R6	15,305,707	444,915	(1,145,805)	(504,708)	14,100,109	-	198,409	-
Voya MidCap Opportunities Portfolio - Class I	6,574,390	44,968	(561,416)	99,557	6,157,499	-	48,745	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,723,481	59,958	(679,133)	(27,826)	8,076,480	-	195,358	-
Voya Multi-Manager International Factors Fund - Class I	21,814,211	474,894	(1,770,851)	(179,512)	20,338,742	-	176,701	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	10,975,633	324,915	(1,047,496)	(337,363)	9,915,689	-	197,462	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,488,658	44,968	(392,608)	(105,206)	6,035,812	-	(2,646)	-
Voya Short Term Bond Fund - Class R6	42,994,885	1,567,516	(2,228,062)	(292,330)	42,042,009	213,214	(56,926)	-
Voya U.S. Bond Index Portfolio - Class I	45,265,975	2,060,129	(2,048,988)	(905,943)	44,371,173	259,582	(80,546)	-
Voya U.S. Stock Index Portfolio - Class I	10,885,254	4,674,181	(1,203,743)	(340,465)	14,015,227	-	125,388	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	30,281,288	1,170,625	(1,289,531)	(504,486)	29,657,896	249,567	2,763	-
VY® Clarion Global Real Estate Portfolio - Class I	4,392,367	60,892	(186,041)	(197,795)	4,069,423	-	(1,428)	-
VY® Clarion Real Estate Portfolio - Class I	4,303,500	2,741	(4,018,909)	(287,332)	-	-	116,762	-
VY® Goldman Sachs Bond Portfolio - Class I	47,332,314	1,725,555	(2,232,379)	(704,135)	46,121,355	-	(1,630)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	36,513,042	254,820	(2,043,671)	180,737	34,904,928	-	10,066	-
	$419,627,503	$16,344,215	$(28,091,239)	$(5,081,742)	$402,798,737	$1,526,159	$1,424,901	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $419,786,363.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,910,376
Gross Unrealized Depreciation	(15,490,748)

Net Unrealized Depreciation	$(4,580,372)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
157,843	iShares MSCI EMU Index Fund	$6,842,494	1.0
283,049	iShares Russell 1000 Value Index Fund	33,954,558	4.9

	Total Exchange-Traded Funds
	(Cost $38,102,128)	40,797,052	5.9

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 92.4%
2,087,536	Voya Emerging Markets Index Portfolio - Class I	27,409,347	4.0
3,589,581	Voya Floating Rate Fund - Class I	35,429,166	5.2
1,799,510	Voya High Yield Bond Fund - Class R6	14,198,133	2.1
707,002	Voya Index Plus LargeCap Portfolio - Class I	20,184,894	2.9
4,987,740	Voya Intermediate Bond Fund - Class R6	49,378,624	7.2
1,901,351	Voya International Index Portfolio - Class I	20,249,393	2.9
1,948,469	Voya Large Cap Growth Portfolio - Class I	41,093,203	6.0
2,844,452	Voya Large Cap Value Fund - Class R6	36,977,874	5.4
2,794,474	Voya MidCap Opportunities Portfolio - Class I	41,525,883	6.0
1,007,603	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,683,251	2.0
4,159,783	Voya Multi-Manager International Equity Fund - Class I	51,082,130	7.4
4,185,685	Voya Multi-Manager International Factors Fund - Class I	44,242,692	6.4
2,050,842	Voya Multi-Manager Large Cap Core Portfolio - Class I	33,982,453	5.0
3,500,683	Voya Multi-Manager Mid Cap Value Fund - Class I	40,922,988	6.0
1,886,532	Voya Small Company Portfolio - Class I	40,843,409	6.0
691,800	Voya U.S. Bond Index Portfolio - Class I	7,167,049	1.0
1,714,714	Voya U.S. Stock Index Portfolio - Class I	26,680,945	3.9
578,455	VY® Clarion Global Real Estate Portfolio - Class I	6,895,182	1.0
1,355,607	VY® Invesco Comstock Portfolio - Class I	26,854,580	3.9
1,253,611	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,800,232	5.1
212,697	VY® T. Rowe Price Growth Equity Portfolio - Class I	20,569,907	3.0
		634,171,335	92.4

	Unaffiliated Investment Companies: 1.6%
2,138,364	Credit Suisse Commodity Return Strategy Fund - Class I	10,670,437	1.6

	Total Mutual Funds
	(Cost $598,745,267)	644,841,772	94.0

	Total Investments in Securities (Cost $636,847,395)	$685,638,824	99.9
	Assets in Excess of Other Liabilities	494,890	0.1
	Net Assets	$686,133,714	100.0

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,797,052	$–	$–	$40,797,052
Mutual Funds	644,841,772	–	–	644,841,772
Total Investments, at fair value	$685,638,824	$–	$–	$685,638,824

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$28,722,711	$39,459	$(1,528,986)	$176,163	$27,409,347	$-	$537,109	$-
Voya Floating Rate Fund - Class I	35,327,319	1,876,540	(2,004,086)	229,393	35,429,166	347,653	(30,647)	-
Voya High Yield Bond Fund - Class R6	14,171,746	875,257	(481,835)	(367,035)	14,198,133	196,471	5,541	-
Voya Index Plus LargeCap Portfolio - Class I	21,629,704	39,459	(841,513)	(642,756)	20,184,894	-	272,490	-
Voya Intermediate Bond Fund - Class R6	49,459,974	3,492,241	(2,538,904)	(1,034,687)	49,378,624	390,499	(13,089)	-
Voya International Index Portfolio - Class I	21,341,642	39,459	(874,269)	(257,439)	20,249,393	-	107,806	-
Voya Large Cap Growth Portfolio - Class I	42,971,988	78,919	(2,322,442)	364,738	41,093,203	-	303,128	-
Voya Large Cap Value Fund - Class R6	38,900,620	1,545,510	(2,409,693)	(1,058,563)	36,977,874	-	149,030	-
Voya MidCap Opportunities Portfolio - Class I	42,886,354	78,919	(2,220,662)	781,272	41,525,883	-	133,494	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,284,209	26,306	(595,769)	(31,495)	13,683,251	-	275,332	-
Voya Multi-Manager International Equity Fund - Class I	53,349,145	498,648	(2,346,649)	(419,014)	51,082,130	-	249,561
Voya Multi-Manager International Factors Fund - Class I	46,413,888	235,495	(2,142,882)	(263,809)	44,242,692	-	155,491	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	36,034,537	835,495	(2,006,956)	(880,623)	33,982,453	-	328,811
Voya Multi-Manager Mid Cap Value Fund - Class I	42,477,357	690,571	(1,562,391)	(682,549)	40,922,988	-	(100,264)	-
Voya Small Company Portfolio - Class I	42,223,673	897,969	(1,482,249)	(795,984)	40,843,409	-	104,878	-
Voya U.S. Bond Index Portfolio - Class I	7,055,811	510,378	(253,360)	(145,780)	7,167,049	41,359	(9,673)	-
Voya U.S. Stock Index Portfolio - Class I	21,268,052	7,299,464	(1,329,026)	(557,545)	26,680,945	-	113,624	-
VY® Clarion Global Real Estate Portfolio - Class I	7,187,624	289,359	(245,811)	(335,990)	6,895,182	-	(2,124)
VY® Clarion Real Estate Portfolio - Class I	7,042,853	-	(6,557,883)	(484,970)	-	-	206,548	-
VY® Invesco Comstock Portfolio - Class I	28,954,683	352,612	(1,431,531)	(1,021,184)	26,854,580	-	379,676	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,244,100	630,504	(1,174,359)	99,987	34,800,232	-	44,080	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	21,103,324	39,459	(1,226,370)	653,494	20,569,907	-	185,189	-
	$658,051,314	$20,372,023	$(37,577,626)	$(6,674,376)	$634,171,335	$975,982	$3,395,991	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $648,145,001.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,672,915
Gross Unrealized Depreciation	(13,179,092)

Net Unrealized Appreciation	$37,493,823

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
6,747	iShares MSCI EMU Index Fund	$292,483	1.0
4,840	iShares Russell 1000 Value Index Fund	580,606	1.9

	Total Exchange-Traded Funds
	(Cost $837,233)	873,089	2.9

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 95.1%
79,972	Voya Emerging Markets Index Portfolio - Class I	1,050,026	3.5
220,208	Voya Floating Rate Fund - Class I	2,173,455	7.1
61,380	Voya Global Bond Fund - Class R6	620,551	2.0
234,500	Voya High Yield Bond Fund - Class R6	1,850,207	6.1
313,575	Voya Intermediate Bond Fund - Class R6	3,104,391	10.2
55,299	Voya International Index Portfolio - Class I	588,930	1.9
49,474	Voya Large Cap Growth Portfolio - Class I	1,043,401	3.4
80,437	Voya Large Cap Value Fund - Class R6	1,045,683	3.4
51,029	Voya MidCap Opportunities Portfolio - Class I	758,293	2.5
59,952	Voya Multi-Manager International Equity Fund - Class I	736,213	2.4
69,923	Voya Multi-Manager International Factors Fund - Class I	739,089	2.4
63,611	Voya Multi-Manager Mid Cap Value Fund - Class I	743,612	2.5
253,801	Voya Short Term Bond Fund - Class R6	2,466,943	8.1
40,939	Voya Small Company Portfolio - Class I	886,325	2.9
224,774	Voya U.S. Bond Index Portfolio - Class I	2,328,661	7.7
106,339	Voya U.S. Stock Index Portfolio - Class I	1,654,628	5.4
131,732	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,251,457	4.1
25,235	VY® Clarion Global Real Estate Portfolio - Class I	300,805	1.0
202,849	VY® Goldman Sachs Bond Portfolio - Class I	2,022,402	6.6
29,246	VY® Invesco Comstock Portfolio - Class I	579,373	1.9
109,317	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,034,630	10.0
		28,979,075	95.1

	Unaffiliated Investment Companies: 2.0%
121,860	Credit Suisse Commodity Return Strategy Fund - Class I	608,081	2.0

	Total Mutual Funds
	(Cost $28,786,882)	29,587,156	97.1

	Total Investments in Securities (Cost $29,624,115)	$30,460,245	100.0
	Assets in Excess of Other Liabilities	6,642	0.0
	Net Assets	$30,466,887	100.0

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$873,089	$–	$–	$873,089
Mutual Funds	29,587,156	–	–	29,587,156
Total Investments, at fair value	$30,460,245	$–	$–	$30,460,245

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,109,388	$44,919	$(97,734)	$(6,547)	$1,050,026	$-	$36,088	$-
Voya Floating Rate Fund - Class I	2,192,022	120,553	(154,642)	15,522	2,173,455	17,645	(3,085)	-
Voya Global Bond Fund - Class R6	627,553	27,669	(38,096)	3,425	620,551	6,893	2,295	-
Voya High Yield Bond Fund - Class R6	1,884,377	119,499	(101,927)	(51,742)	1,850,207	25,576	5,397	-
Voya Intermediate Bond Fund - Class R6	3,146,288	212,635	(192,973)	(61,559)	3,104,391	24,394	(3,717)	-
Voya International Index Portfolio - Class I	630,584	16,811	(48,479)	(9,986)	588,930	-	6,941	-
Voya Large Cap Growth Portfolio - Class I	1,114,519	29,419	(97,314)	(3,223)	1,043,401	-	22,343	-
Voya Large Cap Value Fund - Class R6	1,108,630	75,480	(113,956)	(24,471)	1,045,683	-	2,094	-
Voya MidCap Opportunities Portfolio - Class I	794,543	21,014	(60,730)	3,466	758,293	-	14,301	-
Voya Multi-Manager International Equity Fund - Class I	788,114	27,014	(62,666)	(16,249)	736,213	-	15,521	-
Voya Multi-Manager International Factors Fund - Class I	791,160	27,014	(62,931)	(16,154)	739,089	-	16,103	-
Voya Multi-Manager Mid Cap Value Fund - Class I	784,388	21,014	(39,536)	(22,254)	743,612	-	9,127	-
Voya Short Term Bond Fund - Class R6	2,494,772	163,140	(173,015)	(17,954)	2,466,943	12,357	(2,224)	-
Voya Small Company Portfolio - Class I	935,658	25,216	(50,129)	(24,420)	886,325	-	10,618	-
Voya U.S. Bond Index Portfolio - Class I	2,345,068	174,449	(143,778)	(47,078)	2,328,661	13,452	(3,854)	-
Voya U.S. Stock Index Portfolio - Class I	1,420,170	432,329	(161,204)	(36,667)	1,654,628	-	17,420	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,255,030	84,741	(67,749)	(20,565)	1,251,457	10,437	(816)	-
VY® Clarion Global Real Estate Portfolio - Class I	318,564	13,461	(16,642)	(14,578)	300,805	-	91	-
VY® Clarion Real Estate Portfolio - Class I	312,132	872	(297,043)	(15,961)	-	-	3,569	-
VY® Goldman Sachs Bond Portfolio - Class I	2,028,646	132,584	(108,133)	(30,695)	2,022,402	-	632	-
VY® Invesco Comstock Portfolio - Class I	641,678	16,811	(48,424)	(30,692)	579,373	-	18,149	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,124,189	84,055	(197,272)	23,658	3,034,630	-	(7,688)	-
	$29,847,473	$1,870,699	$(2,334,373)	$(404,724)	$28,979,075	$110,754	$159,305	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $30,636,304.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,070,627
Gross Unrealized Depreciation	(1,246,686)

Net Unrealized Depreciation	$(176,059)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
7,750	iShares MSCI EMU Index Fund	$335,962	1.0
2,781	iShares Russell 1000 Value Index Fund	333,609	0.9

	Total Exchange-Traded Funds
	(Cost $647,028)	669,571	1.9

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 96.6%
24,646	Voya Emerging Markets Index Portfolio - Class I	323,596	0.9
187,110	Voya Floating Rate Fund - Class I	1,846,773	5.1
109,552	Voya Global Bond Fund - Class R6	1,107,571	3.1
92,359	Voya High Yield Bond Fund - Class R6	728,712	2.0
369,892	Voya Intermediate Bond Fund - Class R6	3,661,929	10.2
101,425	Voya International Index Portfolio - Class I	1,080,174	3.0
83,996	Voya Large Cap Growth Portfolio - Class I	1,771,467	4.9
68,551	Voya Large Cap Value Fund - Class R6	891,159	2.5
36,149	Voya MidCap Opportunities Portfolio - Class I	537,174	1.5
66,975	Voya Multi-Manager Emerging Markets Equity Fund - Class I	909,526	2.5
85,130	Voya Multi-Manager International Equity Fund - Class I	1,045,391	2.9
165,485	Voya Multi-Manager International Factors Fund - Class I	1,749,172	4.9
52,006	Voya Multi-Manager Large Cap Core Portfolio - Class I	861,736	2.4
45,091	Voya Multi-Manager Mid Cap Value Fund - Class I	527,114	1.5
273,695	Voya Short Term Bond Fund - Class R6	2,660,315	7.4
48,726	Voya Small Company Portfolio - Class I	1,054,908	2.9
209,410	Voya U.S. Bond Index Portfolio - Class I	2,169,490	6.0
135,390	Voya U.S. Stock Index Portfolio - Class I	2,106,668	5.9
193,908	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,842,130	5.1
29,815	VY® Clarion Global Real Estate Portfolio - Class I	355,395	1.0
251,697	VY® Goldman Sachs Bond Portfolio - Class I	2,509,417	7.0
43,252	VY® Invesco Comstock Portfolio - Class I	856,816	2.4
128,970	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,580,213	10.0
5,492	VY® T. Rowe Price Growth Equity Portfolio - Class I	531,102	1.5
		34,707,948	96.6

	Unaffiliated Investment Companies: 1.4%
99,588	Credit Suisse Commodity Return Strategy Fund - Class I	496,945	1.4

	Total Mutual Funds
	(Cost $34,660,291)	35,204,893	98.0

	Total Investments in Securities (Cost $35,307,319)	$35,874,464	99.9
	Assets in Excess of Other Liabilities	45,281	0.1
	Net Assets	$35,919,745	100.0

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$669,571	$–	$–	$669,571
Mutual Funds	35,204,893	–	–	35,204,893
Total Investments, at fair value	$35,874,464	$–	$–	$35,874,464

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$331,522	$-	$(14,827)	$6,901	$323,596	$-	$1,235	$-
Voya Floating Rate Fund - Class I	1,654,532	306,864	(122,768)	8,145	1,846,773	16,893	1,252	-
Voya Global Bond Fund - Class R6	994,754	173,529	(65,918)	5,206	1,107,571	11,489	3,694	-
Voya High Yield Bond Fund - Class R6	663,699	128,718	(44,571)	(19,134)	728,712	9,430	1,837	-
Voya Intermediate Bond Fund - Class R6	3,308,898	671,968	(254,946)	(63,991)	3,661,929	26,978	(5,557)	-
Voya International Index Portfolio - Class I	393,312	855,372	(149,731)	(18,779)	1,080,174	-	17,475	-
Voya Large Cap Growth Portfolio - Class I	1,685,287	256,321	(154,862)	(15,279)	1,771,467	-	41,590	-
Voya Large Cap Value Fund - Class R6	859,144	179,425	(115,327)	(32,083)	891,159	-	13,470	-
Voya MidCap Opportunities Portfolio - Class I	503,761	76,896	(43,282)	(201)	537,174	-	11,330	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	857,536	179,425	(112,086)	(15,349)	909,526	-	31,344	-
Voya Multi-Manager International Equity Fund - Class I	999,946	153,793	(86,437)	(21,911)	1,045,391	-	18,537	-
Voya Multi-Manager International Factors Fund - Class I	1,672,856	256,321	(144,580)	(35,425)	1,749,172	-	32,179	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	846,952	128,161	(86,300)	(27,077)	861,736	-	13,332	-
Voya Multi-Manager Mid Cap Value Fund - Class I	497,436	76,896	(32,875)	(14,343)	527,114	-	5,225	-
Voya Short Term Bond Fund - Class R6	2,389,757	468,164	(180,251)	(17,355)	2,660,315	12,451	(2,673)	-
Voya Small Company Portfolio - Class I	989,132	153,793	(63,686)	(24,331)	1,054,908	-	7,987	-
Voya U.S. Bond Index Portfolio - Class I	1,949,708	399,178	(137,713)	(41,683)	2,169,490	11,711	(810)	-
Voya U.S. Stock Index Portfolio - Class I	1,391,069	1,027,448	(254,838)	(57,011)	2,106,668	-	26,537	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,658,118	328,030	(117,755)	(26,263)	1,842,130	14,974	(1,736)	-
VY® Clarion Global Real Estate Portfolio - Class I	336,581	57,348	(23,159)	(15,375)	355,395	-	45	-
VY® Clarion Real Estate Portfolio - Class I	329,957	3,085	(328,564)	(4,478)	-	-	(8,557)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,260,057	441,588	(164,965)	(27,263)	2,509,417	-	(6,018)	-
VY® Invesco Comstock Portfolio - Class I	847,032	128,161	(73,396)	(44,981)	856,816	-	25,704	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,301,787	512,642	(240,929)	6,713	3,580,213	-	7,764	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	496,824	76,896	(48,693)	6,075	531,102	-	13,436	-
	$31,219,657	$7,040,022	$(3,062,459)	$(489,272)	$34,707,948	$103,926	$248,622	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $35,425,571.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$813,685
Gross Unrealized Depreciation	(364,792)

Net Unrealized Appreciation	$448,893

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.2%
77,680	iShares Barclays 20+ Year Treasury Bond Fund	$9,469,192	1.0
204,570	iShares MSCI EMU Index Fund	8,868,109	1.0
91,710	iShares Russell 1000 Value Index Fund	11,001,532	1.2

	Total Exchange-Traded Funds
	(Cost $28,532,294)	29,338,833	3.2

MUTUAL FUNDS: 96.7%
	Affiliated Investment Companies: 95.2%
2,033,864	Voya Emerging Markets Index Portfolio - Class I	26,704,633	3.0
4,687,871	Voya Floating Rate Fund - Class I	46,269,284	5.1
2,786,572	Voya Global Bond Fund - Class R6	28,172,245	3.1
2,348,122	Voya High Yield Bond Fund - Class R6	18,526,686	2.1
9,103,195	Voya Intermediate Bond Fund - Class R6	90,121,634	10.0
3,328,851	Voya International Index Portfolio - Class I	35,452,260	3.9
2,540,261	Voya Large Cap Growth Portfolio - Class I	53,574,108	5.9
2,006,601	Voya Large Cap Value Fund - Class R6	26,085,812	2.9
1,374,740	Voya MidCap Opportunities Portfolio - Class I	20,428,642	2.3
1,315,210	Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,860,556	2.0
3,232,099	Voya Multi-Manager International Equity Fund - Class I	39,690,175	4.4
4,659,881	Voya Multi-Manager International Factors Fund - Class I	49,254,945	5.4
2,123,668	Voya Multi-Manager Large Cap Core Portfolio - Class I	35,189,186	3.9
1,713,266	Voya Multi-Manager Mid Cap Value Fund - Class I	20,028,076	2.2
3,116,203	Voya Short Term Bond Fund - Class R6	30,289,497	3.3
1,234,600	Voya Small Company Portfolio - Class I	26,729,090	3.0
2,708,012	Voya U.S. Bond Index Portfolio - Class I	28,055,005	3.1
4,594,503	Voya U.S. Stock Index Portfolio - Class I	71,490,463	7.9
755,081	VY® Clarion Global Real Estate Portfolio - Class I	9,000,568	1.0
5,581,052	VY® Goldman Sachs Bond Portfolio - Class I	55,643,091	6.1
1,336,903	VY® Invesco Comstock Portfolio - Class I	26,484,040	2.9
3,271,888	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	90,827,620	10.0
162,494	VY® T. Rowe Price Growth Equity Portfolio - Class I	15,714,798	1.7
		861,592,414	95.2

	Unaffiliated Investment Companies: 1.5%
2,771,436	Credit Suisse Commodity Return Strategy Fund - Class I	13,829,466	1.5

	Total Mutual Funds
	(Cost $830,175,518)	875,421,880	96.7

	Total Investments in Securities (Cost $858,707,812)	$904,760,713	99.9
	Assets in Excess of Other Liabilities	528,082	0.1
	Net Assets	$905,288,795	100.0

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,338,833	$–	$–	$29,338,833
Mutual Funds	875,421,880	–	–	875,421,880
Total Investments, at fair value	$904,760,713	$–	$–	$904,760,713

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,772,416	$433,545	$(1,619,320)	$117,992	$26,704,633	-	$571,770	$-
Voya Floating Rate Fund - Class I	45,717,600	2,485,053	(2,261,920)	328,551	46,269,284	452,565	(68,836)	-
Voya Global Bond Fund - Class R6	27,487,089	1,195,135	(725,944)	215,965	28,172,245	311,516	25,907	-
Voya High Yield Bond Fund - Class R6	18,340,529	1,157,046	(522,580)	(448,309)	18,526,686	255,595	(21,348)	-
Voya Intermediate Bond Fund - Class R6	89,033,389	6,679,798	(3,774,388)	(1,817,165)	90,121,634	708,729	(75,257)	-
Voya International Index Portfolio - Class I	36,825,106	788,060	(1,597,720)	(563,186)	35,452,260	-	310,450	-
Voya Large Cap Growth Portfolio - Class I	55,606,446	867,091	(3,262,606)	363,177	53,574,108	-	516,038	-
Voya Large Cap Value Fund - Class R6	27,689,894	614,189	(1,512,191)	(706,080)	26,085,812	-	80,473	-
Voya MidCap Opportunities Portfolio - Class I	20,883,650	325,159	(1,011,532)	231,365	20,428,642	-	217,509	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,482,458	289,030	(847,788)	(63,144)	17,860,556	-	382,527	-
Voya Multi-Manager International Equity Fund - Class I	41,423,736	650,318	(2,072,906)	(310,973)	39,690,175	-	181,506	-
Voya Multi-Manager International Factors Fund - Class I	50,824,833	1,354,833	(2,329,366)	(595,355)	49,254,945	-	480,462	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	37,198,139	1,244,833	(2,249,888)	(1,003,898)	35,189,186	-	425,015	-
Voya Multi-Manager Mid Cap Value Fund - Class I	20,614,504	358,257	(581,936)	(362,749)	20,028,076	-	(18,049)	-
Voya Short Term Bond Fund - Class R6	29,594,566	1,915,419	(996,762)	(223,726)	30,289,497	151,113	(22,258)	-
Voya Small Company Portfolio - Class I	27,320,054	613,141	(728,545)	(475,560)	26,729,090	-	23,305	-
Voya U.S. Bond Index Portfolio - Class I	27,391,992	2,020,368	(768,271)	(589,084)	28,055,005	161,409	(16,420)	-
Voya U.S. Stock Index Portfolio - Class I	64,458,621	11,899,517	(3,688,095)	(1,179,580)	71,490,463	-	382,179	-
VY® Clarion Global Real Estate Portfolio - Class I	9,302,237	386,513	(254,169)	(434,013)	9,000,568	-	(3,553)	-
VY® Clarion Real Estate Portfolio - Class I	9,114,241	27,672	(8,537,612)	(604,301)	-	-	241,807	-
VY® Goldman Sachs Bond Portfolio - Class I	54,685,451	3,526,952	(1,748,886)	(820,426)	55,643,091	-	(10,186)	-
VY® Invesco Comstock Portfolio - Class I	28,104,268	908,545	(1,547,108)	(981,665)	26,484,040	-	372,065	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	91,122,569	1,827,293	(2,475,296)	353,054	90,827,620	-	30,871	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	16,012,849	252,901	(942,919)	391,967	15,714,798	-	251,904	-
	$875,006,637	$41,820,668	$(46,057,748)	$(9,177,143)	$861,592,414	$2,040,927	$4,257,881	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $876,598,468.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,141,415
Gross Unrealized Depreciation	(23,979,170)

Net Unrealized Appreciation	$28,162,245

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.3%
2,637	iShares Barclays 20+ Year Treasury Bond Fund	$321,450	1.0
6,944	iShares MSCI EMU Index Fund	301,022	1.0
6,226	iShares Russell 1000 Value Index Fund	746,871	2.3

	Total Exchange-Traded Funds
	(Cost $1,333,690)	1,369,343	4.3

MUTUAL FUNDS: 95.6%
	Affiliated Investment Companies: 94.1%
71,558	Voya Emerging Markets Index Portfolio - Class I	939,554	2.9
169,640	Voya Floating Rate Fund - Class I	1,674,344	5.2
83,397	Voya High Yield Bond Fund - Class R6	658,000	2.1
32,901	Voya Index Plus LargeCap Portfolio - Class I	939,316	2.9
227,815	Voya Intermediate Bond Fund - Class R6	2,255,368	7.1
118,474	Voya International Index Portfolio - Class I	1,261,751	4.0
90,990	Voya Large Cap Growth Portfolio - Class I	1,918,975	6.0
74,163	Voya Large Cap Value Fund - Class R6	964,121	3.0
54,415	Voya MidCap Opportunities Portfolio - Class I	808,611	2.5
71,026	Voya Multi-Manager Emerging Markets Equity Fund - Class I	964,532	3.0
153,630	Voya Multi-Manager International Equity Fund - Class I	1,886,582	5.9
209,046	Voya Multi-Manager International Factors Fund - Class I	2,209,613	6.9
75,081	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,244,091	3.9
67,896	Voya Multi-Manager Mid Cap Value Fund - Class I	793,710	2.5
58,712	Voya Small Company Portfolio - Class I	1,271,105	4.0
211,935	Voya U.S. Stock Index Portfolio - Class I	3,297,708	10.3
40,394	VY® Clarion Global Real Estate Portfolio - Class I	481,501	1.5
141,076	VY® Goldman Sachs Bond Portfolio - Class I	1,406,527	4.4
46,831	VY® Invesco Comstock Portfolio - Class I	927,729	2.9
116,578	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,236,200	10.1
9,911	VY® T. Rowe Price Growth Equity Portfolio - Class I	958,520	3.0
		30,097,858	94.1

	Unaffiliated Investment Companies: 1.5%
93,965	Credit Suisse Commodity Return Strategy Fund - Class I	468,887	1.5

	Total Mutual Funds
	(Cost $29,632,396)	30,566,745	95.6

	Total Investments in Securities (Cost $30,966,086)	$31,936,088	99.9
	Assets in Excess of Other Liabilities	39,141	0.1
	Net Assets	$31,975,229	100.0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,369,343	$–	$–	$1,369,343
Mutual Funds	30,566,745	–	–	30,566,745
Total Investments, at fair value	$31,936,088	$–	$–	$31,936,088

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$940,753	$87,374	$(81,577)	$(6,996)	$939,554	$-	$28,653	$-
Voya Floating Rate Fund - Class I	1,549,912	296,366	(177,023)	5,089	1,674,344	$15,739	978	-
Voya High Yield Bond Fund - Class R6	621,744	122,911	(68,532)	(18,123)	658,000	$8,795	1,846	-
Voya Index Plus LargeCap Portfolio - Class I	948,705	131,061	(92,794)	(47,656)	939,316	$-	29,529	-
Voya Intermediate Bond Fund - Class R6	2,095,676	475,891	(274,528)	(41,671)	2,255,368	$17,025	(2,453)	-
Voya International Index Portfolio - Class I	633,988	818,912	(164,583)	(26,566)	1,261,751	$-	18,700	-
Voya Large Cap Growth Portfolio - Class I	1,894,894	262,122	(210,374)	(27,667)	1,918,975	$-	54,487	-
Voya Large Cap Value Fund - Class R6	951,870	240,278	(204,816)	(23,211)	964,121	$-	(444)	-
Voya MidCap Opportunities Portfolio - Class I	786,539	109,217	(82,614)	(4,531)	808,611	$-	20,728	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	943,326	174,748	(118,529)	(35,013)	964,532	$-	48,283	-
Voya Multi-Manager International Equity Fund - Class I	1,872,839	262,122	(198,374)	(50,005)	1,886,582	$-	40,465	-
Voya Multi-Manager International Factors Fund - Class I	2,193,367	305,809	(236,245)	(53,318)	2,209,613	$-	44,861	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,269,987	174,748	(155,513)	(45,131)	1,244,091	$-	22,814	-
Voya Multi-Manager Mid Cap Value Fund - Class I	776,569	118,089	(76,308)	(24,640)	793,710	$-	9,786	-
Voya Small Company Portfolio - Class I	1,235,204	194,909	(124,227)	(34,781)	1,271,105	$-	13,523	-
Voya U.S. Stock Index Portfolio - Class I	2,521,545	1,299,963	(430,834)	(92,966)	3,297,708	$-	42,634	-
VY® Clarion Global Real Estate Portfolio - Class I	473,041	82,474	(53,552)	(20,462)	481,501	$-	(1,895)	-
VY® Clarion Real Estate Portfolio - Class I	463,620	2,529	(457,585)	(8,564)	-	$-	(9,893)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,313,518	261,857	(151,431)	(17,417)	1,406,527	$-	(2,166)	-
VY® Invesco Comstock Portfolio - Class I	952,545	131,061	(111,568)	(44,309)	927,729	$-	21,655	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,092,836	477,473	(330,958)	(3,151)	3,236,200	$-	13,762	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	930,569	131,061	(106,994)	3,884	958,520	$-	31,406	-
	$28,463,047	$6,160,975	$(3,908,959)	$(617,205)	$30,097,858	$41,559	$427,259	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $31,018,119.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,099,951
Gross Unrealized Depreciation	(181,982)

Net Unrealized Appreciation	$917,969

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
209,318	iShares MSCI EMU Index Fund	$9,073,935	1.0
187,678	iShares Russell 1000 Value Index Fund	22,513,853	2.5

	Total Exchange-Traded Funds
	(Cost $30,268,342)	31,587,788	3.5

MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 94.9%
2,075,025	Voya Emerging Markets Index Portfolio - Class I	27,245,084	3.0
4,797,466	Voya Floating Rate Fund - Class I	47,350,986	5.2
2,351,750	Voya High Yield Bond Fund - Class R6	18,555,309	2.0
941,544	Voya Index Plus LargeCap Portfolio - Class I	26,881,091	2.9
4,907,119	Voya Intermediate Bond Fund - Class R6	48,580,481	5.3
4,241,232	Voya International Index Portfolio - Class I	45,169,117	4.9
3,026,626	Voya Large Cap Growth Portfolio - Class I	63,831,548	7.0
2,058,781	Voya Large Cap Value Fund - Class R6	26,764,158	2.9
2,181,984	Voya MidCap Opportunities Portfolio - Class I	32,424,282	3.6
2,683,551	Voya Multi-Manager Emerging Markets Equity Fund - Class I	36,442,623	4.0
5,164,944	Voya Multi-Manager International Equity Fund - Class I	63,425,509	7.0
6,003,895	Voya Multi-Manager International Factors Fund - Class I	63,461,173	7.0
4,254,877	Voya Multi-Manager Large Cap Core Portfolio - Class I	70,503,311	7.7
2,719,332	Voya Multi-Manager Mid Cap Value Fund - Class I	31,788,988	3.5
1,679,670	Voya Small Company Portfolio - Class I	36,364,853	4.0
5,499,718	Voya U.S. Stock Index Portfolio - Class I	85,575,608	9.4
1,155,438	VY® Clarion Global Real Estate Portfolio - Class I	13,772,824	1.5
1,785,876	VY® Invesco Comstock Portfolio - Class I	35,378,213	3.9
2,336,903	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	64,872,427	7.1
281,726	VY® T. Rowe Price Growth Equity Portfolio - Class I	27,245,696	3.0
		865,633,281	94.9

	Unaffiliated Investment Companies: 1.5%
2,835,978	Credit Suisse Commodity Return Strategy Fund - Class I	14,151,528	1.5

	Total Mutual Funds
	(Cost $809,591,789)	879,784,809	96.4

	Total Investments in Securities (Cost $839,860,131)	$911,372,597	99.9
	Assets in Excess of Other Liabilities	693,806	0.1
	Net Assets	$912,066,403	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,587,788	$–	$–	$31,587,788
Mutual Funds	879,784,809	–	–	879,784,809
Total Investments, at fair value	$911,372,597	$–	$–	$911,372,597

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,963,942	$401,912	$(1,329,386)	$208,616	$27,245,084	$-	$463,842	$-
Voya Floating Rate Fund - Class I	46,020,909	3,272,768	(2,194,368)	251,677	47,350,986	460,606	(68,247)	-
Voya High Yield Bond Fund - Class R6	18,461,448	1,441,526	(855,235)	(492,430)	18,555,309	257,394	17,213	-
Voya Index Plus LargeCap Portfolio - Class I	28,175,352	401,912	(896,805)	(799,368)	26,881,091	-	291,315	-
Voya Intermediate Bond Fund - Class R6	47,862,192	4,166,497	(2,472,226)	(975,982)	48,580,481	382,198	(48,860)	-
Voya International Index Portfolio - Class I	46,338,518	889,853	(1,340,305)	(718,949)	45,169,117	-	360,874	-
Voya Large Cap Growth Portfolio - Class I	65,374,808	937,795	(3,007,621)	526,566	63,831,548	-	463,372	-
Voya Large Cap Value Fund - Class R6	27,805,710	1,086,839	(1,435,613)	(692,778)	26,764,158	-	33,547	-
Voya MidCap Opportunities Portfolio - Class I	32,697,693	468,897	(1,384,000)	641,692	32,424,282	-	45,122	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	37,219,584	535,883	(1,470,989)	158,145	36,442,623	-	455,744	-
Voya Multi-Manager International Factors Fund - Class I	65,117,493	1,157,795	(2,645,399)	(168,716)	63,461,173	-	(25,418)	-
Voya Multi-Manager International Equity Fund - Class I	64,868,082	1,362,795	(2,372,804)	(432,564)	63,425,509	-	179,127	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,325,404	2,520,927	(3,764,089)	(1,578,931)	70,503,311	-	381,404	-
Voya Multi-Manager Mid Cap Value Fund - Class I	32,279,828	1,044,282	(966,741)	(568,381)	31,788,988	-	(52,456)	-
Voya Small Company Portfolio - Class I	36,671,155	1,372,097	(1,013,297)	(665,102)	36,364,853	-	31,600	-
Voya U.S. Stock Index Portfolio - Class I	74,265,145	16,139,465	(3,141,310)	(1,687,692)	85,575,608	-	561,841	-
VY® Clarion Global Real Estate Portfolio - Class I	14,044,966	791,201	(390,139)	(673,204)	13,772,824	-	1,697	-
VY® Clarion Real Estate Portfolio - Class I	13,762,642	17,599	(12,531,262)	(1,248,979)	-	-	701,884	-
VY® Invesco Comstock Portfolio - Class I	37,717,518	535,883	(1,628,802)	(1,246,386)	35,378,213	-	379,895	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	64,278,276	2,180,599	(1,834,147)	247,699	64,872,427	-	(5,578)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	27,627,985	401,912	(1,643,439)	859,238	27,245,696	-	242,393	-
	$881,878,650	$41,128,437	$(48,317,977)	$(9,055,829)	$865,633,281	$1,100,198	$4,410,311	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $854,324,793.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$74,241,179
Gross Unrealized Depreciation	(17,193,375)

Net Unrealized Appreciation	$57,047,804

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.6%
5,450	iShares MSCI EMU Index Fund	$236,258	0.9
5,864	iShares Russell 1000 Value Index Fund	703,445	2.7

	Total Exchange-Traded Funds
	(Cost $900,279)	939,703	3.6

MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 94.9%
57,750	Voya Emerging Markets Index Portfolio - Class I	758,254	2.9
83,271	Voya Floating Rate Fund - Class I	821,882	3.2
68,183	Voya High Yield Bond Fund - Class R6	537,967	2.1
26,876	Voya Index Plus LargeCap Portfolio - Class I	767,324	3.0
61,751	Voya Intermediate Bond Fund - Class R6	611,331	2.3
121,816	Voya International Index Portfolio - Class I	1,297,345	5.0
105,296	Voya Large Cap Growth Portfolio - Class I	2,220,700	8.6
72,995	Voya Large Cap Value Fund - Class R6	948,938	3.6
71,100	Voya MidCap Opportunities Portfolio - Class I	1,056,553	4.1
87,516	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,188,473	4.6
167,433	Voya Multi-Manager International Equity Fund - Class I	2,056,074	7.9
170,873	Voya Multi-Manager International Factors Fund - Class I	1,806,122	7.0
132,105	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,188,979	8.4
88,699	Voya Multi-Manager Mid Cap Value Fund - Class I	1,036,889	4.0
59,893	Voya Small Company Portfolio - Class I	1,296,677	5.0
123,161	Voya U.S. Stock Index Portfolio - Class I	1,916,382	7.4
32,990	VY® Clarion Global Real Estate Portfolio - Class I	393,245	1.5
57,414	VY® Invesco Comstock Portfolio - Class I	1,137,379	4.4
64,239	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,783,268	6.9
8,097	VY® T. Rowe Price Growth Equity Portfolio - Class I	783,102	3.0
		24,606,884	94.9
	Unaffiliated Investment Companies: 1.4%
73,855	Credit Suisse Commodity Return Strategy Fund - Class I	368,538	1.4

	Total Mutual Funds
	(Cost $23,841,231)	24,975,422	96.3

	Total Investments in Securities (Cost $24,741,510)	$25,915,125	99.9
	Assets in Excess of Other Liabilities	30,332	0.1
	Net Assets	$25,945,457	100.0

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$939,703	$–	$–	$939,703
Mutual Funds	24,975,422	–	–	24,975,422
Total Investments, at fair value	$25,915,125	$–	$–	$25,915,125

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$716,631	$62,431	$(26,767)	$5,959	$758,254	$-	$9,843	$-
Voya Floating Rate Fund - Class I	709,033	136,878	(26,938)	2,909	821,882	7,470	(136)	-
Voya High Yield Bond Fund - Class R6	474,061	94,728	(17,457)	(13,365)	537,967	6,949	411	-
Voya Index Plus LargeCap Portfolio - Class I	723,119	93,647	(26,372)	(23,070)	767,324	-	7,613	-
Voya Intermediate Bond Fund - Class R6	531,804	111,086	(20,508)	(11,051)	611,331	4,474	(408)	-
Voya International Index Portfolio - Class I	722,786	657,647	(62,090)	(20,998)	1,297,345	-	12,557	-
Voya Large Cap Growth Portfolio - Class I	2,046,017	265,332	(95,590)	4,941	2,220,700	-	21,904	-
Voya Large Cap Value Fund - Class R6	848,290	202,901	(78,289)	(23,964)	948,938	-	1,128	-
Voya Multi-Manager International Factors Fund - Class I	1,671,763	218,509	(63,017)	(21,133)	1,806,122	-	13,015	-
Voya MidCap Opportunities Portfolio - Class I	959,098	124,862	(36,827)	9,420	1,056,553	-	9,866	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,078,082	171,685	(51,405)	(9,889)	1,188,473	-	24,930	-
Voya Multi-Manager International Equity Fund - Class I	1,903,492	249,724	(70,238)	(26,904)	2,056,074	-	14,925	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,061,552	312,155	(123,235)	(61,493)	2,188,979	(1)	20,155	-
Voya Multi-Manager Mid Cap Value Fund - Class I	947,181	145,592	(30,700)	(25,184)	1,036,889	-	5,034	-
Voya Small Company Portfolio - Class I	1,176,801	187,946	(41,195)	(26,875)	1,296,677	-	3,475	-
Voya U.S. Stock Index Portfolio - Class I	1,200,241	834,284	(71,120)	(47,023)	1,916,382	-	11,169	-
VY® Clarion Global Real Estate Portfolio - Class I	360,576	63,400	(13,874)	(16,857)	393,245	-	(473)	-
VY® Clarion Real Estate Portfolio - Class I	353,513	3,560	(350,449)	(6,624)	-	-	(7,438)	-
VY® Invesco Comstock Portfolio - Class I	1,089,042	140,470	(47,255)	(44,878)	1,137,379	-	16,002	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,591,703	247,533	(56,171)	203	1,783,268	-	4,131	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	709,249	93,646	(39,059)	19,266	783,102	-	6,723	-
	$21,874,034	$4,418,016	$(1,348,556)	$(336,610)	$24,606,884	$18,892	$174,426	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $24,801,482.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,248,945
Gross Unrealized Depreciation	(135,302)

Net Unrealized Appreciation	$1,113,643

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
156,124	iShares MSCI EMU Index Fund	$6,767,976	1.0
223,973	iShares Russell 1000 Value Index Fund	26,867,801	3.9

	Total Exchange-Traded Funds
	(Cost $30,791,019)	33,635,777	4.9

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 93.4%
1,558,444	Voya Emerging Markets Index Portfolio - Class I	20,462,365	3.0
1,261,666	Voya Floating Rate Fund - Class I	12,452,647	1.8
707,142	Voya Index Plus LargeCap Portfolio - Class I	20,188,895	3.0
3,011,522	Voya Intermediate Bond Fund - Class R6	29,814,073	4.4
3,831,805	Voya International Index Portfolio - Class I	40,808,720	6.0
3,393,956	Voya Large Cap Growth Portfolio - Class I	71,578,524	10.5
2,067,446	Voya Large Cap Value Fund - Class R6	26,876,801	3.9
2,332,398	Voya MidCap Opportunities Portfolio - Class I	34,659,440	5.1
2,490,292	Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,818,166	5.0
4,965,729	Voya Multi-Manager International Equity Fund - Class I	60,979,146	8.9
3,851,818	Voya Multi-Manager International Factors Fund - Class I	40,713,712	6.0
4,078,654	Voya Multi-Manager Large Cap Core Portfolio - Class I	67,583,295	9.9
2,917,658	Voya Multi-Manager Mid Cap Value Fund - Class I	34,107,421	5.0
1,576,853	Voya Small Company Portfolio - Class I	34,138,861	5.0
2,829,805	Voya U.S. Stock Index Portfolio - Class I	44,031,769	6.5
867,772	VY® Clarion Global Real Estate Portfolio - Class I	10,343,848	1.5
1,702,103	VY® Invesco Comstock Portfolio - Class I	33,718,653	4.9
212,773	VY® T. Rowe Price Growth Equity Portfolio - Class I	20,577,280	3.0
		636,853,616	93.4

	Unaffiliated Investment Companies: 1.6%
2,115,282	Credit Suisse Commodity Return Strategy Fund - Class I	10,555,258	1.6

	Total Mutual Funds
	(Cost $588,896,600)	647,408,874	95.0

	Total Investments in Securities (Cost $619,687,619)	$681,044,651	99.9
	Assets in Excess of Other Liabilities	522,275	0.1
	Net Assets	$681,566,926	100.0

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,635,777	$–	$–	$33,635,777
Mutual Funds	647,408,874	–	–	647,408,874
Total Investments, at fair value	$681,044,651	$–	$–	$681,044,651

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$20,777,032	$390,841	$(888,812)	$183,304	$20,462,365	$-	$311,557	$-
Voya Floating Rate Fund - Class I	11,967,575	975,755	(555,511)	64,828	12,452,647	120,283	(17,158)	-
Voya Index Plus LargeCap Portfolio - Class I	20,933,949	390,841	(566,169)	(569,726)	20,188,895	-	185,190	-
Voya Intermediate Bond Fund - Class R6	29,065,981	2,831,022	(1,487,593)	(595,337)	29,814,073	233,334	(28,019)	-
Voya International Index Portfolio - Class I	41,315,142	1,081,682	(1,014,826)	(573,278)	40,808,720	-	239,151	-
Voya Large Cap Growth Portfolio - Class I	72,865,831	1,367,944	(3,250,432)	595,181	71,578,524	-	499,043	-
Voya Large Cap Value Fund - Class R6	27,471,662	1,592,634	(1,480,930)	(706,565)	26,876,801	-	42,975	-
Voya MidCap Opportunities Portfolio - Class I	34,704,127	651,402	(1,166,993)	470,904	34,659,440	-	259,180	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	34,567,986	651,402	(1,573,714)	172,492	33,818,166	-	402,766	-
Voya Multi-Manager International Factors Fund - Class I	41,469,698	781,682	(1,479,200)	(58,468)	40,713,712	-	(73,431)	-
Voya Multi-Manager International Equity Fund - Class I	61,967,101	1,322,523	(1,868,042)	(442,436)	60,979,146	-	176,791	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	69,881,536	2,027,804	(2,698,231)	(1,627,814)	67,583,295	-	462,650	-
Voya Multi-Manager Mid Cap Value Fund - Class I	34,261,826	1,463,266	(1,161,912)	(455,759)	34,107,421	-	(209,473)	-
Voya Small Company Portfolio - Class I	34,056,436	1,630,741	(918,390)	(629,926)	34,138,861	-	34,050	-
Voya U.S. Stock Index Portfolio - Class I	34,475,635	12,128,360	(1,695,126)	(877,100)	44,031,769	-	178,253	-
VY® Clarion Global Real Estate Portfolio - Class I	10,435,378	693,029	(281,473)	(503,086)	10,343,848	-	4,259	-
VY® Clarion Real Estate Portfolio - Class I	10,225,929	6,438	(9,414,256)	(818,111)	-	-	412,338	-
VY® Invesco Comstock Portfolio - Class I	35,028,298	1,151,402	(1,274,139)	(1,186,908)	33,718,653	-	371,474	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	20,523,413	390,841	(890,060)	553,086	20,577,280	-	255,047	-
	$645,994,535	$31,529,609	$(33,665,809)	$(7,004,719)	$636,853,616	$353,617	$3,506,643	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $630,307,863.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$62,893,355
Gross Unrealized Depreciation	(12,156,567)

Net Unrealized Appreciation	$50,736,788

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
4,681	iShares MSCI EMU Index Fund	$202,922	1.0
6,573	iShares Russell 1000 Value Index Fund	788,497	3.8

	Total Exchange-Traded Funds
	(Cost $968,947)	991,419	4.8

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 93.6%
46,225	Voya Emerging Markets Index Portfolio - Class I	606,933	2.9
21,668	Voya Index Plus LargeCap Portfolio - Class I	618,621	3.0
88,443	Voya Intermediate Bond Fund - Class R6	875,582	4.2
127,773	Voya International Index Portfolio - Class I	1,360,778	6.5
99,339	Voya Large Cap Growth Portfolio - Class I	2,095,056	10.1
65,353	Voya Large Cap Value Fund - Class R6	849,591	4.1
78,094	Voya MidCap Opportunities Portfolio - Class I	1,160,479	5.6
85,061	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,155,130	5.5
168,750	Voya Multi-Manager International Equity Fund - Class I	2,072,251	9.9
108,271	Voya Multi-Manager International Factors Fund - Class I	1,144,422	5.5
125,430	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,078,373	10.0
98,331	Voya Multi-Manager Mid Cap Value Fund - Class I	1,149,484	5.5
48,286	Voya Small Company Portfolio - Class I	1,045,399	5.0
85,484	Voya U.S. Stock Index Portfolio - Class I	1,330,126	6.4
26,609	VY® Clarion Global Real Estate Portfolio - Class I	317,184	1.5
51,446	VY® Invesco Comstock Portfolio - Class I	1,019,151	4.9
6,525	VY® T. Rowe Price Growth Equity Portfolio - Class I	631,040	3.0
		19,509,600	93.6

	Unaffiliated Investment Companies: 1.5%
62,462	Credit Suisse Commodity Return Strategy Fund - Class I	311,684	1.5

	Total Mutual Funds
	(Cost $19,001,651)	19,821,284	95.1

	Total Investments in Securities (Cost $19,970,598)	$20,812,703	99.9
	Assets in Excess of Other Liabilities	28,590	0.1
	Net Assets	$20,841,293	100.0

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$991,419	$–	$–	$991,419
Mutual Funds	19,821,284	–	–	19,821,284
Total Investments, at fair value	$20,812,703	$–	$–	$20,812,703

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$522,773	$90,807	$(12,139)	$5,492	$606,933	$-	$4,035	$-
Voya Index Plus LargeCap Portfolio - Class I	526,443	133,629	(20,609)	(20,842)	618,621	-	6,610	-
Voya Intermediate Bond Fund - Class R6	688,393	235,093	(33,294)	(14,610)	875,582	6,227	(948)	-
Voya International Index Portfolio - Class I	795,233	704,313	(104,632)	(34,136)	1,360,778	-	22,239	-
Voya Large Cap Growth Portfolio - Class I	1,752,542	445,430	(95,310)	(7,606)	2,095,056	-	24,863	-
Voya Large Cap Value Fund - Class R6	719,055	356,344	(204,156)	(21,652)	849,591	-	(764)	-
Voya MidCap Opportunities Portfolio - Class I	960,355	244,987	(55,447)	10,584	1,160,479	-	6,937	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	962,309	289,530	(74,952)	(21,757)	1,155,130	-	32,390	-
Voya Multi-Manager International Factors Fund - Class I	956,636	244,987	(39,139)	(18,062)	1,144,422	-	9,342	-
Voya Multi-Manager International Equity Fund - Class I	1,732,844	445,430	(68,897)	(37,126)	2,072,251	-	17,677	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,769,516	512,245	(129,469)	(73,919)	2,078,373	-	27,964	-
Voya Multi-Manager Mid Cap Value Fund - Class I	948,448	269,934	(37,978)	(30,920)	1,149,484	-	6,498	-
Voya Small Company Portfolio - Class I	857,232	249,318	(34,558)	(26,593)	1,045,399	-	5,875	-
Voya U.S. Stock Index Portfolio - Class I	702,479	733,919	(68,711)	(37,561)	1,330,126	-	8,155	-
VY® Clarion Global Real Estate Portfolio - Class I	262,548	80,167	(12,323)	(13,208)	317,184	-	(193)	-
VY® Clarion Real Estate Portfolio - Class I	257,431	6,071	(259,251)	(4,251)	-	-	(6,101)	-
VY® Invesco Comstock Portfolio - Class I	880,949	222,715	(40,340)	(44,173)	1,019,151	-	14,947	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	516,444	133,629	(31,569)	12,536	631,040	-	4,956	-
	$15,811,630	$5,398,548	$(1,322,774)	$(377,804)	$19,509,600	$6,227	$184,482	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $20,019,958.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$899,822
Gross Unrealized Depreciation	(107,077)

Net Unrealized Appreciation	$792,745

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
41,878	iShares MSCI EMU Index Fund	$1,815,411	1.0
60,078	iShares Russell 1000 Value Index Fund	7,206,957	3.8

	Total Exchange-Traded Funds
	(Cost $8,366,985)	9,022,368	4.8

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 93.6%
431,583	Voya Emerging Markets Index Portfolio - Class I	5,666,687	3.0
195,850	Voya Index Plus LargeCap Portfolio - Class I	5,591,522	3.0
786,535	Voya Intermediate Bond Fund - Class R6	7,786,692	4.1
1,150,114	Voya International Index Portfolio - Class I	12,248,719	6.5
894,724	Voya Large Cap Growth Portfolio - Class I	18,869,736	10.0
584,744	Voya Large Cap Value Fund - Class R6	7,601,669	4.0
710,422	Voya MidCap Opportunities Portfolio - Class I	10,556,874	5.6
760,068	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,321,718	5.5
1,536,183	Voya Multi-Manager International Equity Fund - Class I	18,864,333	10.0
978,101	Voya Multi-Manager International Factors Fund - Class I	10,338,530	5.5
1,130,992	Voya Multi-Manager Large Cap Core Portfolio - Class I	18,740,533	9.9
888,787	Voya Multi-Manager Mid Cap Value Fund - Class I	10,389,916	5.5
436,593	Voya Small Company Portfolio - Class I	9,452,233	5.0
786,458	Voya U.S. Stock Index Portfolio - Class I	12,237,288	6.5
240,356	VY® Clarion Global Real Estate Portfolio - Class I	2,865,046	1.5
473,173	VY® Invesco Comstock Portfolio - Class I	9,373,548	5.0
59,067	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,712,395	3.0
		176,617,439	93.6

	Unaffiliated Investment Companies: 1.5%
567,456	Credit Suisse Commodity Return Strategy Fund - Class I	2,831,603	1.5

	Total Mutual Funds
	(Cost $162,884,176)	179,449,042	95.1

	Total Investments in Securities (Cost $171,251,161)	$188,471,410	99.9
	Assets in Excess of Other Liabilities	144,755	0.1
	Net Assets	$188,616,165	100.0

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,022,368	$–	$–	$9,022,368
Mutual Funds	179,449,042	–	–	179,449,042
Total Investments, at fair value	$188,471,410	$–	$–	$188,471,410

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,475,181	$341,176	$(201,525)	$51,855	$5,666,687	$-	$70,105	$-
Voya Index Plus LargeCap Portfolio - Class I	5,514,741	341,176	(114,331)	(150,064)	5,591,522	-	36,726	-
Voya Intermediate Bond Fund - Class R6	7,207,720	1,033,707	(303,311)	(151,424)	7,786,692	59,328	(4,545)	-
Voya International Index Portfolio - Class I	11,793,184	829,214	(208,762)	(164,917)	12,248,719	-	50,743	-
Voya Large Cap Growth Portfolio - Class I	18,358,198	1,137,253	(756,710)	130,995	18,869,736	-	121,116	-
Voya Large Cap Value Fund - Class R6	7,307,918	909,802	(371,570)	(244,481)	7,601,669	-	53,140	-
Voya MidCap Opportunities Portfolio - Class I	10,057,476	625,489	(284,854)	158,763	10,556,874	-	43,554	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,020,297	625,489	(374,411)	50,343	10,321,718	-	100,222	-
Voya Multi-Manager International Equity Fund - Class I	18,212,399	1,277,253	(430,006)	(195,313)	18,864,333	-	91,791	-
Voya Multi-Manager International Factors Fund - Class I	10,016,175	625,489	(217,503)	(85,631)	10,338,530	-	38,956	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	18,457,614	1,357,253	(659,527)	(414,807)	18,740,533	-	69,478	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,930,042	880,197	(215,191)	(205,132)	10,389,916	-	(3,762)	-
Voya Small Company Portfolio - Class I	8,973,535	843,691	(205,552)	(159,441)	9,452,233	-	(13,345)	-
Voya U.S. Stock Index Portfolio - Class I	9,126,805	3,809,998	(405,581)	(293,934)	12,237,288	-	82,176	-
VY® Clarion Global Real Estate Portfolio - Class I	2,749,338	307,019	(57,027)	(134,284)	2,865,046	-	635	-
VY® Clarion Real Estate Portfolio - Class I	2,694,436	4,931	(2,583,505)	(115,862)	-	-	9,067	-
VY® Invesco Comstock Portfolio - Class I	9,228,238	738,626	(288,272)	(305,044)	9,373,548	-	68,083	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,407,241	341,176	(182,635)	146,613	5,712,395	-	56,643	-
	$170,530,538	$16,028,940	$(7,860,274)	$(2,081,765)	$176,617,439	$59,328	$870,783	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $175,808,339.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,546,677
Gross Unrealized Depreciation	(4,883,606)

Net Unrealized Appreciation	$12,663,071

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
2,023	iShares MSCI EMU Index Fund	$87,697	0.9
3,105	iShares Russell 1000 Value Index Fund	372,476	3.8

	Total Exchange-Traded Funds
	(Cost $451,391)	460,173	4.7

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 93.8%
21,891	Voya Emerging Markets Index Portfolio - Class I	287,427	2.9
10,292	Voya Index Plus LargeCap Portfolio - Class I	293,840	3.0
41,984	Voya Intermediate Bond Fund - Class R6	415,641	4.2
60,857	Voya International Index Portfolio - Class I	648,125	6.6
47,427	Voya Large Cap Growth Portfolio - Class I	1,000,234	10.1
31,188	Voya Large Cap Value Fund - Class R6	405,448	4.1
37,423	Voya MidCap Opportunities Portfolio - Class I	556,109	5.6
41,036	Voya Multi-Manager Emerging Markets Equity Fund - Class I	557,269	5.6
80,128	Voya Multi-Manager International Equity Fund - Class I	983,973	10.0
51,411	Voya Multi-Manager International Factors Fund - Class I	543,414	5.5
59,658	Voya Multi-Manager Large Cap Core Portfolio - Class I	988,529	10.0
46,693	Voya Multi-Manager Mid Cap Value Fund - Class I	545,837	5.5
22,927	Voya Small Company Portfolio - Class I	496,366	5.0
40,341	Voya U.S. Stock Index Portfolio - Class I	627,702	6.3
12,632	VY® Clarion Global Real Estate Portfolio - Class I	150,574	1.5
24,434	VY® Invesco Comstock Portfolio - Class I	484,043	4.9
3,100	VY® T. Rowe Price Growth Equity Portfolio - Class I	299,770	3.0
		9,284,301	93.8

	Unaffiliated Investment Companies: 1.4%
27,422	Credit Suisse Commodity Return Strategy Fund - Class I	136,836	1.4

	Total Mutual Funds
	(Cost $9,088,764)	9,421,137	95.2

	Total Investments in Securities (Cost $9,540,155)	$9,881,310	99.9
	Assets in Excess of Other Liabilities	13,508	0.1
	Net Assets	$9,894,818	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$460,173	$–	$–	$460,173
Mutual Funds	9,421,137	–	–	9,421,137
Total Investments, at fair value	$9,881,310	$–	$–	$9,881,310

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$250,250	$41,163	$(6,682)	$2,696	$287,427	$-	$2,300	$-
Voya Index Plus LargeCap Portfolio - Class I	252,872	61,744	(11,486)	(9,290)	293,840	-	3,209	-
Voya Intermediate Bond Fund - Class R6	330,694	109,784	(17,300)	(7,537)	415,641	2,986	20	-
Voya International Index Portfolio - Class I	385,797	329,856	(53,171)	(14,357)	648,125	-	10,237	-
Voya Large Cap Growth Portfolio - Class I	841,927	205,813	(49,423)	1,916	1,000,233	-	8,863	-
Voya Large Cap Value Fund - Class R6	350,302	164,650	(100,782)	(8,722)	405,448	-	(560)	-
Voya MidCap Opportunities Portfolio - Class I	461,369	113,197	(22,840)	4,383	556,109	-	5,138	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	463,578	133,778	(32,310)	(7,777)	557,269	-	13,899	-
Voya Multi-Manager International Equity Fund - Class I	832,548	205,813	(38,575)	(15,813)	983,973	-	8,648	-
Voya Multi-Manager International Factors Fund - Class I	459,616	113,197	(22,185)	(7,214)	543,414	-	4,162	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	851,812	236,684	(70,413)	(29,554)	988,529	-	10,546	-
Voya Multi-Manager Mid Cap Value Fund - Class I	455,611	124,820	(21,015)	(13,579)	545,837	-	2,799	-
Voya Small Company Portfolio - Class I	411,844	115,291	(20,412)	(10,357)	496,366	-	1,237	-
Voya U.S. Stock Index Portfolio - Class I	338,728	332,823	(27,094)	(16,755)	627,702	-	4,097	-
VY® Clarion Global Real Estate Portfolio - Class I	126,120	37,343	(6,759)	(6,130)	150,574	-	(265)	-
VY® Clarion Real Estate Portfolio - Class I	123,669	6,703	(127,882)	(2,490)	-	-	(2,617)	-
VY® Invesco Comstock Portfolio - Class I	423,059	102,906	(22,441)	(19,480)	484,044	-	6,726	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	248,149	61,744	(16,644)	6,521	299,770	-	2,670	-
	$7,607,945	$2,497,309	$(667,414)	$(153,539)	$9,284,301	$2,986	$81,109	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,552,494.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$368,687
Gross Unrealized Depreciation	(39,871)

Net Unrealized Appreciation	$328,816

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 5.5%
24,336		Advance Auto Parts, Inc.	$2,885,033	0.8
45,151		Camping World Holdings, Inc.	1,456,120	0.4
16,987		Carnival Corp.	1,114,007	0.3
7,636		Delphi Automotive PLC	648,831	0.2
248,428		Entravision Communications Corp.	1,167,611	0.3
19,185		Genuine Parts Co.	1,723,580	0.5
19,338	(1)	Helen of Troy Ltd.	1,682,406	0.5
64,593	(2)	Honda Motor Co., Ltd. ADR	2,243,315	0.6
13,238	(1)	Malibu Boats, Inc.	439,634	0.1
26,875	(1)	MarineMax, Inc.	522,719	0.2
8,884	(1)	MCBC Holdings, Inc.	223,877	0.1
19,069		Penske Auto Group, Inc.	845,329	0.2
58,355		Pulte Group, Inc.	1,720,889	0.5
14,771	(1)	Red Robin Gourmet Burgers, Inc.	856,718	0.2
30,971		Target Corp.	2,150,316	0.6
18,419		Townsquare Media, Inc.	146,063	0.0
			19,826,448	5.5

		Consumer Staples: 9.3%
132,101		Conagra Brands, Inc.	4,871,885	1.4
5,980		Dr Pepper Snapple Group, Inc.	707,912	0.2
27,154	(1),(2)	Edgewell Personal Care Co.	1,325,658	0.4
14,969		Energizer Holdings, Inc.	891,853	0.2
75,131		General Mills, Inc.	3,385,403	0.9
22,107	(1)	Hain Celestial Group, Inc.	708,972	0.2
18,934		JM Smucker Co.	2,348,005	0.7
10,964		John B Sanfilippo & Son, Inc.	634,487	0.2
57,957		Kellogg Co.	3,767,785	1.0
21,503		Molson Coors Brewing Co.	1,619,821	0.5
87,659		Mondelez International, Inc.	3,658,010	1.0
235,064		Orkla ASA	2,533,283	0.7
62,593		Sysco Corp.	3,753,076	1.0
43,766	(1)	TreeHouse Foods, Inc.	1,674,925	0.5
41,690	(1)	US Foods Holding Corp.	1,366,181	0.4
			33,247,256	9.3

		Energy: 9.2%
36,699		Anadarko Petroleum Corp.	2,216,987	0.6
70,731	(1)	Ardmore Shipping Corp.	537,556	0.2
113,199		Baker Hughes a GE Co.	3,143,536	0.9
8,599	(1)	Cactus, Inc.	231,571	0.1
22,199		Cimarex Energy Co.	2,075,606	0.6
89,990		Devon Energy Corp.	2,860,782	0.8
15,732	(1),(2)	Dril-Quip, Inc.	704,794	0.2
72,340		EQT Corp.	3,436,873	1.0
39,478	(1),(2)	Extraction Oil & Gas, Inc.	452,418	0.1
7,078	(1)	FTS International, Inc.	130,164	0.0
20,312		Halliburton Co.	953,445	0.3
16,799	(1)	Helix Energy Solutions Group, Inc.	97,266	0.0
7,302		Helmerich & Payne, Inc.	486,021	0.1
114,812		Imperial Oil Ltd.	3,040,622	0.8
7,608	(1)	Keane Group, Inc.	112,598	0.0
5,767	(1),(2)	Liberty Oilfield Services, Inc.	97,405	0.0
24,196		Marathon Petroleum Corp.	1,768,970	0.5
87,159		National Oilwell Varco, Inc.	3,208,323	0.9
103,799		Noble Energy, Inc.	3,145,110	0.9
36,662		Occidental Petroleum Corp.	2,381,564	0.7
29,764	(2)	Scorpio Tankers, Inc.	58,337	0.0
44,647	(2),(3)	Spectra Energy Partners L.P.	1,501,925	0.4
13,690	(1),(2)	WildHorse Resource Development Corp.	261,342	0.1
			32,903,215	9.2

		Financials: 25.3%
39,082		Aflac, Inc.	1,710,228	0.5
19,744		Ameriprise Financial, Inc.	2,920,927	0.8
27,932		Amerisafe, Inc.	1,543,243	0.4
82,083	(2),(3)	Ares Management L.P.	1,756,576	0.5
26,806		Arthur J. Gallagher & Co.	1,842,376	0.5
22,517		Aspen Insurance Holdings Ltd.	1,009,887	0.3
31,998		Bank of Hawaii Corp.	2,659,034	0.7
54,408		Bank of the Ozarks, Inc.	2,626,274	0.7
68,076		BankUnited, Inc.	2,721,679	0.8
88,882		BB&T Corp.	4,625,419	1.3
74,340		Boston Private Financial Holdings, Inc.	1,118,817	0.3
49,956		Brown & Brown, Inc.	1,270,881	0.4
157,515		Capitol Federal Financial, Inc.	1,945,310	0.5
24,174		Chubb Ltd.	3,306,278	0.9
7,802		Comerica, Inc.	748,446	0.2
44,777		Commerce Bancshares, Inc.	2,682,590	0.8
185,649	(2),(3)	Compass Diversified Holdings	3,044,644	0.9
47,811	(1)	Donnelley Financial Solutions, Inc.	820,915	0.2
32,002	(1)	FCB Financial Holdings, Inc.	1,635,302	0.5
65,835		First Hawaiian, Inc.	1,832,188	0.5
164,482		FNB Corp.	2,212,283	0.6
26,517	(2)	Granite Point Mortgage Trust, Inc.	438,591	0.1
9,055		Hanover Insurance Group, Inc.	1,067,494	0.3
83,620		Home Bancshares, Inc./Conway AR	1,907,372	0.5
149,505		Invesco Ltd.	4,785,655	1.3
42,843		James River Group Holdings Ltd.	1,519,641	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,482		Kinsale Capital Group, Inc.	$692,031	0.2
44,619		LegacyTexas Financial Group, Inc.	1,910,586	0.5
18,809		M&T Bank Corp.	3,467,627	1.0
57,842		Northern Trust Corp.	5,965,246	1.7
8,131		PNC Financial Services Group, Inc.	1,229,732	0.4
17,253		Popular, Inc.	718,070	0.2
18,872		ProAssurance Corp.	916,236	0.3
12,583		Reinsurance Group of America, Inc.	1,937,782	0.5
12,281		RenaissanceRe Holdings Ltd.	1,701,041	0.5
18,345		RLI Corp.	1,162,890	0.3
8,964		Southside Bancshares, Inc.	311,409	0.1
37,104		SunTrust Banks, Inc.	2,524,556	0.7
9,033		T. Rowe Price Group, Inc.	975,293	0.3
8,985	(1)	Texas Capital Bancshares, Inc.	807,752	0.2
9,963		Torchmark Corp.	838,586	0.2
5,350		Travelers Cos., Inc.	742,901	0.2
35,781		Two Harbors Investment Corp.	549,954	0.2
45,197		UMB Financial Corp.	3,271,811	0.9
9,041		Unum Group	430,442	0.1
20,951		Validus Holdings Ltd.	1,413,145	0.4
229,924		Valley National Bancorp	2,864,853	0.8
43,646	(2)	Westamerica Bancorp.	2,534,960	0.7
			90,718,953	25.3

		Health Care: 7.2%
44,479		Cardinal Health, Inc.	2,787,944	0.8
23,529	(1)	Express Scripts Holding Co.	1,625,383	0.5
18,645		HCA Healthcare, Inc.	1,808,565	0.5
24,933	(1)	Henry Schein, Inc.	1,675,747	0.5
62,441	(1)	LifePoint Health, Inc.	2,934,727	0.8
14,836		McKesson Corp.	2,089,947	0.6
10,652	(1)	Providence Service Corp.	736,479	0.2
23,292		Quest Diagnostics, Inc.	2,336,188	0.6
30,071	(1),(4)	Siemens Healthineers AG	1,235,830	0.3
24,720		STERIS PLC	2,307,859	0.6
58,441		Zimmer Biomet Holdings, Inc.	6,372,407	1.8
			25,911,076	7.2

		Industrials: 15.2%
62,229		Actuant Corp.	1,446,824	0.4
20,751	(2)	Apogee Enterprises, Inc.	899,556	0.3
25,089		AZZ, Inc.	1,096,389	0.3
65,200		Ceco Environmental Corp.	290,140	0.1
48,650	(1)	CSW Industrials, Inc.	2,191,683	0.6
9,317		Cummins, Inc.	1,510,193	0.4
12,421		Deluxe Corp.	919,278	0.3
14,919	(1)	DXP Enterprises, Inc.	581,095	0.2
10,245	(1),(2)	Dycom Industries, Inc.	1,102,669	0.3
29,134		Eaton Corp. PLC	2,328,098	0.6
44,736		Emerson Electric Co.	3,055,469	0.9
24,416		EnPro Industries, Inc.	1,889,310	0.5
13,583	(1)	Esterline Technologies Corp.	993,596	0.3
73,515	(1)	Foundation Building Materials, Inc.	1,096,109	0.3
27,440	(1)	Gibraltar Industries, Inc.	928,844	0.3
43,770		Global Brass & Copper Holdings, Inc.	1,464,107	0.4
4,679	(1)	GMS, Inc.	142,990	0.0
24,974		Graham Corp.	534,943	0.1
132,229		Heartland Express, Inc.	2,378,800	0.7
31,752		Hubbell, Inc.	3,866,759	1.1
23,613	(1)	Huron Consulting Group, Inc.	899,655	0.3
93,640		IMI PLC	1,420,434	0.4
22,806		Ingersoll-Rand PLC - Class A	1,950,141	0.5
145,195	(1)	Innerworkings, Inc.	1,314,015	0.4
167,457		Johnson Controls International plc	5,901,185	1.6
11,894		LSC Communications, Inc.	207,550	0.1
36,475		MSC Industrial Direct Co.	3,345,122	0.9
4,002		Multi-Color Corp.	264,332	0.1
8,931		Norfolk Southern Corp.	1,212,651	0.3
18,909		Paccar, Inc.	1,251,209	0.3
3,174		Parker Hannifin Corp.	542,849	0.2
24,258		Republic Services, Inc.	1,606,607	0.4
4,136	(1)	Rexnord Corp.	122,756	0.0
40,097		Southwest Airlines Co.	2,296,756	0.6
47,058		Textron, Inc.	2,775,010	0.8
9,294	(1)	Thermon Group Holdings, Inc.	208,279	0.1
2,773		Valmont Industries, Inc.	405,690	0.1
			54,441,093	15.2

		Information Technology: 8.8%
37,628		Applied Materials, Inc.	2,092,493	0.6
40,912		Avnet, Inc.	1,708,485	0.5
30,937		Belden, Inc.	2,132,797	0.6
61,046	(1)	Cray, Inc.	1,263,652	0.3
43,813		CSRA, Inc.	1,806,410	0.5
34,595		Cypress Semiconductor Corp.	586,731	0.2
104,192		EVERTEC, Inc.	1,703,539	0.5
57,810		HP, Inc.	1,267,195	0.4
62,144	(1)	Keysight Technologies, Inc.	3,255,724	0.9
36,072	(1)	Kulicke & Soffa Industries, Inc.	902,161	0.2
50,658		Maxim Integrated Products	3,050,625	0.8
17,715		Microchip Technology, Inc.	1,618,443	0.4
15,901	(1)	OSI Systems, Inc.	1,037,858	0.3
64,369	(1),(2)	Presidio, Inc.	1,006,731	0.3
20,739		TE Connectivity Ltd.	2,071,826	0.6
7,911	(1)	Tech Data Corp.	673,464	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
45,497	(1) Teradata Corp.	$1,804,866	0.5
57,056	Teradyne, Inc.	2,608,030	0.7
63,756	(1) VeriFone Holdings, Inc.	980,567	0.3
		31,571,597	8.8

	Materials: 7.2%
80,359	Bemis Co., Inc.	3,497,224	1.0
412,810	Graphic Packaging Holding Co.	6,336,633	1.8
45,411	Innophos Holdings, Inc.	1,825,976	0.5
14,942	Innospec, Inc.	1,025,021	0.3
31,436	Minerals Technologies, Inc.	2,104,640	0.6
17,307	PolyOne Corp.	735,894	0.2
105,682	Silgan Holdings, Inc.	2,943,244	0.8
54,743	Sonoco Products Co.	2,655,036	0.7
69,371	WestRock Co.	4,451,537	1.3
		25,575,205	7.2

	Real Estate: 5.1%
12,485	American Tower Corp.	1,814,570	0.5
13,314	Armada Hoffler Properties, Inc.	182,269	0.1
37,426	CareTrust REIT, Inc.	501,508	0.1
24,219	Community Healthcare Trust, Inc.	623,397	0.2
46,239	Empire State Realty Trust, Inc.	776,353	0.2
5,960	EPR Properties	330,184	0.1
100,820	Kite Realty Group Trust	1,535,488	0.4
41,080	Lexington Realty Trust	323,299	0.1
82,177	MedEquities Realty Trust, Inc.	863,680	0.2
54,078	Medical Properties Trust, Inc.	703,014	0.2
63,853	MGM Growth Properties LLC	1,694,659	0.5
96,808	Piedmont Office Realty Trust, Inc.	1,702,853	0.5
16,213	RLJ Lodging Trust	315,181	0.1
40,528	Sabra Healthcare REIT, Inc.	715,319	0.2
23,575	Summit Hotel Properties, Inc.	320,856	0.1
11,980	Urstadt Biddle Properties, Inc.	231,214	0.1
16,376	Weingarten Realty Investors	459,838	0.1
145,134	Weyerhaeuser Co.	5,079,690	1.4
		18,173,372	5.1

	Utilities: 4.2%
15,913	Ameren Corp.	901,153	0.2
15,155	Atmos Energy Corp.	1,276,657	0.4
35,339	Edison International	2,249,681	0.6
20,013	Eversource Energy	1,179,166	0.3
45,136	NorthWestern Corp.	2,428,317	0.7
22,792	Pinnacle West Capital Corp.	1,818,802	0.5
24,765	Spire, Inc.	1,790,509	0.5
77,559	Xcel Energy, Inc.	3,527,383	1.0
		15,171,668	4.2

	Total Common Stock
	(Cost $324,036,293)	347,539,883	97.0

EXCHANGE-TRADED FUNDS: 0.8%
35,555	iShares Russell Midcap Value Index Fund	3,073,019	0.8

	Total Exchange-Traded Funds
	(Cost $3,215,120)	3,073,019	0.8

PREFERRED STOCK: 0.2%
	Industrials: 0.2%
9,013	(1) Rexnord Corp.	579,355	0.2

	Total Preferred Stock
	(Cost $461,253)	579,355	0.2

	Total Long-Term Investments
	(Cost $327,712,666)	351,192,257	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateral(5): 2.5%
440,421	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $440,506, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $449,251, due 04/19/18-09/09/49)	440,421	0.1
2,094,192	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,094,605, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,136,076, due 03/31/18-02/20/68)	2,094,192	0.6

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
2,094,192	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $2,094,584, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,136,076, due 06/30/19-09/09/49)	$2,094,192	0.6
2,094,192	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,094,610, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,136,076, due 04/02/18-02/20/68)	2,094,192	0.6
2,094,200	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,094,682, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,143,576, due 04/15/19-02/15/47)	2,094,200	0.6
		8,817,197	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
6,135,329	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $6,135,329)	6,135,329	1.7

	Total Short-Term Investments
	(Cost $14,952,526)	14,952,526	4.2

	Total Investments in Securities (Cost $342,665,192)	$366,144,783	102.2
	Liabilities in Excess of Other Assets	(7,811,549)	(2.2)
	Net Assets	$358,333,234	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,826,448	$–	$–	$19,826,448
Consumer Staples	30,713,973	2,533,283	–	33,247,256
Energy	32,903,215	–	–	32,903,215
Financials	90,718,953	–	–	90,718,953
Health Care	25,911,076	–	–	25,911,076
Industrials	53,020,659	1,420,434	–	54,441,093
Information Technology	31,571,597	–	–	31,571,597
Materials	25,575,205	–	–	25,575,205
Real Estate	18,173,372	–	–	18,173,372
Utilities	15,171,668	–	–	15,171,668
Total Common Stock	343,586,166	3,953,717	–	347,539,883
Exchange-Traded Funds	3,073,019	–	–	3,073,019
Preferred Stock	579,355	–	–	579,355
Short-Term Investments	6,135,329	8,817,197	–	14,952,526
Total Investments, at fair value	$353,373,869	$12,770,914	$–	$366,144,783
Other Financial Instruments+
Forward Foreign Currency Contracts	–	34,791	–	34,791
Total Assets	$353,373,869	$12,805,705	$–	$366,179,574
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(20,094)	$–	$(20,094)
Total Liabilities	$–	$(20,094)	$–	$(20,094)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 8,607,214	USD 82,467	Credit Suisse AG	06/29/18	$(1,097)
USD 1,374,449	JPY 145,123,960	Credit Suisse AG	06/29/18	2,485
USD 46,213	NOK 363,561	JPMorgan Chase Bank N.A.	04/04/18	(168)
USD 2,286,759	NOK 17,661,094	JPMorgan Chase Bank N.A.	06/29/18	27,292
NOK 589,210	USD 76,959	JPMorgan Chase Bank N.A.	06/29/18	(1,579)
CAD 94,663	USD 73,896	Morgan Stanley	06/29/18	(297)
GBP 31,270	USD 44,402	Morgan Stanley	06/29/18	(364)
USD 64,398	CAD 82,952	Morgan Stanley	06/29/18	(96)
USD 1,227,964	GBP 868,538	Morgan Stanley	06/29/18	4,817
USD 2,617,304	CAD 3,385,404	Morgan Stanley	06/29/18	(14,798)
USD 37,738	EUR 30,308	UBS AG	06/29/18	197
USD 972,158	EUR 786,217	UBS AG	06/29/18	(1,695)
				$14,697

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$34,791
Total Asset Derivatives		$34,791

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$20,094
Total Liability Derivatives		$20,094

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $346,200,555.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,309,828
Gross Unrealized Depreciation	(19,350,705)

Net Unrealized Appreciation	$19,959,123

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 33.4%
230,000	(1)	Bright Horizons Family Solutions, Inc.	$22,935,600	3.2
34,000		Camping World Holdings, Inc.	1,096,500	0.1
544,900		Choice Hotels International, Inc.	43,673,735	6.0
67,000		Dick's Sporting Goods, Inc.	2,348,350	0.3
640,000		Manchester United PLC - Class A	12,288,000	1.7
188,200		Marriott Vacations Worldwide Corp.	25,068,240	3.4
43,123	(1)	Ollie's Bargain Outlet Holdings, Inc.	2,600,317	0.4
472,571	(1)	Penn National Gaming, Inc.	12,409,714	1.7
551,000	(1)	Pinnacle Entertainment, Inc.	16,612,650	2.3
213,000		Red Rock Resorts, Inc.	6,236,640	0.9
131,000	(1)	Under Armour, Inc. - Class A	2,141,850	0.3
429,200		Vail Resorts, Inc.	95,153,640	13.1
			242,565,236	33.4

		Consumer Staples: 1.2%
103,000		Church & Dwight Co., Inc.	5,187,080	0.7
116,900	(1)	Performance Food Group Co.	3,489,465	0.5
			8,676,545	1.2

		Financials: 20.3%
187,000	(1)	Arch Capital Group Ltd.	16,005,330	2.2
270,000	(2)	Carlyle Group L.P.	5,764,500	0.8
317,200		Cohen & Steers, Inc.	12,897,352	1.8
65,500	(1)	Essent Group Ltd.	2,787,680	0.4
82,000		Factset Research Systems, Inc.	16,352,440	2.2
278,000		Financial Engines, Inc.	9,730,000	1.3
39,065		Houlihan Lokey, Inc.	1,742,299	0.2
123,241		Kinsale Capital Group, Inc.	6,325,961	0.9
9,289	(1)	LendingTree, Inc.	3,048,185	0.4
80,000		Moelis & Co.	4,068,000	0.6
141,100		Morningstar, Inc.	13,477,872	1.9
181,000		MSCI, Inc. - Class A	27,054,070	3.7
150,900	(2)	Oaktree Capital Group LLC	5,975,640	0.8
231,000		Primerica, Inc.	22,314,600	3.1
			147,543,929	20.3

		Health Care: 9.0%
94,500		Bio-Techne Corp.	14,273,280	1.9
65,000	(1)	Denali Therapeutics, Inc.	1,279,850	0.2
147,000	(1)	IDEXX Laboratories, Inc.	28,134,330	3.9
17,967	(1)	Mettler Toledo International, Inc.	10,331,564	1.4
62,677	(1)	Neogen Corp.	4,198,732	0.6
83,000		West Pharmaceutical Services, Inc.	7,328,070	1.0
			65,545,826	9.0

		Industrials: 7.7%
64,300		Air Lease Corp.	2,740,466	0.4
117,700	(1)	CoStar Group, Inc.	42,687,436	5.9
35,500	(1)	Middleby Corp.	4,394,545	0.6
54,400	(1)	Trex Co., Inc.	5,917,088	0.8
			55,739,535	7.7

		Information Technology: 18.8%
89,734	(1)	2U, Inc.	7,540,348	1.0
91,000	(1)	Altair Engineering, Inc.	2,853,760	0.4
176,700	(1)	ANSYS, Inc.	27,687,123	3.8
283,700	(1)	Benefitfocus, Inc.	6,922,280	1.0
6,858	(1)	Ellie Mae, Inc.	630,525	0.1
265,600	(1)	Gartner, Inc.	31,239,872	4.3
164,000	(1)	Guidewire Software, Inc.	13,256,120	1.8
15,000		Littelfuse, Inc.	3,122,700	0.4
199,200		Maximus, Inc.	13,294,608	1.8
482,000		SS&C Technologies Holdings, Inc.	25,854,480	3.6
52,500	(1)	Wix.com Ltd.	4,176,375	0.6
			136,578,191	18.8

		Real Estate: 8.0%
11,800		Alexander's, Inc.	4,498,514	0.6
82,000		Alexandria Real Estate Equities, Inc.	10,240,980	1.4
68,838		American Assets Trust, Inc.	2,299,878	0.3
470,000		Douglas Emmett, Inc.	17,277,200	2.4
699,650		Gaming and Leisure Properties, Inc.	23,417,285	3.3
			57,733,857	8.0

		Telecommunication Services: 1.4%
910,711	(1)	Iridium Communications, Inc.	10,245,499	1.4

	Total Common Stock
	(Cost $250,751,427)		724,628,618	99.8

	Assets in Excess of Other Liabilities		1,544,788	0.2
	Net Assets		$726,173,406	100.0

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$724,628,618	$–	$–	$724,628,618
Total Investments, at fair value	$724,628,618	$–	$–	$724,628,618

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $256,199,111.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$474,236,745
Gross Unrealized Depreciation	(5,807,238)

Net Unrealized Appreciation	$468,429,507

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 12.2%
5,555	(1)	Amazon.com, Inc.	$8,039,974	2.6
2,662	(1)	Autozone, Inc.	1,726,813	0.6
202,874		Comcast Corp. – Class A	6,932,205	2.3
5,186		Dollar General Corp.	485,150	0.2
11,455		Expedia, Inc.	1,264,747	0.4
72,819		Lowe's Cos, Inc.	6,389,867	2.1
4,552		Marriott International, Inc.	618,981	0.2
12,911		McDonald's Corp.	2,019,022	0.7
25,240		PVH Corp.	3,822,093	1.2
5,280		Royal Caribbean Cruises Ltd.	621,667	0.2
26,710		Starbucks Corp.	1,546,242	0.5
67,490		Tapestry, Inc.	3,550,649	1.2
			37,017,410	12.2

		Consumer Staples: 7.5%
54,875		Conagra Brands, Inc.	2,023,790	0.7
9,849		CVS Health Corp.	612,706	0.2
124,275		Mondelez International, Inc.	5,185,996	1.7
21,289		PepsiCo, Inc.	2,323,694	0.7
95,715		Philip Morris International, Inc.	9,514,071	3.1
54,305		Sysco Corp.	3,256,128	1.1
			22,916,385	7.5

		Energy: 6.0%
131,408		Canadian Natural Resources Ltd.	4,135,410	1.3
55,081		Chevron Corp.	6,281,437	2.1
33,794		EOG Resources, Inc.	3,557,494	1.2
93,276		Halliburton Co.	4,378,376	1.4
			18,352,717	6.0

		Financials: 16.5%
26,350		Aon PLC	3,697,696	1.2
82,646		Bank of New York Mellon Corp.	4,258,748	1.4
42,727	(1)	Berkshire Hathaway, Inc. – Class B	8,523,182	2.8
4,526		Blackrock, Inc.	2,451,825	0.8
110,077		Citigroup, Inc.	7,430,198	2.5
14,545		Goldman Sachs Group, Inc.	3,663,304	1.2
108,953		JPMorgan Chase & Co.	11,981,561	4.0
108,445		Morgan Stanley	5,851,692	1.9
11,190		S&P Global, Inc.	2,137,961	0.7
			49,996,167	16.5

		Health Care: 13.3%
42,793		Abbott Laboratories	2,564,157	0.9
18,470	(1)	Alexion Pharmaceuticals, Inc.	2,058,666	0.7
23,005		Allergan plc	3,871,511	1.3
6,826		AmerisourceBergen Corp.	588,470	0.2
11,560		Anthem, Inc.	2,539,732	0.8
15,620	(1)	Biogen, Inc.	4,277,068	1.4
20,910		Bristol-Myers Squibb Co.	1,322,558	0.4
7,140	(1)	Celgene Corp.	636,959	0.2
9,118		Cigna Corp.	1,529,453	0.5
73,822		Johnson & Johnson	9,460,289	3.1
67,558		Medtronic PLC	5,419,503	1.8
127,181		Pfizer, Inc.	4,513,654	1.5
8,931	(1)	Vertex Pharmaceuticals, Inc.	1,455,574	0.5
			40,237,594	13.3

		Industrials: 7.8%
17,277		Eaton Corp. PLC	1,380,605	0.4
34,269		FedEx Corp.	8,228,330	2.7
11,000		General Dynamics Corp.	2,429,900	0.8
49,677		Honeywell International, Inc.	7,178,823	2.4
73,738		Johnson Controls International plc	2,598,527	0.9
30,683		Southwest Airlines Co.	1,757,522	0.6
			23,573,707	7.8

		Information Technology: 26.0%
11,040		Activision Blizzard, Inc.	744,758	0.2
4,253	(1)	Alphabet, Inc. - Class A	4,410,957	1.5
8,904	(1)	Alphabet, Inc. - Class C	9,187,058	3.0
77,366		Apple, Inc.	12,980,468	4.3
71,408		Applied Materials, Inc.	3,970,999	1.3
24,866		Broadcom Ltd.	5,859,673	1.9
137,555		Cisco Systems, Inc.	5,899,734	1.9
6,349	(1)	Electronic Arts, Inc.	769,753	0.3
51,465	(1)	Facebook, Inc.	8,223,592	2.7
36,130		Fidelity National Information Services, Inc.	3,479,319	1.2
59,040	(1)	First Data Corp.	944,640	0.3
8,558	(1)	FleetCor Technologies, Inc.	1,732,995	0.6
38,191		Mastercard, Inc. - Class A	6,689,536	2.2
114,905		Microsoft Corp.	10,487,379	3.5
10,235	(1)	Palo Alto Networks, Inc.	1,857,857	0.6
18,255		Total System Services, Inc.	1,574,676	0.5
			78,813,394	26.0

		Materials: 3.5%
69,900		Mosaic Co.	1,697,172	0.6
57,735		Nucor Corp.	3,527,031	1.2
42,995		Sealed Air Corp.	1,839,756	0.6
8,833		Sherwin-Williams Co.	3,463,596	1.1
			10,527,555	3.5

		Real Estate: 2.2%
38,665		American Tower Corp.	5,619,571	1.8
2,905		Equinix, Inc.	1,214,697	0.4
			6,834,268	2.2

		Telecommunication Services: 2.9%
144,810		AT&T, Inc.	5,162,477	1.7

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
77,872	Verizon Communications, Inc.	$3,723,839	1.2
		8,886,316	2.9

	Total Common Stock
	(Cost $241,797,318)	297,155,513	97.9

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	(2) SINO Forest Corp. Escrow, 08/01/2049	–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $241,797,318)	297,155,513	97.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
6,478,434	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $6,478,434)	6,478,434	2.1

	Total Short-Term Investments
	(Cost $6,478,434)	6,478,434	2.1

	Total Investments in Securities (Cost $248,275,752)	$303,633,947	100.0
	Liabilities in Excess of Other Assets	(137,824)	–
	Net Assets	$303,496,123	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Rate shown is the 7-day yield as of March 31, 2018.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$297,155,513	$–	$–	$297,155,513
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	6,478,434	–	–	6,478,434
Total Investments, at fair value	$303,633,947	$–	$–	$303,633,947

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $249,328,618.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,704,228
Gross Unrealized Depreciation	(4,398,899)

Net Unrealized Appreciation	$54,305,329

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 10.2%
40,000		Aarons, Inc.	$1,864,000	0.9
52,000	(1)	Adtalem Global Education, Inc.	2,472,600	1.2
115,000		American Eagle Outfitters, Inc.	2,291,950	1.1
15,600		Childrens Place, Inc./The	2,109,900	1.1
16,300	(1)	Cooper-Standard Holdings, Inc.	2,001,803	1.0
47,500	(1)	Genesco, Inc.	1,928,500	1.0
24,000	(1)	Hibbett Sports, Inc.	574,800	0.3
26,500		Nexstar Media Group, Inc.	1,762,250	0.9
29,800	(1)	Red Robin Gourmet Burgers, Inc.	1,728,400	0.9
50,300		Tower International, Inc.	1,395,825	0.7
83,544	(1)	William Lyon Homes	2,296,624	1.1
			20,426,652	10.2

		Consumer Staples: 0.7%
30,500	(1)	United Natural Foods, Inc.	1,309,670	0.7

		Energy: 6.3%
28,500		Arch Coal, Inc.	2,618,580	1.3
24,000	(1)	C&J Energy Services, Inc.	619,680	0.3
178,000	(1)	Callon Petroleum Co.	2,356,720	1.2
40,000	(1)	Carrizo Oil & Gas, Inc.	640,000	0.3
61,000	(1)	Diamond Offshore Drilling	894,260	0.5
47,369	(1)	FTS International, Inc.	871,116	0.4
81,000		Patterson-UTI Energy, Inc.	1,418,310	0.7
27,200		PBF Energy, Inc.	922,080	0.5
230,000	(1)	SRC Energy, Inc.	2,168,900	1.1
			12,509,646	6.3

		Financials: 33.9%
65,000		American Equity Investment Life Holding Co.	1,908,400	1.0
54,000		Ameris Bancorp.	2,856,600	1.4
26,000		Amerisafe, Inc.	1,436,500	0.7
39,100		Argo Group International Holdings Ltd.	2,244,340	1.1
33,000		Blackstone Mortgage Trust, Inc.	1,036,860	0.5
66,000	(1)	BofI Holding, Inc.	2,674,980	1.3
58,000		Cathay General Bancorp.	2,318,840	1.2
68,000		CNO Financial Group, Inc.	1,473,560	0.7
48,000		Community Bank System, Inc.	2,570,880	1.3
34,000	(1)	Encore Capital Group, Inc.	1,536,800	0.8
54,500		Hancock Holding Co.	2,817,650	1.4
72,000		Hope Bancorp, Inc.	1,309,680	0.7
51,000		Houlihan Lokey, Inc.	2,274,600	1.1
41,000		Independent Bank Corp.	2,933,550	1.5
39,000		Invesco Mortgage Capital, Inc.	638,820	0.3
43,000		MB Financial, Inc.	1,740,640	0.9
225,000	(1)	MBIA, Inc.	2,083,500	1.0
206,365	(1)	MGIC Investment Corp.	2,682,745	1.3
43,921		Moelis & Co.	2,233,383	1.1
29,000		Prosperity Bancshares, Inc.	2,106,270	1.1
63,500		Renasant Corp.	2,702,560	1.4
56,500		Sandy Spring Bancorp, Inc.	2,189,940	1.1
193,000	(1)	SLM Corp.	2,163,530	1.1
124,000		Sterling Bancorp, Inc./DE	2,796,200	1.4
29,500		Stifel Financial Corp.	1,747,285	0.9
75,000		TCF Financial Corp.	1,710,750	0.9
33,200		UMB Financial Corp.	2,403,348	1.2
79,000		Union Bankshares Corp.	2,900,090	1.4
32,573		Virtu Financial, Inc.	1,074,909	0.5
33,000	(1)	Western Alliance Bancorp.	1,917,630	1.0
31,500		Wintrust Financial Corp.	2,710,575	1.4
51,000		WSFS Financial Corp.	2,442,900	1.2
			67,638,315	33.9

		Health Care: 6.9%
58,000	(1)	Alder Biopharmaceuticals, Inc.	736,600	0.4
36,033	(1)	Almost Family, Inc.	2,017,848	1.0
10,000	(1)	Atara Biotherapeutics, Inc.	390,000	0.2
5,700	(1)	Bluebird Bio, Inc.	973,275	0.5
142,000	(1)	Horizon Pharma PLC	2,016,400	1.0
38,500	(1)	Immunomedics, Inc.	562,485	0.3
106,500	(1)	Impax Laboratories, Inc.	2,071,425	1.0
19,500	(1)	LHC Group, Inc.	1,200,420	0.6
11,500	(1)	LivaNova PLC	1,017,750	0.5
38,000	(1)	Merit Medical Systems, Inc.	1,723,300	0.9
13,000	(1)	Molina Healthcare, Inc.	1,055,340	0.5
			13,764,843	6.9

		Industrials: 14.5%
31,000		ABM Industries, Inc.	1,037,880	0.5
30,500	(1)	Armstrong World Industries, Inc.	1,717,150	0.9
34,500		Barnes Group, Inc.	2,066,205	1.0
59,000	(1)	Covenant Transportation Group, Inc.	1,759,970	0.9
11,000		Curtiss-Wright Corp.	1,485,770	0.7
31,500		Deluxe Corp.	2,331,315	1.2
26,000		EMCOR Group, Inc.	2,026,180	1.0
34,000		Granite Construction, Inc.	1,899,240	1.0
26,000		Hawaiian Holdings, Inc.	1,006,200	0.5
86,000	(1)	Hertz Global Holdings, Inc.	1,707,100	0.9
50,000		Kennametal, Inc.	2,008,000	1.0
13,788		Korn/Ferry International	711,323	0.4
43,500	(1)	Mastec, Inc.	2,046,675	1.0

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
48,500	(1)	Navistar International Corp.	$1,696,045	0.9
16,500		Oshkosh Corp.	1,274,955	0.6
51,500		Skywest, Inc.	2,801,600	1.4
41,200		Triton International Ltd./Bermuda	1,260,720	0.6
			28,836,328	14.5

		Information Technology: 8.3%
34,800	(1)	Avaya Holdings Corp.	779,520	0.4
38,000	(1)	Ciena Corp.	984,200	0.5
62,500		Cohu, Inc.	1,425,625	0.7
17,400		Ebix, Inc.	1,296,300	0.6
14,800	(1)	Electronics for Imaging, Inc.	404,484	0.2
39,000		Entegris, Inc.	1,357,200	0.7
75,000	(1)	Extreme Networks, Inc.	830,250	0.4
33,500	(1)	Ichor Holdings Ltd.	811,035	0.4
34,000	(1)	II-VI, Inc.	1,390,600	0.7
60,000	(1)	Kulicke & Soffa Industries, Inc.	1,500,600	0.7
104,000	(1)	Oclaro, Inc.	994,240	0.5
6,100	(1)	Rogers Corp.	729,194	0.4
24,500		Science Applications International Corp.	1,930,600	1.0
10,500		SYNNEX Corp.	1,243,200	0.6
60,018	(1)	TTM Technologies, Inc.	917,675	0.5
			16,594,723	8.3

		Materials: 6.0%
71,000	(1)	Allegheny Technologies, Inc.	1,681,280	0.8
22,500		Carpenter Technology Corp.	992,700	0.5
107,000	(1)	Cleveland-Cliffs, Inc.	743,650	0.4
33,000	(1)	Cliffs Natural Resources, Inc.	229,350	0.1
33,500		Materion Corp.	1,710,175	0.9
25,500		Neenah, Inc.	1,999,200	1.0
48,000		Olin Corp.	1,458,720	0.7
81,659		Orion Engineered Carbons SA	2,212,959	1.1
16,000	(1)	US Concrete, Inc.	966,400	0.5
			11,994,434	6.0

		Real Estate: 6.1%
25,090		American Assets Trust, Inc.	838,257	0.4
70,500		Brandywine Realty Trust	1,119,540	0.6
58,000		Chesapeake Lodging Trust	1,612,980	0.8
97,000		First Industrial Realty Trust, Inc.	2,835,310	1.4
41,000		Hudson Pacific Properties, Inc.	1,333,730	0.7
40,000		Mack-Cali Realty Corp.	668,400	0.3
16,000		PS Business Parks, Inc.	1,808,640	0.9
129,000		Sunstone Hotel Investors, Inc.	1,963,380	1.0
			12,180,237	6.1

		Telecommunication Services: 0.6%
122,000	(1)	Vonage Holdings Corp.	1,299,300	0.6

		Utilities: 4.9%
66,000		New Jersey Resources Corp.	2,646,600	1.3
29,500		ONE Gas, Inc.	1,947,590	1.0
51,500		PNM Resources, Inc.	1,969,875	1.0
64,000		South Jersey Industries, Inc.	1,802,240	0.9
20,500		Southwest Gas Holdings, Inc.	1,386,415	0.7
			9,752,720	4.9

	Total Common Stock
	(Cost $151,652,250)		196,306,868	98.4

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
1,950,674	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $1,950,674)	1,950,674	1.0

	Total Short-Term Investments
	(Cost $1,950,674)		1,950,674	1.0

	Total Investments in Securities
	(Cost $153,602,924)		$198,257,542	99.4
	Assets in Excess of Other Liabilities		1,228,327	0.6
	Net Assets		$199,485,869	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2018.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$196,306,868	$–	$–	$196,306,868
Short-Term Investments	1,950,674	–	–	1,950,674
Total Investments, at fair value	$198,257,542	$–	$–	$198,257,542

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $153,604,324.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,120,694
Gross Unrealized Depreciation	(2,467,476)

Net Unrealized Appreciation	$44,653,218

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 6.0%
36,999		Advance Auto Parts, Inc.	$4,386,231	0.9
117,159		Carnival Corp.	7,683,287	1.6
41,981		CBS Corp. - Class B	2,157,404	0.4
6,223	(1)	Charter Communications, Inc.	1,936,722	0.4
77,345		Comcast Corp. – Class A	2,642,879	0.6
240,345		General Motors Co.	8,734,137	1.8
37,504		Twenty-First Century Fox, Inc. - Class B	1,364,021	0.3
			28,904,681	6.0

		Consumer Staples: 4.3%
87,524		Archer-Daniels-Midland Co.	3,795,916	0.8
48,667		CVS Health Corp.	3,027,574	0.6
77,038		Danone	6,246,423	1.3
45,557		Reckitt Benckiser Group PLC	3,845,357	0.8
43,215		Walmart, Inc.	3,844,838	0.8
			20,760,108	4.3

		Energy: 17.0%
42,697		Anadarko Petroleum Corp.	2,579,326	0.5
224,244		BP PLC ADR	9,090,852	1.9
156,370		Canadian Natural Resources Ltd.	4,915,578	1.0
78,915		Chevron Corp.	8,999,467	1.9
217,491		Devon Energy Corp.	6,914,039	1.4
97,961		Halliburton Co.	4,598,289	1.0
116,323		Hess Corp.	5,888,270	1.2
519,355		Marathon Oil Corp.	8,377,196	1.7
103,796		Noble Energy, Inc.	3,145,019	0.6
61,180		Occidental Petroleum Corp.	3,974,253	0.8
230,531	(1)	QEP Resources, Inc.	2,256,898	0.5
170,653		Royal Dutch Shell PLC - Class A ADR	10,889,368	2.3
311,117		Suncor Energy, Inc.	10,745,981	2.2
			82,374,536	17.0

		Financials: 32.2%
62,164		Aflac, Inc.	2,720,297	0.6
132,239		American International Group, Inc.	7,196,446	1.5
52,675		Allstate Corp.	4,993,590	1.0
155,201		Ally Financial, Inc.	4,213,707	0.9
792,470		Bank of America Corp.	23,766,175	4.9
129,719		Bank of New York Mellon Corp.	6,684,420	1.4
380,466		Citigroup, Inc.	25,681,455	5.3
143,799		Citizens Financial Group, Inc.	6,036,682	1.3
275,237		Fifth Third Bancorp	8,738,775	1.8
21,916		Goldman Sachs Group, Inc.	5,519,764	1.1
166,214		JPMorgan Chase & Co.	18,278,554	3.8
100,111		Keycorp	1,957,170	0.4
164,081		Metlife, Inc.	7,529,677	1.6
191,509		Morgan Stanley	10,333,826	2.1
54,295		PNC Financial Services Group, Inc.	8,211,576	1.7
64,107		State Street Corp.	6,393,391	1.3
142,769		Wells Fargo & Co.	7,482,523	1.5
			155,738,028	32.2

		Health Care: 14.2%
34,772		Allergan plc	5,851,780	1.2
32,759		Anthem, Inc.	7,197,152	1.5
14,526	(1)	Biogen, Inc.	3,977,509	0.8
74,593		Cardinal Health, Inc.	4,675,489	1.0
46,054		Gilead Sciences, Inc.	3,472,011	0.7
28,448		McKesson Corp.	4,007,470	0.8
42,430		Medtronic PLC	3,403,735	0.7
84,967		Merck & Co., Inc.	4,628,153	1.0
134,773	(1)	Mylan NV	5,548,604	1.1
50,526		Novartis AG	4,086,587	0.9
255,388		Pfizer, Inc.	9,063,720	1.9
154,865		Sanofi ADR	6,206,989	1.3
130,534		Shire PLC	6,496,640	1.3
			68,615,839	14.2

		Industrials: 7.1%
94,410		Arconic, Inc.	2,175,207	0.4
26,018		Caterpillar, Inc.	3,834,533	0.8
96,803		Eaton Corp. PLC	7,735,528	1.6
42,963		Emerson Electric Co.	2,934,373	0.6
173,086		General Electric Co.	2,333,199	0.5
30,938		Ingersoll-Rand PLC - Class A	2,645,508	0.5
205,947		Johnson Controls International plc	7,257,572	1.5
98,006		Textron, Inc.	5,779,414	1.2
			34,695,334	7.1

		Information Technology: 11.0%
343,678		Cisco Systems, Inc.	14,740,349	3.0
45,775		Cognizant Technology Solutions Corp.	3,684,887	0.8
131,300	(1)	eBay, Inc.	5,283,512	1.1
173,801		Intel Corp.	9,051,556	1.9
88,273		Microsoft Corp.	8,056,677	1.7
54,808		NetApp, Inc.	3,381,106	0.7
35,201	(1)	PayPal Holdings, Inc.	2,670,700	0.5
116,801		Qualcomm, Inc.	6,471,943	1.3
			53,340,730	11.0

		Materials: 1.9%
25,000	(1)	Alcoa Corp.	1,124,000	0.2
103,028		CF Industries Holdings, Inc.	3,887,246	0.8
75,699		International Paper Co.	4,044,598	0.9
			9,055,844	1.9

		Telecommunication Services: 0.8%
1,428,256		Vodafone Group PLC	3,907,744	0.8

	Total Common Stock
	(Cost $363,070,325)		457,392,844	94.5

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.5%
	Information Technology: 0.5%
32,121	(1) Altaba, Inc.	$2,378,238	0.5

	Total Closed-End Funds
	(Cost $952,753)	2,378,238	0.5

	Total Long-Term Investments
	(Cost $364,023,078)	459,771,082	95.0

SHORT-TERM INVESTMENTS: 5.0%
	Mutual Funds: 5.0%
24,213,228	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $24,213,228)	24,213,228	5.0

	Total Short-Term Investments
	(Cost $24,213,228)	24,213,228	5.0

	Total Investments in Securities
	(Cost $388,236,306)	$483,984,310	100.0
	Liabilities in Excess of Other Assets	(152,670)	–
	Net Assets	$483,831,640	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$28,904,681	$–	$–	$28,904,681
Consumer Staples	10,668,328	10,091,780	–	20,760,108
Energy	82,374,536	–	–	82,374,536
Financials	155,738,028	–	–	155,738,028
Health Care	58,032,612	10,583,227	–	68,615,839
Industrials	34,695,334	–	–	34,695,334
Information Technology	53,340,730	–	–	53,340,730
Materials	9,055,844	–	–	9,055,844
Telecommunication Services	–	3,907,744	–	3,907,744
Total Common Stock	432,810,093	24,582,751	–	457,392,844
Closed-End Funds	2,378,238	–	–	2,378,238
Short-Term Investments	24,213,228	–	–	24,213,228
Total Investments, at fair value	$459,401,559	$24,582,751	$–	$483,984,310
Other Financial Instruments+
Forward Foreign Currency Contracts	–	58,183	–	58,183
Total Assets	$459,401,559	$24,640,934	$–	$484,042,493
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(114,026)	$–	$(114,026)

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Total Liabilities	$–	$(114,026)	$–	$(114,026)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,493,007	CAD 3,259,548	Barclays Bank PLC	04/20/18	$(37,845)
USD 691,963	CHF 656,838	Barclays Bank PLC	04/20/18	3,934
USD 3,757,773	GBP 2,667,512	Barclays Bank PLC	04/20/18	12,550
USD 2,928,831	EUR 2,375,226	CIBC World Markets Corp.	04/20/18	2,699
USD 2,929,675	EUR 2,375,225	Goldman Sachs International	04/20/18	3,542
USD 3,756,404	GBP 2,667,512	Goldman Sachs International	04/20/18	11,182
USD 691,926	CHF 656,838	Goldman Sachs International	04/20/18	3,897
USD 692,006	CHF 656,838	JPMorgan Chase Bank N.A.	04/20/18	3,977
USD 2,492,733	CAD 3,259,548	JPMorgan Chase Bank N.A.	04/20/18	(38,119)
USD 2,930,387	EUR 2,375,226	JPMorgan Chase Bank N.A.	04/20/18	4,255
USD 3,753,470	GBP 2,667,512	RBC Capital Markets Corp.	04/20/18	8,248
USD 2,492,790	CAD 3,259,548	RBC Capital Markets Corp.	04/20/18	(38,062)
USD 2,930,031	EUR 2,375,226	RBC Capital Markets Corp.	04/20/18	3,899
				$(55,843)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$58,183
Total Asset Derivatives		$58,183

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$114,026
Total Liability Derivatives		$114,026

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Barclays Bank PLC	CIBC World Markets Corp.	Goldman Sachs International	JPMorgan Chase Bank N.A.	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$16,484	$2,699	$18,621	$8,232	$12,147	$58,183
Total Assets	$16,484	$2,699	$18,621	$8,232	$12,147	$58,183

Liabilities:
Forward foreign currency contracts	$37,845	$-	$-	$38,119	$38,062	$114,026
Total Liabilities	$37,845	$-	$-	$38,119	$38,062	$114,026

Net OTC derivative instruments by counterparty, at fair value	$(21,361)	$2,699	$18,621	$(29,887)	$(25,915)	$(55,843)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(21,361)	$2,699	$18,621	$(29,887)	$(25,915)	$(55,843)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $392,665,233.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$112,734,165
Gross Unrealized Depreciation	(21,370,265)

Net Unrealized Appreciation	$91,363,900

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.8%
		Consumer Discretionary: 4.8%
259,626		Carnival Corp.	$17,026,273	1.1
26,007	(1)	Charter Communications, Inc.	8,093,899	0.5
325,735		Comcast Corp. – Class A	11,130,365	0.7
614,828		General Motors Co.	22,342,849	1.4
3,548,077		Kingfisher PLC	14,555,245	0.9
45,261	(1)	Michael Kors Holdings Ltd.	2,809,803	0.2
			75,958,434	4.8

		Consumer Staples: 4.5%
284,264		CVS Health Corp.	17,684,064	1.1
326,362		Mondelez International, Inc.	13,619,086	0.9
223,311		Philip Morris International, Inc.	22,197,113	1.4
274,228		Walgreens Boots Alliance, Inc.	17,953,707	1.1
			71,453,970	4.5

		Energy: 9.8%
335,191		Anadarko Petroleum Corp.	20,248,888	1.3
386,304	(2)	Apache Corp.	14,864,978	0.9
227,463		Baker Hughes a GE Co.	6,316,647	0.4
2,568,575		BP PLC	17,325,265	1.1
465,346		Canadian Natural Resources Ltd.	14,628,411	0.9
637,758		Devon Energy Corp.	20,274,327	1.3
309,785		Occidental Petroleum Corp.	20,123,634	1.3
735,008		Royal Dutch Shell PLC - Class A	23,254,514	1.5
597,412		TechnipFMC PLC	17,593,783	1.1
			154,630,447	9.8

		Financials: 22.0%
364,355		American International Group, Inc.	19,828,199	1.3
90,054		Aon PLC	12,637,278	0.8
1,570,628		Bank of America Corp.	47,103,134	3.0
166,093		Charles Schwab Corp.	8,673,376	0.6
758,109		Citigroup, Inc.	51,172,357	3.2
619,825		Citizens Financial Group, Inc.	26,020,254	1.6
73,885		Comerica, Inc.	7,087,788	0.5
464,507		Fifth Third Bancorp	14,748,097	0.9
414,558		First Horizon National Corp.	7,806,127	0.5
51,129		Goldman Sachs Group, Inc.	12,877,350	0.8
361,637		JPMorgan Chase & Co.	39,769,221	2.5
82,671		Marsh & McLennan Cos., Inc.	6,827,798	0.4
591,456		Morgan Stanley	31,914,966	2.0
113,093		Northern Trust Corp.	11,663,281	0.7
116,858		PNC Financial Services Group, Inc.	17,673,604	1.1
154,930		State Street Corp.	15,451,169	1.0
156,744		Wells Fargo & Co.	8,214,953	0.5
63,489		Willis Towers Watson PLC	9,662,391	0.6
			349,131,343	22.0

		Health Care: 8.9%
73,140		Amgen, Inc.	12,468,907	0.8
46,362		Anthem, Inc.	10,185,732	0.6
151,258		Baxter International, Inc.	9,837,820	0.6
214,253		Bristol-Myers Squibb Co.	13,551,502	0.9
107,149		McKesson Corp.	15,094,080	1.0
167,779		Medtronic PLC	13,459,232	0.8
271,564		Merck & Co., Inc.	14,792,091	0.9
159,506		Novartis AG	12,900,985	0.8
517,859		Pfizer, Inc.	18,378,816	1.2
125,267		Sanofi	10,051,445	0.6
97,358		Zimmer Biomet Holdings, Inc.	10,615,916	0.7
			141,336,526	8.9

		Industrials: 3.7%
330,583		CSX Corp.	18,416,779	1.2
89,951		General Dynamics Corp.	19,870,176	1.2
135,473		Ingersoll-Rand PLC - Class A	11,584,296	0.7
263,798		Johnson Controls International plc	9,296,241	0.6
			59,167,492	3.7

		Information Technology: 7.3%
475,120		Cisco Systems, Inc.	20,377,897	1.3
180,083		Cognizant Technology Solutions Corp.	14,496,681	0.9
364,574	(1)	eBay, Inc.	14,670,458	0.9
288,335		Intel Corp.	15,016,487	1.0
287,018		Juniper Networks, Inc.	6,983,148	0.4
516,389		Oracle Corp.	23,624,797	1.5
214,891		Qualcomm, Inc.	11,907,110	0.8
306,590		Symantec Corp.	7,925,351	0.5
			115,001,929	7.3

		Materials: 1.4%
358,576		BHP Billiton Ltd.	7,948,012	0.5
311,829		Mosaic Co.	7,571,208	0.5
155,668		Nutrien Ltd.	7,356,870	0.4
			22,876,090	1.4

		Telecommunication Services: 1.1%
149,553		Orange SA	2,542,082	0.2
140,964		Verizon Communications, Inc.	6,740,899	0.4
264,409		Vodafone Group PLC ADR	7,355,858	0.5
			16,638,839	1.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 0.3%
145,066		FirstEnergy Corp.	$4,933,695	0.3

	Total Common Stock
	(Cost $845,718,138)		1,011,128,765	63.8

PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612	(1),(3)	El Paso Energy Capital Trust I	6,731,799	0.4

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	4,723,098	0.3
4,000	(1),(3)	Wells Fargo & Co.	105,160	0.0
			4,828,258	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,560,057	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.4%
		Basic Materials: 0.2%
770,000	(4)	Basell Finance Co. BV, 8.100%, 03/15/2027	990,829	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/2020	1,312,573	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	223,700	0.0
315,000		Monsanto Co., 2.125%, 07/15/2019	312,566	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	192,878	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	210,505	0.0
			3,243,051	0.2

		Communications: 1.4%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	462,669	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	822,530	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	449,469	0.0
533,000	(4)	AT&T, Inc., 4.300%, 02/15/2030	531,578	0.0
747,000		AT&T, Inc., 4.500%, 05/15/2035	733,009	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,271,479	0.1
2,273,000		AT&T, Inc., 4.900%, 08/14/2037	2,296,811	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	3,055,461	0.2
271,000	(4)	AT&T, Inc., 5.150%, 11/15/2046	277,543	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	106,208	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,672,331	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	885,160	0.1
1,019,000		Comcast Corp., 5.700%, 05/15/2018	1,022,892	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	171,932	0.0
2,700,000	(4)	Crown Castle Towers LLC, 4.883%, 08/15/2040	2,795,973	0.2
125,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	130,493	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	257,457	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	915,852	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	422,380	0.0
260,000	(4)	Sky PLC, 9.500%, 11/15/2018	270,609	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	395,200	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	915,932	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	470,112	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	122,667	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	529,224	0.0
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	853,693	0.1
			21,838,664	1.4

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,745,174	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/2020	405,039	0.0
137,000	(4)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	133,861	0.0
627,179		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	620,907	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
170,200		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/2022	$174,515	0.0
311,406		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	315,439	0.0
91,028		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/2020	92,222	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	589,860	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	353,936	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	558,342	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,039,368	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	646,257	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	753,856	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	874,336	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	682,406	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,409,094	0.1
758,705		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	754,570	0.1
600,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	593,801	0.0
758,289	(4)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	778,839	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	996,251	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	730,299	0.1
			15,248,372	1.0

		Consumer, Non-cyclical: 1.9%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,166,414	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	970,197	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	945,023	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	872,158	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	1,563,244	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,779,052	0.1
1,200,000	(4)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,189,776	0.1
981,000	(4)	Bayer US Finance LLC, 3.000%, 10/08/2021	970,892	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/2019	439,222	0.0
435,000		Becton Dickinson & Co., 4.875%, 05/15/2044	435,896	0.0
325,000		Celgene Corp., 4.000%, 08/15/2023	330,665	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,444,074	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/2037	299,411	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	601,091	0.0
495,000		CVS Health Corp., 4.100%, 03/25/2025	498,813	0.0
549,010		CVS Pass-Through Trust, 6.036%, 12/10/2028	593,382	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/2018	493,133	0.0
965,000	(4)	ERAC USA Finance LLC, 2.350%, 10/15/2019	955,581	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/2019	417,502	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,381,284	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	786,948	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	105,358	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/2028	1,198,251	0.1
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	958,947	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	426,946	0.0
730,000		McKesson Corp., 2.284%, 03/15/2019	726,245	0.1
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	94,456	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/2022	1,736,352	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/2035	611,433	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	492,850	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	$485,976	0.0
630,000		Moodys Corp., 4.500%, 09/01/2022	657,319	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	566,773	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	280,424	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	893,260	0.1
2,685,000		Total System Services, Inc., 2.375%, 06/01/2018	2,682,689	0.2
79,000		Zoetis, Inc., 4.700%, 02/01/2043	84,843	0.0
			30,135,880	1.9

		Energy: 1.0%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/2046	768,462	0.1
360,000		Chevron Corp., 1.718%, 06/24/2018	359,459	0.0
1,528,000		ConocoPhillips Co., 4.150%, 11/15/2034	1,562,522	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/2019	455,213	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/2035	538,558	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	611,343	0.0
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	813,768	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	181,675	0.0
300,000		Enterprise Products Operating LLC, 6.500%, 01/31/2019	308,705	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	254,930	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	720,258	0.0
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,424,040	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	957,262	0.1
960,000		MPLX L.P., 5.500%, 02/15/2023	986,400	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	609,955	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	499,742	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	291,166	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/2046	1,252,753	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	834,385	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	543,808	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	778,173	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	570,132	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	273,267	0.0
			16,595,976	1.0

		Financial: 5.1%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/2022	532,546	0.0
395,000		American International Group, Inc., 2.300%, 07/16/2019	391,423	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,057,979	0.1
1,685,000		Air Lease Corp., 2.625%, 09/04/2018	1,683,306	0.1
851,000		Air Lease Corp., 3.000%, 09/15/2023	816,074	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,897,439	0.1
410,000		Allstate Corp., 3.280%, 12/15/2026	399,134	0.0
543,000		American Express Co., 3.625%, 12/05/2024	539,906	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	608,921	0.0
455,000	(2),(4)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	447,960	0.0
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	442,346	0.0
927,000	(2),(4)	Athene Global Funding, 2.875%, 10/23/2018	926,226	0.1
1,555,000	(4)	Athene Global Funding, 4.000%, 01/25/2022	1,574,636	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	924,646	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
720,000		Bank of America Corp., 3.248%, 10/21/2027	$678,955	0.1
850,000		Bank of America Corp., 3.500%, 04/19/2026	835,503	0.1
500,000		Bank of America Corp., 5.650%, 05/01/2018	501,265	0.0
1,445,000		Bank of Nova Scotia/The, 2.050%, 10/30/2018	1,441,920	0.1
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	735,875	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	763,188	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,113,427	0.1
485,000	(4)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	488,756	0.0
630,000		Citigroup, Inc., 3.668%, 07/24/2028	614,499	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,936,652	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/2046	529,539	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	285,956	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	727,066	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	577,392	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/2020	345,097	0.0
1,335,000	(4)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,316,372	0.1
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/2023	514,233	0.0
1,190,000		Crown Castle International Corp., 3.800%, 02/15/2028	1,146,014	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	60,596	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	610,627	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,280,052	0.2
615,000		Goldman Sachs Group, Inc./The, 4.017%, 10/31/2038	595,477	0.0
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	824,556	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	376,092	0.0
835,000		Government Properties Income Trust, 4.000%, 07/15/2022	833,133	0.1
465,000	(4)	HBOS PLC, 6.750%, 05/21/2018	467,449	0.0
840,000		HCP, Inc., 3.875%, 08/15/2024	833,608	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	323,429	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/2023	357,860	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/2022	249,552	0.0
670,000	(4)	Jackson National Life Global Funding, 2.100%, 10/25/2021	645,756	0.0
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	614,063	0.0
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	527,858	0.0
1,270,000		JPMorgan Chase & Co., 3.509%, 01/23/2029	1,233,422	0.1
1,270,000		JPMorgan Chase & Co., 3.897%, 01/23/2049	1,213,528	0.1
675,000		JPMorgan Chase & Co., 4.260%, 02/22/2048	679,510	0.1
665,000		JPMorgan Chase & Co., 5.000%, 12/31/2199	671,750	0.0
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	455,873	0.0
2,335,000	(4)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,430,494	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	561,438	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	301,863	0.0
3,250,000	(4)	MassMutual Global Funding II, 2.100%, 08/02/2018	3,245,745	0.2
1,300,000	(4)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,263,324	0.1
670,000	(4)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	657,450	0.0
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,435,813	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/2019	2,954,141	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,049,545	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,181,781	0.1
1,350,000	(2),(4)	National Australia Bank Ltd., 3.500%, 01/10/2027	1,330,924	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/2019	1,359,557	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,515,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	$1,661,797	0.1
333,000	(4)	Prudential Financial, Inc., 3.935%, 12/07/2049	313,318	0.0
750,000		Prudential Financial, Inc., 8.875%, 06/15/2068	758,438	0.1
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	269,196	0.0
1,000,000	(4)	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018	997,091	0.1
690,000	(4)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	687,166	0.1
3,820,000		Royal Bank of Canada, 2.000%, 12/10/2018	3,806,488	0.2
1,360,000	(4)	Societe Generale SA, 2.625%, 09/16/2020	1,341,940	0.1
805,000	(4)	Societe Generale SA, 5.000%, 01/17/2024	834,532	0.1
985,000	(4)	Standard Chartered PLC, 3.050%, 01/15/2021	976,051	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,087,091	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	563,270	0.0
670,000		Synchrony Financial, 3.950%, 12/01/2027	634,415	0.0
616,000	(4)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	616,497	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	480,519	0.0
585,000	(4)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	587,676	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	391,587	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	169,008	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/2035	1,086,742	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	947,716	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	467,300	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	2,018,497	0.1
315,000		Willis North America, Inc., 3.600%, 05/15/2024	310,153	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	364,520	0.0
			80,791,525	5.1

		Industrial: 1.0%
1,105,000	(4)	Aviation Capital Group LLC, 2.875%, 09/17/2018	1,104,687	0.1
305,000	(4)	Aviation Capital Group LLC, 2.875%, 01/20/2022	298,895	0.0
1,095,000	(4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,149,338	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	968,738	0.1
435,000	(4)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	431,095	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	259,428	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	382,550	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	992,386	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	318,795	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	665,520	0.0
2,160,000		Northrop Grumman Corp., 1.750%, 06/01/2018	2,157,979	0.1
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	734,233	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	277,712	0.0
410,000	(4)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	399,625	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	160,327	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	745,036	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	418,086	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	297,436	0.0
3,100,000	(5)	United Technologies Corp., 1.778%, 05/04/2018	3,097,414	0.2
752,000		Waste Management, Inc., 3.900%, 03/01/2035	751,921	0.1
			15,611,201	1.0

		Technology: 0.5%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,115,511	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	429,945	0.0
1,840,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,811,681	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
910,000	(4)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	$965,358	0.1
35,000	(4)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	44,533	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	352,212	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	643,584	0.1
1,810,000		Oracle Corp., 1.900%, 09/15/2021	1,747,981	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	275,017	0.0
			7,385,822	0.5

		Utilities: 0.3%
1,420,000		Duke Energy Corp., 2.100%, 06/15/2018	1,418,626	0.1
150,000	(4)	Electricite de France SA, 4.600%, 01/27/2020	154,074	0.0
620,000	(4)	Electricite de France SA, 4.875%, 01/22/2044	667,967	0.0
350,000	(4)	Electricite de France SA, 5.625%, 12/31/2199	351,313	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	684,014	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	764,878	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	619,227	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	629,588	0.0
			5,289,687	0.3

	Total Corporate Bonds/Notes
	(Cost $194,717,908)		196,140,178	12.4

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/2057	217,383	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	400,088	0.0

	Total Municipal Bonds
	(Cost $503,931)		617,471	0.0

U.S. TREASURY OBLIGATIONS: 11.0%
		U.S. Treasury Bonds: 1.0%
5,557,900		2.750%, 02/15/2028	5,557,299	0.4
9,425,000	(2)	2.750%, 11/15/2047	8,992,048	0.6
425,000		4.500%, 02/15/2036	524,587	0.0
			15,073,934	1.0

		U.S. Treasury Notes: 10.0%
6,230,000		1.250%, 01/31/2019	6,187,190	0.4
47,470,000	(2)	2.250%, 02/29/2020	47,447,077	3.0
57,650,000		2.375%, 03/15/2021	57,620,636	3.6
180,000		2.625%, 11/15/2020	181,117	0.0
40,081,700	(2)	2.625%, 02/28/2023	40,194,356	2.6
6,829,400		2.750%, 02/28/2025	6,854,872	0.4
			158,485,248	10.0

	Total U.S. Treasury Obligations
	(Cost $173,149,900)		173,559,182	11.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.1%(6)
2,400,000		4.875%, 06/13/2018	2,414,184	0.1

		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,253,530	0.1

	Total U.S. Government Agency Obligations
	(Cost $3,433,658)		3,667,714	0.2

CONVERTIBLE BONDS/NOTES: 8.2%
		Communications: 2.8%
2,421,000		Ciena Corp., 4.000%, 12/15/2020	3,409,908	0.2
3,989,000	(2)	Ctrip.com International Ltd., 1.250%, 09/15/2022	4,153,706	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	5,158,769	0.3
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,188,299	0.1
1,689,000	(2)	FireEye, Inc., 1.000%, 06/01/2035	1,610,332	0.1
1,689,000		FireEye, Inc., 1.625%, 06/01/2035	1,584,218	0.1
1,807,000	(2),(4)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,749,879	0.1
2,954,000	(4)	Liberty Interactive LLC, 1.750%, 09/30/2046	3,287,211	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	11,009,100	0.7
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	2,021,270	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	709,061	0.0
5,355,000		Viavi Solutions, Inc., 0.625%, 08/15/2033	5,497,647	0.4
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,372,176	0.2
			43,751,576	2.8

		Consumer, Non-cyclical: 1.6%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,371,900	0.3
2,934,000	(4)	DexCom, Inc., 0.750%, 05/15/2022	3,026,019	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
514,000	(4)	Insulet Corp., 1.375%, 11/15/2024	$589,569	0.0
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,527,488	0.2
1,413,000	(4)	Live Nation Entertainment, Inc., 2.500%, 03/15/2023	1,429,505	0.1
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,207,366	0.1
2,104,000	(4)	Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,761,260	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,047,690	0.2
924,000		Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/2022	846,615	0.0
798,000	(4)	Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	850,943	0.0
1,309,000		Wright Medical Group NV, 2.250%, 11/15/2021	1,493,666	0.1
3,223,000		Wright Medical Group, Inc., 2.000%, 02/15/2020	3,210,907	0.2
			25,362,928	1.6

		Energy: 0.7%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	1,124,198	0.1
2,490,000	(2)	Ensco Jersey Finance Ltd., 3.000%, 01/31/2024	2,001,337	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,289,934	0.1
1,360,000	(4)	Nabors Industries, Inc., 0.750%, 01/15/2024	1,021,250	0.1
1,677,000	(4)	Oil States International, Inc., 1.500%, 02/15/2023	1,612,275	0.1
3,942,000		Weatherford International Ltd., 5.875%, 07/01/2021	3,543,610	0.2
			10,592,604	0.7

		Financial: 1.4%
9,000,000	(4)	Credit Suisse AG Convertible Basket, 0.500%, 06/24/2024	8,236,800	0.5
6,746,000		Goldman Sachs Finance Corp., 0.250%, 07/08/2024	6,425,093	0.4
4,179,000	(4),(7)	Goldman Sachs Group, Inc., 1.000%, 09/28/2020	7,286,630	0.5
			21,948,523	1.4

		Technology: 1.7%
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/2019	4,540,973	0.3
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	3,020,293	0.2
2,386,000		Micron Technology, Inc., 3.000%, 11/15/2043	4,281,445	0.3
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,816,860	0.2
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	3,550,372	0.2
790,000	(4)	RealPage, Inc., 1.500%, 11/15/2022	1,077,856	0.1
3,899,000		SanDisk Corp., 0.500%, 10/15/2020	3,809,791	0.2
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	842,160	0.0
2,643,000	(4)	Workday, Inc., 0.250%, 10/01/2022	2,881,092	0.2
			27,820,842	1.7

	Total Convertible Bonds/Notes
	(Cost $122,774,623)		129,476,473	8.2

	Total Long-Term Investments
	(Cost $1,351,145,454)		1,526,149,840	96.3

SHORT-TERM INVESTMENTS: 10.5%
		Securities Lending Collateral(8): 7.0%
26,353,965		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $26,359,164, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $26,881,045, due 03/31/18-02/20/68)	26,353,965	1.6
26,353,965		Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $26,359,192, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $26,881,045, due 04/30/18-12/01/51)	26,353,965	1.7

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
3,198,495	Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $3,199,133, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,262,465, due 07/25/42-01/20/48)	$3,198,495	0.2
2,289,360	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,289,812, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $2,335,148, due 10/31/23-09/09/49)	2,289,360	0.1
26,353,965	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $26,359,164, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $26,881,044, due 06/28/18-12/20/47)	26,353,965	1.7
26,400,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $26,406,076, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $27,022,444, due 04/15/19-02/15/47)	26,400,000	1.7
		110,949,750	7.0

Shares		Value	Percentage of Net Assets

	Mutual Funds: 3.5%
54,945,221	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $54,945,221)	54,945,221	3.5

	Total Short-Term Investments
	(Cost $165,894,971)	165,894,971	10.5

	Total Investments in Securities (Cost $1,517,040,425)	$1,692,044,811	106.8
	Liabilities in Excess of Other Assets	(107,560,562)	(6.8)
	Net Assets	$1,584,484,249	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Exchangeable into a basket of 5 common shares.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of March 31, 2018.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$61,403,189	$14,555,245	$–	$75,958,434
Consumer Staples	71,453,970	–	–	71,453,970
Energy	114,050,668	40,579,779	–	154,630,447
Financials	349,131,343	–	–	349,131,343
Health Care	118,384,096	22,952,430	–	141,336,526
Industrials	59,167,492	–	–	59,167,492
Information Technology	115,001,929	–	–	115,001,929
Materials	14,928,078	7,948,012	–	22,876,090
Telecommunication Services	14,096,757	2,542,082	–	16,638,839
Utilities	4,933,695	–	–	4,933,695
Total Common Stock	922,551,217	88,577,548	–	1,011,128,765
Preferred Stock	6,836,959	4,723,098	–	11,560,057
Corporate Bonds/Notes	–	196,140,178	–	196,140,178
Municipal Bonds	–	617,471	–	617,471
U.S. Treasury Obligations	–	173,559,182	–	173,559,182
Convertible Bonds/Notes	–	129,476,473	–	129,476,473
U.S. Government Agency Obligations	–	3,667,714	–	3,667,714
Short-Term Investments	54,945,221	110,949,750	–	165,894,971
Total Investments, at fair value	$984,333,397	$707,711,414	$–	$1,692,044,811
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,344,539	–	1,344,539
Total Assets	$984,333,397	$709,055,953	$–	$1,693,389,350
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(684,544)	$–	$(684,544)
Total Liabilities	$–	$(684,544)	$–	$(684,544)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $13,885,677 and $6,859,222 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 7,121,294	USD 5,536,692	State Street Bank and Trust Co.	04/02/18	$(9,240)
CAD 123,690	USD 95,538	State Street Bank and Trust Co.	04/02/18	469
CAD 65,492	USD 51,702	State Street Bank and Trust Co.	04/02/18	(868)
CAD 156,517	USD 123,195	State Street Bank and Trust Co.	04/02/18	(1,709)
USD 5,642,900	CAD 7,115,273	State Street Bank and Trust Co.	04/02/18	120,120
CAD 69,578	USD 55,059	State Street Bank and Trust Co.	04/02/18	(1,054)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 45,297	USD 48,524	State Street Bank and Trust Co.	04/03/18	$(1,142)
CHF 5,078,577	USD 5,361,108	State Street Bank and Trust Co.	04/03/18	(48,788)
EUR 3,833,718	USD 4,754,194	State Street Bank and Trust Co.	04/03/18	(36,991)
USD 343,205	CHF 323,329	State Street Bank and Trust Co.	04/03/18	4,994
EUR 69,896	USD 86,207	State Street Bank and Trust Co.	04/03/18	(203)
GBP 100,828	USD 141,119	State Street Bank and Trust Co.	04/03/18	342
EUR 37,944	USD 46,769	State Street Bank and Trust Co.	04/03/18	(82)
GBP 18,519,450	USD 26,209,373	State Street Bank and Trust Co.	04/03/18	(226,645)
GBP 288,460	USD 407,104	State Street Bank and Trust Co.	04/03/18	(2,395)
AUD 69,800	USD 54,402	State Street Bank and Trust Co.	04/03/18	(792)
CHF 82,040	USD 86,528	State Street Bank and Trust Co.	04/03/18	(712)
USD 474,077	GBP 334,991	State Street Bank and Trust Co.	04/03/18	4,086
AUD 4,527,987	USD 3,491,983	State Street Bank and Trust Co.	04/03/18	(14,267)
GBP 185,566	USD 256,556	State Street Bank and Trust Co.	04/03/18	3,792
USD 801,575	GBP 567,711	State Street Bank and Trust Co.	04/03/18	5,079
AUD 92,408	USD 72,261	State Street Bank and Trust Co.	04/03/18	(1,287)
AUD 40,933	USD 32,098	State Street Bank and Trust Co.	04/03/18	(659)
CHF 42,460	USD 45,325	State Street Bank and Trust Co.	04/03/18	(910)
GBP 228,774	USD 319,929	State Street Bank and Trust Co.	04/03/18	1,040
GBP 94,761	USD 132,205	State Street Bank and Trust Co.	04/03/18	744
AUD 38,193	USD 29,933	State Street Bank and Trust Co.	04/03/18	(598)
USD 1,403,645	GBP 1,020,762	State Street Bank and Trust Co.	04/03/18	(28,480)
USD 5,083,846	CHF 4,739,924	State Street Bank and Trust Co.	04/03/18	125,767
USD 4,819,523	EUR 3,893,211	State Street Bank and Trust Co.	04/03/18	29,116
USD 23,498,209	GBP 16,757,204	State Street Bank and Trust Co.	04/03/18	(12,096)
EUR 35,271	USD 43,315	State Street Bank and Trust Co.	04/03/18	84
EUR 85,924	USD 106,244	State Street Bank and Trust Co.	04/03/18	(519)
CHF 103,870	USD 111,595	State Street Bank and Trust Co.	04/03/18	(2,944)
USD 3,425,049	AUD 4,334,682	State Street Bank and Trust Co.	04/03/18	95,800
USD 4,709,592	CHF 4,450,188	State Street Bank and Trust Co.	05/04/18	42,724
USD 4,629,426	EUR 3,724,727	State Street Bank and Trust Co.	05/04/18	36,216
USD 305,711	GBP 216,345	State Street Bank and Trust Co.	05/04/18	1,780
USD 125,209	GBP 88,281	State Street Bank and Trust Co.	05/04/18	1,187
USD 3,006,464	AUD 3,898,221	State Street Bank and Trust Co.	05/04/18	12,385
USD 5,207,508	CAD 6,693,992	State Street Bank and Trust Co.	05/04/18	8,601
USD 23,049,522	GBP 16,266,538	State Street Bank and Trust Co.	05/04/18	197,557
CAD 6,693,976	USD 5,205,269	The Bank of New York Mellon	04/02/18	(9,495)
USD 5,643,325	CAD 7,115,273	The Bank of New York Mellon	04/02/18	120,545
USD 3,422,817	AUD 4,334,682	The Bank of New York Mellon	04/03/18	93,568
USD 23,507,844	GBP 16,757,204	The Bank of New York Mellon	04/03/18	(2,460)
USD 4,817,537	EUR 3,893,211	The Bank of New York Mellon	04/03/18	27,131
USD 5,081,939	CHF 4,739,924	The Bank of New York Mellon	04/03/18	123,859
CHF 4,450,933	USD 4,696,192	The Bank of New York Mellon	04/03/18	(40,404)
GBP 16,308,494	USD 23,073,828	The Bank of New York Mellon	04/03/18	(193,063)
EUR 3,723,670	USD 4,617,183	The Bank of New York Mellon	04/03/18	(35,389)
AUD 3,900,042	USD 3,006,777	The Bank of New York Mellon	04/03/18	(11,352)
USD 3,005,449	AUD 3,898,118	The Bank of New York Mellon	05/04/18	11,449
USD 4,706,890	CHF 4,450,247	The Bank of New York Mellon	05/04/18	39,960
USD 23,043,241	GBP 16,266,583	The Bank of New York Mellon	05/04/18	191,214
USD 5,208,234	CAD 6,694,013	The Bank of New York Mellon	05/04/18	9,310
USD 4,628,831	EUR 3,724,728	The Bank of New York Mellon	05/04/18	35,620
				$659,995

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,344,539
Total Asset Derivatives		$1,344,539

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$684,544
Total Liability Derivatives		$684,544

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$691,883	$652,656	$1,344,539
Total Assets	$691,883	$652,656	$1,344,539

Liabilities:
Forward foreign currency contracts	$392,381	$292,163	$684,544
Total Liabilities	$392,381	$292,163	$684,544

Net OTC derivative instruments by counterparty, at fair value	$299,502	$360,493	$659,995

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$299,502	$360,493	$659,995

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,526,610,561.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$222,327,529
Gross Unrealized Depreciation	(55,198,292)

Net Unrealized Appreciation	$167,129,237

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 16.1%
8,810	(1)	Autozone, Inc.	$5,714,959	1.1
78,470		Best Buy Co., Inc.	5,492,115	1.0
93,040		BorgWarner, Inc.	4,673,399	0.9
63,432		CBS Corp. - Class B	3,259,771	0.6
90,790	(1)	Dish Network Corp. - Class A	3,440,033	0.6
54,910		Expedia, Inc.	6,062,613	1.1
149,270		Gap, Inc.	4,657,224	0.9
47,160		Genuine Parts Co.	4,236,855	0.8
89,320		Hilton Worldwide Holdings, Inc.	7,034,843	1.3
102,801		Kohl's Corp.	6,734,494	1.3
15,016		Marriott International, Inc.	2,041,876	0.4
42,550	(1)	Mohawk Industries, Inc.	9,880,961	1.9
146,796		Newell Brands, Inc.	3,740,362	0.7
67,500		Nordstrom, Inc.	3,267,675	0.6
46,280		PVH Corp.	7,008,180	1.3
39,700		Ralph Lauren Corp.	4,438,460	0.8
41,640		Tiffany & Co.	4,066,562	0.8
			85,750,382	16.1

		Consumer Staples: 7.1%
23,090		Constellation Brands, Inc.	5,262,673	1.0
238,720		Coty, Inc - Class A	4,368,576	0.8
70,480		Dr Pepper Snapple Group, Inc.	8,343,422	1.6
75,773	(1),(2)	Edgewell Personal Care Co.	3,699,238	0.7
45,633		Energizer Holdings, Inc.	2,718,814	0.5
214,320		Kroger Co.	5,130,821	0.9
36,930		Molson Coors Brewing Co.	2,781,937	0.5
60,210		Pinnacle Foods, Inc.	3,257,361	0.6
33,170	(1)	Post Holdings, Inc.	2,512,959	0.5
			38,075,801	7.1

		Energy: 5.7%
174,754	(1)	Energen Corp.	10,985,036	2.1
177,880		EQT Corp.	8,451,079	1.6
99,440		PBF Energy, Inc.	3,371,016	0.6
307,000		Williams Cos., Inc.	7,632,020	1.4
			30,439,151	5.7

		Financials: 22.4%
4,943		Alleghany Corp.	3,037,177	0.6
191,780		Ally Financial, Inc.	5,206,827	1.0
34,460		Ameriprise Financial, Inc.	5,098,012	1.0
12,537		Chubb Ltd.	1,714,686	0.3
116,980		Citizens Financial Group, Inc.	4,910,820	0.9
256,280		Fifth Third Bancorp	8,136,890	1.5
56,470		First Republic Bank	5,229,687	1.0
137,150		Hartford Financial Services Group, Inc.	7,065,968	1.3
272,560		Huntington Bancshares, Inc.	4,115,656	0.8
159,260		Invesco Ltd.	5,097,913	1.0
195,870		Loews Corp.	9,740,615	1.8
55,163		M&T Bank Corp.	10,169,851	1.9
53,590		Marsh & McLennan Cos., Inc.	4,425,998	0.8
60,280		Northern Trust Corp.	6,216,676	1.2
77,520		Progressive Corp.	4,723,294	0.9
60,410		Raymond James Financial, Inc.	5,401,258	1.0
120,100		SunTrust Banks, Inc.	8,171,604	1.5
75,840		T. Rowe Price Group, Inc.	8,188,445	1.5
86,940		Unum Group	4,139,213	0.8
38,140		WR Berkley Corp.	2,772,778	0.5
61,480		XL Group Ltd.	3,397,385	0.7
40,880		Zions Bancorp.	2,155,602	0.4
			119,116,355	22.4

		Health Care: 6.3%
59,510		AmerisourceBergen Corp.	5,130,357	1.0
34,510		Cigna Corp.	5,788,708	1.1
51,510	(1)	Henry Schein, Inc.	3,461,987	0.6
17,100		Humana, Inc.	4,596,993	0.9
28,620	(1)	Laboratory Corp. of America Holdings	4,629,285	0.9
41,700		Universal Health Services, Inc.	4,937,697	0.9
45,900		Zimmer Biomet Holdings, Inc.	5,004,936	0.9
			33,549,963	6.3

		Industrials: 7.8%
31,380	(2)	Acuity Brands, Inc.	4,367,782	0.8
68,750		Ametek, Inc.	5,222,937	1.0
44,790		Carlisle Cos., Inc.	4,676,524	0.9
81,260		Fortune Brands Home & Security, Inc.	4,785,401	0.9
26,220		Hubbell, Inc.	3,193,072	0.6
41,850		IDEX Corp.	5,964,044	1.1
12,870	(1)	Middleby Corp.	1,593,177	0.3
57,960		MSC Industrial Direct Co.	5,315,512	1.0
43,061		Snap-On, Inc.	6,353,220	1.2
			41,471,669	7.8

		Information Technology: 8.8%
67,280		Amphenol Corp.	5,794,826	1.1
46,290		Analog Devices, Inc.	4,218,408	0.8
80,720	(1)	Arrow Electronics, Inc.	6,217,054	1.2
87,650		CDW Corp.	6,162,671	1.2
161,516	(1)	CommScope Holding Co., Inc.	6,455,794	1.2
42,706		Jack Henry & Associates, Inc.	5,165,291	1.0
90,789	(1)	Keysight Technologies, Inc.	4,756,436	0.9
75,220	(1),(2)	Match Group, Inc.	3,342,777	0.6
54,370	(1)	Synopsys, Inc.	4,525,759	0.8
			46,639,016	8.8

		Materials: 4.3%
199,230		Ball Corp.	7,911,423	1.5

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
11,010		Sherwin-Williams Co.	$4,317,241	0.8
169,160		Silgan Holdings, Inc.	4,711,106	0.9
94,540		WestRock Co.	6,066,632	1.1
			23,006,402	4.3

		Real Estate: 11.0%
60,730		American Campus Communities, Inc.	2,345,393	0.4
120,090		American Homes 4 Rent	2,411,407	0.5
30,690		AvalonBay Communities, Inc.	5,047,277	0.9
41,690		Boston Properties, Inc.	5,137,042	1.0
213,260		Brixmor Property Group, Inc.	3,252,215	0.6
93,960	(1)	CBRE Group, Inc.	4,436,791	0.8
13,850		Essex Property Trust, Inc.	3,333,418	0.6
34,730		Federal Realty Investment Trust	4,032,500	0.8
42,510		HCP, Inc.	987,507	0.2
56,043		JBG SMITH Properties	1,889,210	0.4
179,760		Kimco Realty Corp.	2,588,544	0.5
170,852		Outfront Media, Inc.	3,201,767	0.6
91,471		Park Hotels & Resorts, Inc.	2,471,546	0.5
117,100		Rayonier, Inc.	4,119,578	0.8
46,050		Regency Centers Corp.	2,716,029	0.5
70,246		Vornado Realty Trust	4,727,556	0.9
109,820		Weyerhaeuser Co.	3,843,700	0.7
28,630		WP Carey, Inc.	1,774,774	0.3
			58,316,254	11.0

		Utilities: 8.0%
54,990		Centerpoint Energy, Inc.	1,506,726	0.3
179,560		CMS Energy Corp.	8,132,272	1.5
62,820		Edison International	3,999,121	0.8
92,070	(2)	National Fuel Gas Co.	4,737,002	0.9
59,840		Sempra Energy	6,655,405	1.2
125,810		WEC Energy Group, Inc.	7,888,287	1.5
32,080		Westar Energy, Inc.	1,687,087	0.3
180,350		Xcel Energy, Inc.	8,202,318	1.5
			42,808,218	8.0

	Total Common Stock
	(Cost $387,394,877)		519,173,211	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(3): 0.9%
223,521	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $223,564, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $228,003, due 04/19/18-09/09/49)	223,521	0.1
1,062,375	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,062,585, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,083,622, due 03/31/18-02/20/68)	1,062,375	0.2
1,062,375	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,062,587, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,083,627, due 04/17/18-07/15/32)	1,062,375	0.2
1,062,375	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $1,062,574, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,083,623, due 06/30/19-09/09/49)	1,062,375	0.2

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,062,375	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,062,587, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,083,623, due 04/02/18-02/20/68)	$1,062,375	0.2
		4,473,021	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
10,296,158	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $10,296,158)	10,296,158	1.9

	Total Short-Term Investments
	(Cost $14,769,179)	14,769,179	2.8

	Total Investments in Securities (Cost $402,164,056)	$533,942,390	100.3
	Liabilities in Excess of Other Assets	(1,545,404)	(0.3)
	Net Assets	$532,396,986	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$519,173,211	$–	$–	$519,173,211
Short-Term Investments	10,296,158	4,473,021	–	14,769,179
Total Investments, at fair value	$529,469,369	$4,473,021	$–	$533,942,390

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $403,333,786.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$151,206,280
Gross Unrealized Depreciation	(20,597,676)

Net Unrealized Appreciation	$130,608,604

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		China: 2.3%
48,990	(1)	Baidu, Inc. ADR	$10,934,078	0.6
707,983	(1)	JD.com, Inc. ADR	28,666,232	1.7
			39,600,310	2.3

		Denmark: 0.7%
176,112		FLSmidth & Co. A/S	11,386,600	0.7

		France: 6.3%
163,968		LVMH Moet Hennessy Louis Vuitton SE	50,530,596	3.0
74,660		Kering	35,808,259	2.1
388,150		Societe Generale	21,080,599	1.2
			107,419,454	6.3

		Germany: 7.1%
139,342		Allianz SE	31,499,295	1.8
173,947		Bayer AG	19,609,718	1.2
75,886	(1)	Linde AG	16,035,436	0.9
341,403		SAP SE	35,841,160	2.1
149,413		Siemens AG	19,064,717	1.1
			122,050,326	7.1

		India: 2.6%
10,333,960		DLF Ltd.	32,304,147	1.9
1,470,472		ICICI Bank Ltd. ADR	13,013,677	0.7
			45,317,824	2.6

		Italy: 0.3%
161,420		Brunello Cucinelli SpA	5,076,713	0.3

		Japan: 15.3%
437,200	(2)	Capcom Co., Ltd.	10,130,455	0.6
1,107,500		Dai-ichi Life Holdings, Inc.	20,446,085	1.2
61,200		Fanuc Ltd.	15,750,014	0.9
60,602		Keyence Corp.	37,855,531	2.2
295,400		Kyocera Corp.	16,748,620	1.0
380,000		Minebea Co., Ltd.	8,170,653	0.5
210,300	(2)	Murata Manufacturing Co., Ltd.	29,028,163	1.7
292,200		Nidec Corp.	44,972,137	2.6
43,800		Nintendo Co., Ltd.	19,459,171	1.1
303,300		Omron Corp.	17,729,872	1.0
469,100	(1)	Renesas Electronics Corp.	4,715,760	0.3
328,800	(2)	Suzuki Motor Corp.	17,851,655	1.0
226,900		TDK Corp.	20,214,226	1.2
			263,072,342	15.3

		Netherlands: 3.3%
493,363		Airbus SE	57,110,641	3.3

		Spain: 2.1%
1,142,958		Banco Bilbao Vizcaya Argentaria SA	9,051,746	0.5
849,615		Industria de Diseno Textil SA	26,710,778	1.6
			35,762,524	2.1

		Sweden: 1.2%
979,376		Assa Abloy AB	21,228,401	1.2

		Switzerland: 3.0%
989,508		Credit Suisse Group AG	16,618,812	1.0
34,666		Roche Holding AG	7,952,281	0.5
1,490,357		UBS Group AG	26,258,491	1.5
			50,829,584	3.0

		United Kingdom: 7.2%
2,760,672	(1),(2)	Circassia Pharmaceuticals Plc	3,315,471	0.2
9,176,974	(1)	Earthport PLC	1,452,471	0.1
1,746,220		International Consolidated Airlines Group SA	15,072,189	0.9
517,877		International Game Technology PLC	13,842,853	0.8
1,237,766		Prudential PLC	30,930,068	1.8
141,290		Shire PLC	7,031,963	0.4
504,954		TechnipFMC PLC	14,713,666	0.9
654,127		Unilever PLC	36,279,470	2.1
			122,638,151	7.2

		United States: 45.7%
111,680		3M Co.	24,515,994	1.4
347,250	(1),(2)	Acadia Pharmaceuticals, Inc.	7,802,707	0.5
220,173	(1)	Adobe Systems, Inc.	47,574,982	2.8
251,030		Aetna, Inc.	42,424,070	2.5
93,590	(1)	Alphabet, Inc. - Class A	97,065,932	5.7
84,180	(1)	AnaptysBio, Inc.	8,761,454	0.5
158,270		Anthem, Inc.	34,771,919	2.0
52,960	(1)	Biogen, Inc.	14,501,507	0.9
78,800	(1),(2)	BioMarin Pharmaceutical, Inc.	6,388,316	0.4
62,250	(1)	Bluebird Bio, Inc.	10,629,187	0.6
129,700	(1)	Blueprint Medicines Corp.	11,893,490	0.7
118,880	(1)	Centene Corp.	12,704,706	0.7
568,540		Citigroup, Inc.	38,376,450	2.2
511,250		Colgate-Palmolive Co.	36,646,400	2.1
78,670		Equifax, Inc.	9,268,113	0.5
228,090	(1)	Facebook, Inc.	36,446,501	2.1
333,980		FNF Group	13,365,880	0.8
192,280		Gilead Sciences, Inc.	14,495,989	0.8
202,000	(1)	GlycoMimetics, Inc.	3,278,460	0.2
110,860		Goldman Sachs Group, Inc.	27,921,200	1.6
215,190		Intuit, Inc.	37,303,186	2.2
231,120	(1),(2)	Ionis Pharmaceuticals, Inc.	10,187,770	0.6
84,280	(1),(2)	Loxo Oncology, Inc.	9,723,384	0.6
317,810	(1)	MacroGenics, Inc.	7,996,100	0.5
642,280		Maxim Integrated Products	38,678,102	2.3
696,010		Newell Brands, Inc.	17,734,335	1.0
339,792	(1)	PayPal Holdings, Inc.	25,780,019	1.5
236,970		S&P Global, Inc.	45,275,488	2.6
111,010	(1)	Sage Therapeutics, Inc.	17,880,381	1.0
209,790		Tiffany & Co.	20,488,091	1.2

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
160,090	United Parcel Service, Inc. - Class B	$16,755,019	1.0
220,280	Walt Disney Co.	22,124,923	1.3
140,960	Zimmer Biomet Holdings, Inc.	15,370,278	0.9
		784,130,333	45.7

	Total Common Stock
	(Cost $872,127,512)	1,665,623,203	97.1

PREFERRED STOCK: 1.8%
	Germany: 1.8%
327,394	Bayerische Motoren Werke AG	30,722,450	1.8

	India: 0.0%
2,078,904	(1) Zee Entertainment Enterprises Ltd.	240,333	0.0

	Total Preferred Stock
	(Cost $12,189,186)	30,962,783	1.8

	Total Long-Term Investments
	(Cost $884,316,698)	1,696,585,986	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateral(3): 2.1%
1,855,193	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,855,553, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,892,390, due 04/19/18-09/09/49)	1,855,193	0.1
8,819,237	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $8,820,977, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,995,622, due 03/31/18-02/20/68)	8,819,237	0.5
8,819,237	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $8,820,996, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $8,995,662, due 04/17/18-07/15/32)	8,819,237	0.5
8,819,237	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $8,820,996, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,995,622, due 04/02/18-02/20/68)	8,819,237	0.5
8,819,200	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $8,821,230, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,027,134, due 04/15/19-02/15/47)	8,819,200	0.5
		37,132,104	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
13,236,908	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $13,236,908)	13,236,908	0.8

	Total Short-Term Investments
	(Cost $50,369,012)	50,369,012	2.9

	Total Investments in Securities (Cost $934,685,710)	$1,746,954,998	101.8
	Liabilities in Excess of Other Assets	(31,061,101)	(1.8)
	Net Assets	$1,715,893,897	100.0

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	28.5%
Financials	16.9
Consumer Discretionary	15.8
Health Care	15.7
Industrials	14.1
Consumer Staples	4.2
Real Estate	1.9
Energy	0.9
Materials	0.9
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
China	$39,600,310	$–	$–	$39,600,310
Denmark	–	11,386,600	–	11,386,600
France	–	107,419,454	–	107,419,454
Germany	–	122,050,326	–	122,050,326
India	13,013,677	32,304,147	–	45,317,824
Italy	–	5,076,713	–	5,076,713
Japan	–	263,072,342	–	263,072,342
Netherlands	–	57,110,641	–	57,110,641
Spain	–	35,762,524	–	35,762,524
Sweden	–	21,228,401	–	21,228,401
Switzerland	–	50,829,584	–	50,829,584
United Kingdom	17,158,324	105,479,827	–	122,638,151
United States	784,130,333	–	–	784,130,333
Total Common Stock	853,902,644	811,720,559	–	1,665,623,203
Preferred Stock	240,333	30,722,450	–	30,962,783
Short-Term Investments	13,236,908	37,132,104	–	50,369,012
Total Investments, at fair value	$867,379,885	$879,575,113	$–	$1,746,954,998

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $19,494,925 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Cost for federal income tax purposes was $956,506,796.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$815,196,474
Gross Unrealized Depreciation	(24,673,246)

Net Unrealized Appreciation	$790,523,228

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 75.4%
		Basic Materials: 4.2%
300,000	(1)	Ausdrill Finance Pty Ltd., 6.875%, 11/01/2019	$304,560	0.3
389,000		CF Industries, Inc., 3.450%, 06/01/2023	374,899	0.4
300,000		Coeur Mining, Inc., 5.875%, 06/01/2024	299,625	0.3
130,000		Commercial Metals Co., 5.375%, 07/15/2027	128,375	0.1
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	246,875	0.2
225,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	214,312	0.2
250,000	(1)	GCP Applied Technologies, Inc., 5.500%, 04/15/2026	249,687	0.2
60,000		Hexion, Inc., 6.625%, 04/15/2020	56,250	0.1
75,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	78,187	0.1
100,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	106,125	0.1
207,000	(1)	Ingevity Corp., 4.500%, 02/01/2026	199,755	0.2
435,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	452,400	0.5
280,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/2023	312,200	0.3
450,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	432,990	0.4
170,000		Olin Corp., 5.000%, 02/01/2030	162,988	0.2
145,000	(1)	Tronox Finance LLC, 7.500%, 03/15/2022	150,527	0.2
270,000		United States Steel Corp., 6.250%, 03/15/2026	269,663	0.3
110,000		Valvoline, Inc., 4.375%, 08/15/2025	106,975	0.1
			4,146,393	4.2

		Communications: 11.8%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	198,500	0.2
200,000	(1)	Altice France SA/France, 6.000%, 05/15/2022	195,750	0.2
200,000	(1)	Altice US Finance I Corp., 5.375%, 07/15/2023	203,100	0.2
365,000	(2),(3)	Avaya, Inc., 0.000%, 04/01/2019	–	–
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	197,925	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	495,531	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	309,228	0.3
380,000		CenturyLink, Inc., 6.450%, 06/15/2021	389,500	0.4
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	147,637	0.1
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	122,100	0.1
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	189,418	0.2
200,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	192,000	0.2
102,000		DISH DBS Corp., 5.875%, 07/15/2022	97,792	0.1
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	97,250	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	432,900	0.4
330,000		Frontier Communications Corp., 11.000%, 09/15/2025	248,944	0.2
250,000		GCI, Inc., 6.750%, 06/01/2021	253,437	0.3
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	242,500	0.2
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	242,775	0.2
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	408,256	0.4
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	652,050	0.7
195,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	190,613	0.2
1,445,000	(2)	Millicom International Cellular S.A. Escrow, 0.000%, 11/15/2026	–	–
526,000		Netflix, Inc., 4.375%, 11/15/2026	499,700	0.5
350,000		Quebecor Media, Inc., 5.750%, 01/15/2023	360,500	0.4
322,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	304,290	0.3
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,720,175	1.7
275,000		Sprint Corp., 7.625%, 03/01/2026	269,156	0.3
95,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	95,713	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	135,525	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	261,025	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
70,000		T-Mobile USA, Inc., 6.500%, 01/15/2024	$73,500	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	479,250	0.5
480,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	497,400	0.5
771,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	659,005	0.7
335,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/2025	311,550	0.3
317,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.750%, 12/15/2024	189,408	0.2
375,000		Windstream Services LLC, 6.375%, 08/01/2023	216,563	0.2
200,000		Windstream Services LLC, 7.750%, 10/15/2020	168,000	0.2
			11,747,966	11.8

		Consumer, Cyclical: 11.9%
280,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	278,516	0.3
200,000	(1)	Aramark Services, Inc., 5.000%, 02/01/2028	196,250	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	342,537	0.3
225,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	209,531	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/2025	567,150	0.6
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/2022	75,600	0.1
230,000	(1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	230,000	0.2
125,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	127,656	0.1
300,000		Eldorado Resorts, Inc., 6.000%, 04/01/2025	306,000	0.3
360,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/2023	364,500	0.4
250,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	252,500	0.3
230,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	239,200	0.2
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/2026	341,687	0.3
203,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	205,284	0.2
165,000		Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/2024	175,931	0.2
180,000	(1)	International Automotive Components Group SA, 9.125%, 06/01/2018	171,225	0.2
300,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	322,875	0.3
248,000	(1)	JB Poindexter & Co., Inc., 9.000%, 04/01/2022	255,874	0.3
100,000	(1)	JC Penney Corp., Inc., 8.625%, 03/15/2025	94,250	0.1
400,000		KB Home, 7.000%, 12/15/2021	430,500	0.4
245,000		KB Home, 7.500%, 09/15/2022	270,112	0.3
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	204,231	0.2
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	204,744	0.2
150,000		L Brands, Inc., 5.250%, 02/01/2028	141,562	0.1
250,000		Lennar Corp., 4.500%, 06/15/2019	251,875	0.3
465,000		Lennar Corp., 4.750%, 11/15/2022	469,650	0.5
130,000	(1)	Lennar Corp., 5.375%, 10/01/2022	134,225	0.1
100,000		LKQ Corp., 4.750%, 05/15/2023	100,000	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/2024	316,200	0.3
230,000		Meritage Homes Corp., 5.125%, 06/06/2027	217,925	0.2
240,000	(1)	Meritage Homes Corp., 6.000%, 06/01/2025	247,236	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/2022	159,138	0.2
200,000	(1)	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	207,000	0.2
466,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	266,785	0.3
280,000		PulteGroup, Inc., 5.000%, 01/15/2027	273,266	0.3
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	195,000	0.2
595,000		Scientific Games International, Inc., 10.000%, 12/01/2022	642,972	0.6
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	366,716	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
400,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	$386,000	0.4
169,000	(1)	TI Group Automotive Systems LLC, 8.750%, 07/15/2023	178,295	0.2
255,000	(1)	Titan International, Inc., 6.500%, 11/30/2023	263,288	0.3
190,000		TRI Pointe Group, Inc., 5.250%, 06/01/2027	181,213	0.2
508,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	482,600	0.5
305,000	(1)	Viking Cruises Ltd, 6.250%, 05/15/2025	306,525	0.3
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	143,250	0.1
			11,796,874	11.9

		Consumer, Non-cyclical: 11.4%
80,000	(1)	Alliance One International, Inc., 8.500%, 04/15/2021	83,600	0.1
285,000		Alliance One International, Inc., 9.875%, 07/15/2021	277,519	0.3
250,000	(1)	APTIM Corp., 7.750%, 06/15/2025	216,875	0.2
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	192,250	0.2
94,000	(1)	Avantor, Inc., 6.000%, 10/01/2024	93,765	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/2021	213,187	0.2
446,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	414,780	0.4
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	203,685	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	236,875	0.2
130,000	(1)	Charles River Laboratories International, Inc., 5.500%, 04/01/2026	132,437	0.1
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	78,731	0.1
80,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/2022	46,700	0.1
375,000	(1)	Cimpress NV, 7.000%, 04/01/2022	392,812	0.4
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	222,750	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	144,500	0.1
171,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	179,550	0.2
738,000		HCA, Inc., 5.375%, 02/01/2025	741,690	0.7
35,000	(1)	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/2024	37,450	0.0
416,000		Horizon Pharma, Inc., 6.625%, 05/01/2023	416,000	0.4
400,000		Ingles Markets, Inc., 5.750%, 06/15/2023	401,880	0.4
400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	384,500	0.4
450,000		Kindred Healthcare, Inc., 6.375%, 04/15/2022	453,375	0.5
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/2020	255,300	0.3
80,000	(1)	Lamb Weston Holdings, Inc., 4.625%, 11/01/2024	79,700	0.1
80,000	(1)	Lamb Weston Holdings, Inc., 4.875%, 11/01/2026	79,500	0.1
345,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	342,413	0.3
96,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	90,480	0.1
500,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	479,375	0.5
510,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	532,950	0.5
135,000		Service Corp. International/US, 4.625%, 12/15/2027	130,613	0.1
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	202,711	0.2
360,000		Tenet Healthcare Corp., 4.375%, 10/01/2021	355,500	0.4
60,000		United Rentals North America, Inc., 4.625%, 10/15/2025	58,500	0.1
60,000		United Rentals North America, Inc., 4.875%, 01/15/2028	58,050	0.1
525,000		United Rentals North America, Inc., 5.750%, 11/15/2024	548,520	0.6
135,000		Universal Hospital Services, Inc., 7.625%, 08/15/2020	136,688	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	195,450	0.2
1,709,000	(1)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,523,146	1.5
95,000	(1)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	98,444	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
125,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	$130,781	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	528,281	0.5
			11,391,313	11.4

		Energy: 17.0%
150,000		Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	156,937	0.2
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	203,580	0.2
300,000		Andeavor, 5.375%, 10/01/2022	307,875	0.3
135,000		Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/2024	136,687	0.1
212,000		Antero Resources Corp., 5.000%, 03/01/2025	213,590	0.2
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/2021	528,281	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	49,875	0.1
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	362,987	0.4
201,000	(1)	Calfrac Holdings L.P., 7.500%, 12/01/2020	198,236	0.2
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/2021	341,250	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	173,687	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	516,057	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	105,000	0.1
104,000	(1)	Chesapeake Energy Corp., 8.000%, 12/15/2022	110,110	0.1
142,000	(3)	Cobalt International Energy, Inc., 10.750%, 12/01/2021	155,845	0.2
200,000		Concho Resources, Inc., 4.375%, 01/15/2025	202,972	0.2
249,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	249,000	0.3
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/2019	89,550	0.1
102,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	98,940	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	330,281	0.3
285,000	(1)	Delek Logistics Partners L.P., 6.750%, 05/15/2025	289,275	0.3
110,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	109,725	0.1
115,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	115,000	0.1
200,000		Energy Transfer Equity L.P., 4.250%, 03/15/2023	195,000	0.2
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/2024	305,325	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	55,902	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/2044	174,221	0.2
90,000		Ensco PLC, 7.750%, 02/01/2026	82,800	0.1
150,000	(1)	Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/2025	159,375	0.2
250,000		FTS International, Inc., 6.250%, 05/01/2022	251,875	0.3
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	200,550	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	229,505	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/2022	103,125	0.1
245,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	252,350	0.3
300,000		Gulfport Energy Corp., 6.000%, 10/15/2024	286,125	0.3
115,000		Gulfport Energy Corp., 6.375%, 05/15/2025	111,119	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
10,000		Gulfport Energy Corp., 6.625%, 05/01/2023	$10,150	0.0
36,000		Halcon Resources Corp., 6.750%, 02/15/2025	35,550	0.0
160,000	(1)	Halcon Resources Corp., 6.750%, 02/15/2025	157,000	0.2
450,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	444,375	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	228,850	0.2
361,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	342,048	0.3
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	97,375	0.1
220,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	182,600	0.2
80,000		Murphy Oil Corp., 6.875%, 08/15/2024	83,600	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	258,750	0.3
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	161,595	0.2
330,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022	335,524	0.3
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	230,575	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	200,500	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	218,138	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	416,000	0.4
400,000	(1)	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	407,000	0.4
200,000	(1)	Precision Drilling Corp., 7.125%, 01/15/2026	198,500	0.2
220,000		QEP Resources, Inc., 5.625%, 03/01/2026	208,450	0.2
275,000		Range Resources Corp., 5.000%, 03/15/2023	265,045	0.3
70,000		Rowan Cos, Inc., 4.875%, 06/01/2022	64,050	0.1
596,000		Rowan Cos, Inc., 5.400%, 12/01/2042	420,180	0.4
21,000		Rowan Cos, Inc., 5.850%, 01/15/2044	15,015	0.0
125,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	129,875	0.1
245,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	268,058	0.3
55,000		Sanchez Energy Corp., 6.125%, 01/15/2023	40,391	0.0
110,000	(1)	Sanchez Energy Corp., 7.250%, 02/15/2023	110,825	0.1
360,000		Sanchez Energy Corp., 7.750%, 06/15/2021	333,000	0.3
85,000	(1)	SESI LLC, 7.750%, 09/15/2024	88,188	0.1
180,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	181,125	0.2
35,000		SM Energy Co., 6.125%, 11/15/2022	35,175	0.0
260,000		SM Energy Co., 6.750%, 09/15/2026	258,700	0.3
120,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	114,900	0.1
250,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	241,563	0.2
100,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	96,875	0.1
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	322,856	0.3
84,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	80,430	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/2023	217,150	0.2
300,000	(1)	TerraForm Power Operating LLC, 4.250%, 01/31/2023	289,125	0.3
255,000	(1)	TerraForm Power Operating LLC, 5.000%, 01/31/2028	242,888	0.2
200,000		TransMontaigne Partners L.P. / TLP Finance Corp., 6.125%, 02/15/2026	201,500	0.2
270,000	(1)	Trinidad Drilling Ltd, 6.625%, 02/15/2025	253,125	0.3
125,000	(1)	Whiting Petroleum Corp., 6.625%, 01/15/2026	126,094	0.1
330,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	333,950	0.3
150,000		Williams Cos, Inc./The, 5.750%, 06/24/2044	159,375	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	200,000		WPX Energy, Inc., 5.250%, 09/15/2024	$198,000	0.2
	101,000		WPX Energy, Inc., 7.500%, 08/01/2020	108,575	0.1
	80,000		WPX Energy, Inc., 8.250%, 08/01/2023	90,000	0.1
				16,954,625	17.0

			Financial: 8.1%
	500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	511,250	0.5
	200,000		Ally Financial, Inc., 4.625%, 05/19/2022	203,500	0.2
	280,000		Ally Financial, Inc., 4.625%, 03/30/2025	277,550	0.3
	235,000		Credit Suisse Group AG, 7.125%, 12/31/2199	245,869	0.2
	190,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/2024	190,712	0.2
	40,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/2027	40,000	0.0
	195,000		Equinix, Inc., 5.375%, 04/01/2023	200,119	0.2
	600,000		Fly Leasing Ltd., 6.375%, 10/15/2021	624,750	0.6
	620,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	637,050	0.6
	260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	249,925	0.3
	300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	292,125	0.3
	250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/2024	249,062	0.3
	250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 6.200%, (T-BILL 3MO + 4.500%), 04/30/2018	250,887	0.3
	250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 10.950%, (T-BILL 3MO + 9.250%), 12/06/2019	252,312	0.3
	130,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	127,764	0.1
	185,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	189,627	0.2
	100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/2018	100,563	0.1
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	585,062	0.6
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/2022	128,203	0.1
	295,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	302,375	0.3
	308,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	309,925	0.3
	120,000	(1)	Quicken Loans, Inc., 5.750%, 05/01/2025	120,300	0.1
	600,000		Royal Bank of Scotland Group PLC, 8.000%, 12/31/2199	659,250	0.7
	200,000	(1)	Societe Generale SA, 7.375%, 12/31/2199	213,250	0.2
	250,000	(1)	Tailwind Re Ltd. 2017-1, 8.950%, (T-BILL 3MO + 7.250%), 01/08/2025	251,663	0.3
	235,000		UBS Group AG, 7.125%, 12/31/2199	248,088	0.2
	335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	323,275	0.3
	250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 5.250%, 12/10/2020	252,013	0.3
				8,036,469	8.1

			Industrial: 6.0%
	405,000		AECOM, 5.875%, 10/15/2024	425,756	0.4
	80,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	78,300	0.1
	250,000	(1)	Amsted Industries, Inc., 5.000%, 03/15/2022	251,250	0.2
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	251,250	0.3
	100,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	103,875	0.1
EUR	100,000	(4)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	130,120	0.1
	80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	80,600	0.1
	220,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	221,650	0.2
	90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	96,075	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Industrial: (continued)
	384,000		Ball Corp., 5.250%, 07/01/2025	$396,960	0.4
EUR	160,000		Belden, Inc., 3.875%, 03/15/2028	191,458	0.2
	140,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	141,225	0.1
	205,000	(1)	Coveris Holdings SA, 7.875%, 11/01/2019	206,537	0.2
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	716,800	0.7
	110,000	(1)	DAE Funding LLC, 4.500%, 08/01/2022	104,637	0.1
	150,000		Engility Corp., 8.875%, 09/01/2024	156,518	0.2
	100,000		EnPro Industries, Inc., 5.875%, 09/15/2022	103,875	0.1
	360,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	354,600	0.4
	205,000		Griffon Corp., 5.250%, 03/01/2022	206,599	0.2
	215,000	(1)	Itron, Inc., 5.000%, 01/15/2026	212,377	0.2
	225,000	(1)	Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025	233,156	0.2
	265,000		MasTec, Inc., 4.875%, 03/15/2023	263,675	0.3
	150,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	156,000	0.2
	125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	125,313	0.1
	120,000	(1)	RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/2025	116,700	0.1
	96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	98,243	0.1
	200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	165,000	0.2
	75,000	(1)	TTM Technologies, Inc., 5.625%, 10/01/2025	74,813	0.1
	185,000	(1)	USG Corp., 4.875%, 06/01/2027	187,313	0.2
	150,000	(1)	Waste Pro USA, Inc., 5.500%, 02/15/2026	148,500	0.1
				5,999,175	6.0

			Technology: 2.7%
	435,000		Diebold Nixdorf, Inc., 8.500%, 04/15/2024	459,469	0.4
	80,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	78,409	0.1
	570,000	(1)	First Data Corp., 5.750%, 01/15/2024	575,700	0.6
	155,000	(1)	First Data Corp., 7.000%, 12/01/2023	163,331	0.2
	200,000	(2),(3)	Midway Games, Inc., 0.000%, 06/01/2021	–	–
	160,000	(1)	MSCI, Inc., 4.750%, 08/01/2026	158,800	0.1
	265,000		NCR Corp., 5.000%, 07/15/2022	266,325	0.3
	160,000		NCR Corp., 6.375%, 12/15/2023	166,400	0.2
	200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	206,190	0.2
	200,000	(1)	Quintiles IMS, Inc., 5.000%, 10/15/2026	199,676	0.2
	400,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	396,000	0.4
				2,670,300	2.7

			Utilities: 2.3%
	200,000		AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.500%, 05/20/2025	194,000	0.2
	200,000	(1)	Calpine Corp., 5.250%, 06/01/2026	193,750	0.2
	580,000		Calpine Corp., 5.750%, 01/15/2025	532,150	0.5
	361,000	(1)	Dynegy, Inc., 8.000%, 01/15/2025	394,392	0.4
	65,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/2024	63,213	0.1
	695,000		NRG Energy, Inc., 6.625%, 01/15/2027	714,113	0.7
	184,505	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	203,416	0.2
				2,295,034	2.3

		Total Corporate Bonds/Notes
		(Cost $75,536,533)		75,038,149	75.4

FOREIGN GOVERNMENT BONDS: –%
	15,383	(2),(3),(4)	Mashantucket Western Pequot Tribe, 6.500% (PIK Rate 5.500%, Cash Rate 0.000%), 07/01/2036	–	–

		Total Foreign Government Bonds
		(Cost $2,319)		–	–

CONVERTIBLE BONDS/NOTES: 7.5%
			Communications: 0.9%
	125,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	130,161	0.1
	319,000		DISH Network Corp., 2.375%, 03/15/2024	283,684	0.3
	215,000		Finisar Corp., 0.500%, 12/15/2033	211,777	0.2
	50,000		FireEye, Inc., 1.000%, 06/01/2035	47,671	0.1
	50,000		FireEye, Inc., 1.625%, 06/01/2035	46,898	0.0

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Communications: (continued)
150,000		Zillow Group, Inc., 2.000%, 12/01/2021	$182,045	0.2
			902,236	0.9

		Consumer, Cyclical: 0.3%
310,000		KB Home, 1.375%, 02/01/2019	352,431	0.3

		Consumer, Non-cyclical: 3.6%
406,000		Alder Biopharmaceuticals, Inc., 2.500%, 02/01/2025	375,248	0.4
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/2020	116,928	0.1
185,000		BioMarin Pharmaceutical, Inc., 0.599%, 08/01/2024	174,131	0.2
330,000		Cardtronics, Inc., 1.000%, 12/01/2020	308,169	0.3
180,000		Endologix, Inc., 2.250%, 12/15/2018	173,025	0.2
205,000		Endologix, Inc., 3.250%, 11/01/2020	177,325	0.2
390,000		Innoviva, Inc., 2.125%, 01/15/2023	419,410	0.4
166,000		Insmed, Inc., 1.750%, 01/15/2025	146,779	0.1
200,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	209,750	0.2
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/2023	102,638	0.1
205,000		Medicines Co/The, 2.500%, 01/15/2022	236,818	0.2
140,000		Medicines Co/The, 2.750%, 07/15/2023	135,117	0.1
205,000		NuVasive, Inc., 2.250%, 03/15/2021	226,204	0.2
205,000		Quidel Corp., 3.250%, 12/15/2020	355,614	0.4
470,000		Wright Medical Group, Inc., 2.000%, 02/15/2020	468,237	0.5
			3,625,393	3.6

		Energy: 0.4%
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/2028	126,267	0.1
260,000		Whiting Petroleum Corp., 1.250%, 04/01/2020	246,022	0.3
			372,289	0.4

		Industrial: 0.7%
68,000	(1)	Air Transport Services Group, Inc., 1.125%, 10/15/2024	68,520	0.1
182,000		Dycom Industries, Inc., 0.750%, 09/15/2021	231,274	0.2
332,000	(5)	General Cable Corp., 4.500%, 11/15/2029	351,671	0.4
			651,465	0.7

		Technology: 1.6%
110,000	(6)	Akamai Technologies, Inc., -3.050%, 02/15/2019	113,022	0.1
85,000		Citrix Systems, Inc., 0.500%, 04/15/2019	112,106	0.1
175,000		Microchip Technology, Inc., 1.625%, 02/15/2027	207,764	0.2
120,000		Nuance Communications, Inc., 1.000%, 12/15/2035	114,420	0.1
190,000		ON Semiconductor Corp., 1.000%, 12/01/2020	272,114	0.3
250,000	(1)	ON Semiconductor Corp., 1.625%, 10/15/2023	343,314	0.4
90,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	104,400	0.1
110,000	(1)	Synaptics, Inc., 0.500%, 06/15/2022	104,019	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/2019	194,265	0.2
			1,565,424	1.6

	Total Convertible Bonds/Notes
	(Cost $7,029,419)		7,469,238	7.5

BANK LOANS: 5.0%
		Auto Parts & Equipment: 0.6%
128,050		American Axle & Manufacturing Holdings, Inc. - Term Loan A, 4.130%, (US0003M + 2.000%), 04/06/2024	128,730	0.1
99,599		Federal-Mogul Holdings Corporation New Term Loan C, 5.630%, (US0003M + 3.750%), 04/15/2021	100,336	0.1
367,046		Tower Automotive Holdings Term Loan B1, 4.500%, (US0003M + 2.750%), 03/07/2024	367,963	0.4
			597,029	0.6

		Building Materials: 0.2%
206,336		Builders FirstSource, Inc., 5.302%, (US0003M + 3.000%), 02/29/2024	207,442	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Cable & Satellite Television: 0.3%
269,328		Virgin Media Bristol LLC 2017 USD Term Loan, 4.277%, (US0003M + 2.500%), 01/15/2026	$271,011	0.3

		Computers: 0.1%
122,799		DynCorp International, Inc. Term Loan B2 1L, 7.808%, (US0003M + 600.000%), 07/07/2020	123,567	0.1

		Cosmetics/Personal Care: 0.3%
386,967		Revlon Consumer Products Corp. TL B 1L, 5.377%, (US0003M + 3.500%), 09/07/2023	308,284	0.3

		Entertainment: 0.3%
275,000	(2)	Boyne USA Inc. - Bridge Loan, 0.000%, (US0003M + 6.000%), 03/08/2024	275,000	0.3

		Forest Products & Paper: 0.3%
262,350		Caraustar Industries, Inc. - TL 1L, 7.802%, (US0003M + 5.500%), 03/14/2022	263,662	0.3

		Healthcare - Services: 0.8%
770,000	(2)	Centene Corp. - Bridge Loan, 0.000%, (US0003M + 3.500%), 10/16/2018	770,000	0.8

		Insurance: 0.4%
70,676		Alliant Holdings I, Inc. 2015 Term Loan B, 5.127%, (US0003M + 3.250%), 08/12/2022	71,186	0.1
311,611		Confie Seguros Holding II - TL B 1L, 7.234%, (US0003M + 4.750%), 04/19/2022	311,562	0.3
			382,748	0.4

		Lodging: 0.1%
59,573		Golden Nugget, Inc. - TL 1L, 5.039%, (US0003M + 3.250%), 10/04/2023	60,150	0.1

		Media: 0.5%
442,125		McGraw-Hill Global Education Holdings, LLC, 5.877%, (US0003M + 4.000%), 05/04/2022	437,255	0.4
56,901		Univision Communications Inc. Term Loan C5, 4.627%, (US0003M + 2.750%), 03/15/2024	56,091	0.1
			493,346	0.5

		Metal Fabricate/Hardware: 0.3%
309,507		Zekelman Industries, Inc. Term Loan B, 4.999%, (US0003M + 3.500%), 06/14/2021	311,558	0.3

		Oil & Gas: 0.3%
325,000		Gavilan Resources LLC - TL 2L, 7.786%, (US0003M + 6.000%), 03/01/2024	326,148	0.3

		Retail: 0.2%
220,402		Camping World TL B 1L, 4.702%, (US0003M + 3.750%), 11/23/2023	221,173	0.2

		Retailers (Except Food & Drug): 0.2%
249,351		Neiman Marcus Group, Inc. - TL 1L, 4.941%, (US0003M + 3.250%), 10/25/2020	216,078	0.2

		Telecommunications: 0.1%
107,489		West Corp. - TL 1L, 5.877%, (US0003M + 4.000%), 10/10/2024	108,452	0.1

	Total Bank Loans
	(Cost $4,962,772)		4,935,648	5.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 3.0%
		Consumer Discretionary: 0.5%
24,014		Ford Motor Co.	266,075	0.3
1,476	(1),(2),(7)	Perseus Holding Corp.	–	–
4,139		Starbucks Corp.	239,607	0.2
			505,682	0.5

		Energy: 0.0%
424,441	(2),(7)	Ascent Resources - Utica LLC	5,093	0.0
93	(7)	Midstates Petroleum Co., Inc.	1,240	0.0
30	(7)	SilverBow Resources, Inc.	873	0.0
			7,206	0.0

		Financials: 0.2%
2,083		Capital One Financial Corp.	199,593	0.2

		Health Care: 1.2%
2,581		Aetna, Inc.	436,189	0.5
794		Allergan plc	133,622	0.1
15,129	(7)	BioScrip, Inc.	37,218	0.0
1,411		Cigna Corp.	236,681	0.2
4,917	(7)	Emergent Biosolutions, Inc.	258,880	0.3
2,206	(7)	Mylan NV	90,821	0.1
			1,193,411	1.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 0.1%
5,836	(2),(7)	Liberty Tire Recycling	$–	–
2,062	(7)	United Continental Holdings, Inc.	143,247	0.1
			143,247	0.1

		Information Technology: 0.2%
7,059	(7)	NCR Corp.	222,500	0.2

		Materials: 0.1%
1,018		LyondellBasell Industries NV - Class A	107,582	0.1

		Real Estate: 0.7%
27,816		Forest City Realty Trust, Inc.	563,552	0.6
5,760	(7)	Uniti Group, Inc.	93,600	0.1
			657,152	0.7

	Total Common Stock
	(Cost $2,416,394)		3,036,373	3.0

PREFERRED STOCK: 1.5%
		Consumer Discretionary: –%
775	(1),(2),(7)	Perseus Holding Corp.	–	–

		Financials: 1.5%
470	(7)	Bank of America Corp.	606,042	0.6
3,542	(7),(8)	GMAC Capital Trust I	92,021	0.1
602	(7)	Wells Fargo & Co.	776,580	0.8
			1,474,643	1.5

		Health Care: 0.0%
44	(2),(7)	BioScrip, Inc.	3,960	0.0

	Total Preferred Stock
	(Cost $1,422,347)		1,478,603	1.5

WARRANTS: –%
		Energy: –%
659	(2),(7)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(2),(7)	BioScrip, Inc. - Class A	–	–
126	(2),(7)	BioScrip, Inc. - Class B	–	–
			–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $91,369,784)		91,958,011	92.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
	U.S. Treasury Bills: 6.5%
1,500,000	United States Treasury Bill, 0.990%, 04/05/2018	1,499,798	1.5
1,500,000	United States Treasury Bill, 1.490%, 04/19/2018	1,498,846	1.5
3,485,000	United States Treasury Bill, 1.760%, 04/26/2018	3,481,306	3.5
		6,479,950	6.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
304,925	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $304,925)	304,925	0.3

	Total Short-Term Investments
	(Cost $6,784,562)	6,784,875	6.8

	Total Investments in Securities (Cost $98,154,346)	$98,742,886	99.2
	Assets in Excess of Other Liabilities	832,950	0.8
	Net Assets	$99,575,836	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Rate shown is the 7-day yield as of March 31, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
T-BILL 3MO	3-month U.S. Treasury Bill
US0003M	3-month LIBOR

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$505,682	$–	$–	$505,682
Energy	2,113	–	5,093	7,206
Financials	199,593	–	–	199,593
Health Care	1,193,411	–	–	1,193,411
Industrials	143,247	–	–	143,247
Information Technology	222,500	–	–	222,500
Materials	107,582	–	–	107,582
Real Estate	657,152	–	–	657,152
Total Common Stock	3,031,280	–	5,093	3,036,373
Preferred Stock	1,474,643	–	3,960	1,478,603
Warrants	–	–	–	–
Corporate Bonds/Notes	–	75,038,149	–	75,038,149
Bank Loans	–	3,890,648	1,045,000	4,935,648
Foreign Government Bonds	–	–	–	–
Convertible Bonds/Notes	–	7,469,238	–	7,469,238
Short-Term Investments	304,925	6,479,950	–	6,784,875
Total Investments, at fair value	$4,810,848	$92,877,985	$1,054,053	$98,742,886
Other Financial Instruments+
Centrally Cleared Swaps	–	1,768	–	1,768
Futures	123,927	–	–	123,927
Total Assets	$4,934,775	$92,879,753	$1,054,053	$98,868,581

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2018.

Investments, at fair value	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input*

Bank Loans
Boyne USA Inc. - Bridge Loan	$275,000	Market approach	Transaction Price	$100.00	Increase
Centene Corp. - Bridge Loan	770,000	Market approach	Transaction Price	$100.00	Increase
Total Bank Loans	$1,045,000

Common Stock
Ascent Resources - Utica LLC	$5,093	Enterprise Value	Enterprise Value to Sales Multiple	$0.012	Increase
Total Common Stock	$5,093

Preferred Stock
BioScrip, Inc.	$3,960	Model price	Proprietary Data Used In Model	$90.00	Increase
Total Preferred Stock	$3,960

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2018
Asset Table
Investments, at fair value
Bank Loans	$-	$1,045,000	$-	$-	$-	-	$-	$-	$1,045,000
Common Stock	5,093	-	-	-	-	-	-	-	5,093
Preferred Stock	4,308	-	-	-	-	(348)	-	-	3,960
Total Investments, at value	$9,401	$1,045,000	$-	$-	$-	$(348)	$-	$-	$1,054,053

* As of March 31, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(348).

At March 31, 2018, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(17)	06/15/18	$(2,246,550)	$123,927
			$(2,246,550)	$123,927

At March 31, 2018, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 23, Version 6	Sell	0.000	12/20/19	USD	1,078,963	$48,829	$591
CDX North American High Yield Index, Series 25, Version 4	Sell	0.000	12/20/20	USD	2,003,050	112,257	1,177
						$161,086	$1,768

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$1,768
Equity contracts	Futures contracts	123,927
Total Asset Derivatives		$125,695

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $98,606,729.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,508,100
Gross Unrealized Depreciation	(3,086,931)

Net Unrealized Appreciation	$421,169

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 15.6%
32,194	(1),(2)	Altice USA, Inc.	$594,945	0.1
60,700		Aramark	2,401,292	0.2
2,600	(2)	Autozone, Inc.	1,686,594	0.2
42,000		BorgWarner, Inc.	2,109,660	0.2
20,900	(2)	Bright Horizons Family Solutions, Inc.	2,084,148	0.2
45,000	(2)	Burlington Stores, Inc.	5,991,750	0.6
64,500	(2)	Carmax, Inc.	3,995,130	0.4
15,400		Carter's, Inc.	1,603,140	0.2
27,400		Choice Hotels International, Inc.	2,196,110	0.2
57,000	(2)	Ctrip.com International Ltd. ADR	2,657,340	0.3
85,000		Delphi Automotive PLC	7,222,450	0.7
97,000		Dollar General Corp.	9,074,350	0.9
73,300	(2)	Dollar Tree, Inc.	6,956,170	0.7
19,500		Domino's Pizza, Inc.	4,554,420	0.4
87,400	(1)	Dunkin' Brands Group, Inc.	5,216,906	0.5
98,900		Extended Stay America, Inc.	1,955,253	0.2
18,700		Ferrari NV	2,253,724	0.2
28,000	(2)	Five Below, Inc.	2,053,520	0.2
17,200	(2)	Grand Canyon Education, Inc.	1,804,624	0.2
53,233		Hilton Worldwide Holdings, Inc.	4,192,631	0.4
68,300		Interpublic Group of Cos., Inc.	1,572,949	0.2
28,400		L Brands, Inc.	1,085,164	0.1
27,600	(2)	Lululemon Athletica, Inc.	2,459,712	0.2
109,700		MGM Resorts International	3,841,694	0.4
48,500	(2)	Michaels Cos, Inc.	955,935	0.1
22,700	(2)	Mohawk Industries, Inc.	5,271,394	0.5
52,800		Newell Brands, Inc.	1,345,344	0.1
33,100	(2)	Norwegian Cruise Line Holdings Ltd.	1,753,307	0.2
1,360	(2)	NVR, Inc.	3,808,000	0.4
41,100		Omnicom Group	2,986,737	0.3
25,400	(2)	O'Reilly Automotive, Inc.	6,283,452	0.6
25,900	(1)	Papa John's International, Inc.	1,484,070	0.1
6,600		Polaris Industries, Inc.	755,832	0.1
14,100		PVH Corp.	2,135,163	0.2
51,100		Restaurant Brands International, Inc.	2,908,612	0.3
130,000		Ross Stores, Inc.	10,137,400	1.0
23,600		Royal Caribbean Cruises Ltd.	2,778,664	0.3
116,500		Service Corp. International	4,396,710	0.4
26,300	(2)	Sotheby's	1,349,453	0.1
104,900		Tapestry, Inc.	5,518,789	0.5
32,500		Tiffany & Co.	3,173,950	0.3
60,400		Toll Brothers, Inc.	2,612,300	0.3
28,300		Tractor Supply Co.	1,783,466	0.2
19,300	(2)	Ulta Beauty, Inc.	3,942,411	0.4
15,020	(2)	Wayfair, Inc.	1,014,301	0.1
8,200		Whirlpool Corp.	1,255,502	0.1
29,100	(1)	Williams-Sonoma, Inc.	1,535,316	0.2
16,100		Wynn Resorts Ltd.	2,935,996	0.3
53,500		Yum China Holdings, Inc.	2,220,250	0.2
47,500		Yum! Brands, Inc.	4,043,675	0.4
			157,949,705	15.6

		Consumer Staples: 5.2%
80,875		Brown-Forman Corp. - Class B	4,399,600	0.4
19,600		Casey's General Stores, Inc.	2,151,492	0.2
112,600		Church & Dwight Co., Inc.	5,670,536	0.6
40,400		Clorox Co.	5,377,644	0.5
57,600		Conagra Brands, Inc.	2,124,288	0.2
58,000		Dr Pepper Snapple Group, Inc.	6,866,040	0.7
25,400		Energizer Holdings, Inc.	1,513,332	0.1
56,900		Hershey Co.	5,630,824	0.6
74,300	(1)	Hormel Foods Corp.	2,549,976	0.3
52,800		McCormick & Co., Inc.	5,617,392	0.6
61,400		Pinnacle Foods, Inc.	3,321,740	0.3
10,700		Pricesmart, Inc.	893,985	0.1
55,800	(2)	Sprouts Farmers Market, Inc.	1,309,626	0.1
64,300		Tyson Foods, Inc.	4,706,117	0.5
			52,132,592	5.2

		Energy: 1.7%
19,600		Andeavor	1,970,976	0.2
75,100		Cabot Oil & Gas Corp.	1,800,898	0.2
14,800	(2)	Centennial Resource Development, Inc.	271,580	0.0
39,637	(2)	Centennial Resource Development, Inc.	727,339	0.1
56,000	(2)	Centennial Resource Development, Inc./DE	1,027,600	0.1
7,500		Cimarex Energy Co.	701,250	0.1
13,200	(2)	Concho Resources, Inc./Midland TX	1,984,356	0.2
15,800	(2)	Diamondback Energy, Inc.	1,999,016	0.2
156,870	(1),(2)	Jagged Peak Energy, Inc.	2,216,573	0.2
36,000		Oceaneering International, Inc.	667,440	0.0
41,100	(2)	RSP Permian, Inc.	1,926,768	0.2
44	(2),(3),(4)	Venture Global LNG, Inc., - Series B	132,880	0.0
560	(2),(3),(4)	Venture Global LNG, Inc., - Series C	1,691,200	0.2
			17,117,876	1.7

		Financials: 8.4%
23,100		Assurant, Inc.	2,111,571	0.2
34,400		Axis Capital Holdings Ltd.	1,980,408	0.2
58,800		BankUnited, Inc.	2,350,824	0.2
50,833		Cboe Global Markets, Inc.	5,800,045	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,000		Citizens Financial Group, Inc.	$1,931,080	0.2
23,100		Discover Financial Services	1,661,583	0.2
48,400	(2)	E*Trade Financial Corp.	2,681,844	0.3
9,800		Factset Research Systems, Inc.	1,954,316	0.2
92,700		Fifth Third Bancorp	2,943,225	0.3
28,900		Financial Engines, Inc.	1,011,500	0.1
70,700		First Republic Bank	6,547,527	0.7
112,400		FNF Group	4,498,248	0.4
36,100		Invesco Ltd.	1,155,561	0.1
67,800		Lazard Ltd.	3,563,568	0.4
10,500		MarketAxess Holdings, Inc.	2,283,120	0.2
36,700		Moody's Corp.	5,919,710	0.6
22,100		MSCI, Inc. - Class A	3,303,287	0.3
26,400		Nasdaq, Inc.	2,276,208	0.2
14,000		Northern Trust Corp.	1,443,820	0.1
147,600		Progressive Corp.	8,993,268	0.9
15,600	(2)	Signature Bank	2,214,420	0.2
8,200		State Street Corp.	817,786	0.1
15,900	(2)	SVB Financial Group	3,816,159	0.4
73,700		TD Ameritrade Holding Corp.	4,365,251	0.4
69,530		Webster Financial Corp.	3,851,962	0.4
33,400		Willis Towers Watson PLC	5,083,146	0.5
			84,559,437	8.4

		Health Care: 13.4%
65,199	(2)	Acadia Healthcare Co., Inc.	2,554,497	0.3
91,000	(1),(2)	Acadia Pharmaceuticals, Inc.	2,044,770	0.2
61,900		Agilent Technologies, Inc.	4,141,110	0.4
12,800	(2)	Agios Pharmaceuticals, Inc.	1,046,784	0.1
13,200	(2)	Alexion Pharmaceuticals, Inc.	1,471,272	0.1
13,800	(2)	Align Technology, Inc.	3,465,594	0.3
58,500	(2)	Alkermes PLC	3,390,660	0.3
34,500	(2)	Alnylam Pharmaceuticals, Inc.	4,108,950	0.4
22,200		AmerisourceBergen Corp.	1,913,862	0.2
6,100	(2)	Athenahealth, Inc.	872,483	0.1
63,700	(1),(2)	BioMarin Pharmaceutical, Inc.	5,164,159	0.5
11,900	(2)	Bluebird Bio, Inc.	2,031,925	0.2
8,400	(2)	Blueprint Medicines Corp.	770,280	0.1
57,700		Bruker Corp.	1,726,384	0.2
51,584	(2)	Catalent, Inc.	2,118,039	0.2
48,700	(2)	Centene Corp.	5,204,569	0.5
42,412	(2)	Cerner Corp.	2,459,896	0.2
33,200		Cooper Cos., Inc.	7,596,492	0.8
27,800	(2)	DaVita, Inc.	1,833,132	0.2
26,250		Dentsply Sirona, Inc.	1,320,637	0.1
118,900	(2)	Exelixis, Inc.	2,633,635	0.3
20,200	(2)	FibroGen, Inc.	933,240	0.1
49,000	(2)	Henry Schein, Inc.	3,293,290	0.3
147,600	(2)	Hologic, Inc.	5,514,336	0.5
29,300	(2)	IDEXX Laboratories, Inc.	5,607,727	0.6
25,800	(2)	Illumina, Inc.	6,099,636	0.6
60,200	(2)	Incyte Corp., Ltd.	5,016,466	0.5
24,600	(2)	IQVIA Holdings, Inc.	2,413,506	0.2
126,500	(1),(2)	Ironwood Pharmaceuticals, Inc.	1,951,895	0.2
13,000	(2)	Jazz Pharmaceuticals PLC	1,962,870	0.2
22,600	(2)	Medidata Solutions, Inc.	1,419,506	0.1
7,900	(2)	Mettler Toledo International, Inc.	4,542,737	0.4
28,600	(2)	Molina Healthcare, Inc.	2,321,748	0.2
25,700	(2)	Nektar Therapeutics	2,730,882	0.3
46,779	(2)	Neurocrine Biosciences, Inc.	3,879,382	0.4
11,342	(2)	Sage Therapeutics, Inc.	1,826,856	0.2
14,300	(2)	Sarepta Therapeutics, Inc.	1,059,487	0.1
41,527	(2)	Seattle Genetics, Inc.	2,173,523	0.2
19,100		STERIS PLC	1,783,176	0.2
16,000		Teleflex, Inc.	4,079,680	0.4
17,070	(1),(2)	Tesaro, Inc.	975,380	0.1
11,100	(2)	Ultragenyx Pharmaceutical, Inc.	565,989	0.1
18,000		Universal Health Services, Inc.	2,131,380	0.2
50,200	(2)	Veeva Systems, Inc.	3,665,604	0.4
14,900	(2)	WellCare Health Plans, Inc.	2,885,087	0.3
17,500		West Pharmaceutical Services, Inc.	1,545,075	0.2
79,950		Zoetis, Inc.	6,676,625	0.7
			134,924,213	13.4

		Industrials: 19.5%
17,100		Acuity Brands, Inc.	2,380,149	0.2
140,700	(1)	ADT, Inc.	1,115,751	0.1
53,100		Alaska Air Group, Inc.	3,290,076	0.3
50,300		Allegion Public Ltd.	4,290,087	0.4
87,000		American Airlines Group, Inc.	4,520,520	0.4
28,762		Ametek, Inc.	2,185,049	0.2
66,400		AO Smith Corp.	4,222,376	0.4
34,400		BWX Technologies, Inc.	2,185,432	0.2
30,100		CH Robinson Worldwide, Inc.	2,820,671	0.3
26,800		Cintas Corp.	4,571,544	0.5
13,800		Copa Holdings S.A.- Class A	1,775,094	0.2
92,400	(2)	Copart, Inc.	4,705,932	0.5
17,500	(2)	CoStar Group, Inc.	6,346,900	0.6
47,800		Donaldson Co., Inc.	2,153,390	0.2
42,087		Equifax, Inc.	4,958,270	0.5
30,200		Expeditors International Washington, Inc.	1,911,660	0.2
15,800		Fastenal Co.	862,522	0.1
29,300		Flowserve Corp.	1,269,569	0.1
63,400		Fortive Corp.	4,914,768	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
76,975		Fortune Brands Home & Security, Inc.	$4,533,058	0.4
36,700	(2)	Generac Holdings, Inc.	1,684,897	0.2
21,100	(2)	Genesee & Wyoming, Inc.	1,493,669	0.1
70,800		Graco, Inc.	3,236,976	0.3
50,800		Harris Corp.	8,193,024	0.8
111,600	(2)	HD Supply Holdings, Inc.	4,234,104	0.4
28,800		Hubbell, Inc.	3,507,264	0.3
14,000		Huntington Ingalls Industries, Inc.	3,608,640	0.4
21,400		IDEX Corp.	3,049,714	0.3
83,153	(2)	IHS Markit Ltd.	4,011,301	0.4
21,600		JB Hunt Transport Services, Inc.	2,530,440	0.2
31,600		Kansas City Southern	3,471,260	0.3
90,500		KAR Auction Services, Inc.	4,905,100	0.5
12,700	(2)	Kirby Corp.	977,265	0.1
16,600		L3 Technologies, Inc.	3,452,800	0.3
11,300		Landstar System, Inc.	1,239,045	0.1
18,300		Manpowergroup, Inc.	2,106,330	0.2
22,500	(2)	Middleby Corp.	2,785,275	0.3
126,400		Nielsen Holdings PLC	4,018,256	0.4
21,700		Nordson Corp.	2,958,578	0.3
18,000		Old Dominion Freight Line	2,645,460	0.3
28,300		Paccar, Inc.	1,872,611	0.2
44,100	(1)	Ritchie Bros Auctioneers, Inc.	1,387,827	0.1
30,700		Robert Half International, Inc.	1,777,223	0.2
22,400		Rockwell Automation, Inc.	3,902,080	0.4
70,010		Rollins, Inc.	3,572,610	0.4
15,000		Roper Technologies, Inc.	4,210,350	0.4
60,024		Schneider National, Inc.	1,564,225	0.2
71,100	(1),(2)	Sensata Technologies Holding PLC	3,685,113	0.4
21,600		Snap-On, Inc.	3,186,864	0.3
23,300	(2)	Stericycle, Inc.	1,363,749	0.1
48,300		Textron, Inc.	2,848,251	0.3
40,700		Toro Co.	2,541,715	0.3
17,200		TransDigm Group, Inc.	5,279,368	0.5
80,300	(2)	TransUnion	4,559,434	0.5
57,341	(2)	United Continental Holdings, Inc.	3,983,479	0.4
16,000		Valmont Industries, Inc.	2,340,800	0.2
56,500	(2)	Verisk Analytics, Inc.	5,876,000	0.6
12,100	(2)	WABCO Holdings, Inc.	1,619,827	0.2
34,000		Wabtec Corp.	2,767,600	0.3
70,050		Waste Connections, Inc.	5,025,387	0.5
12,700		Watsco, Inc.	2,298,319	0.2
33,100		Xylem, Inc.	2,546,052	0.3
			197,331,100	19.5

		Information Technology: 27.0%
10,000	(2)	2U, Inc.	833,160	0.1
86,000		Amphenol Corp.	7,407,180	0.7
11,100	(2)	ANSYS, Inc.	1,739,259	0.2
131,079	(2)	Atlassian Corp. PLC	7,067,780	0.7
40,200	(2)	Autodesk, Inc.	5,048,316	0.5
107,570	(2)	Black Knight, Inc.	5,066,547	0.5
160,700		Booz Allen Hamilton Holding Corp.	6,222,304	0.6
77,900	(2)	Cadence Design Systems, Inc.	2,864,383	0.3
75,200		CDK Global, Inc.	4,763,168	0.5
40,000		Cognex Corp.	2,079,600	0.2
20,120	(2)	Coherent, Inc.	3,770,488	0.4
79,700	(2)	CoreLogic, Inc.	3,604,831	0.4
131,300		Corning, Inc.	3,660,644	0.4
9,923	(1),(2)	Dropbox, Inc.	310,094	0.0
124,923	(2)	Dropbox, Inc., Class A Lockup	3,708,663	0.4
12,997	(2)	Dropbox, Inc., Class B Lockup	385,839	0.0
34,500	(2)	Electronic Arts, Inc.	4,182,780	0.4
18,600	(2)	Ellie Mae, Inc.	1,710,084	0.2
95,400		Entegris, Inc.	3,319,920	0.3
16,500	(2)	EPAM Systems, Inc.	1,889,580	0.2
87,800		Fidelity National Information Services, Inc.	8,455,140	0.8
126,400	(2)	Fiserv, Inc.	9,013,584	0.9
26,800	(2)	FleetCor Technologies, Inc.	5,427,000	0.5
38,500	(2)	Fortinet, Inc.	2,062,830	0.2
45,600	(2)	Gartner, Inc.	5,363,472	0.5
53,100		Genpact Ltd.	1,698,669	0.2
69,700		Global Payments, Inc.	7,772,944	0.8
58,700	(2)	Guidewire Software, Inc.	4,744,721	0.5
24,500	(2)	IAC/InterActiveCorp	3,831,310	0.4
46,100	(2)	Integrated Device Technology, Inc.	1,408,816	0.1
11,000	(2)	IPG Photonics Corp.	2,567,180	0.3
101,850	(2)	Keysight Technologies, Inc.	5,335,921	0.5
50,900		KLA-Tencor Corp.	5,548,609	0.5
60,300		Leidos Holdings, Inc.	3,943,620	0.4
255,948		Marvell Technology Group Ltd.	5,374,908	0.5
73,200	(1),(2)	Match Group, Inc.	3,253,008	0.3
128,400		Maxim Integrated Products	7,732,248	0.8
5,100		Mercadolibre, Inc.	1,817,589	0.2
98,600		Microchip Technology, Inc.	9,008,096	0.9
13,200		Monolithic Power Systems, Inc.	1,528,164	0.1
22,100		Motorola Solutions, Inc.	2,327,130	0.2
24,600	(2)	Palo Alto Networks, Inc.	4,465,392	0.4
32,100		Paychex, Inc.	1,977,039	0.2
25,900	(2)	Proofpoint, Inc.	2,943,535	0.3
49,800	(2)	Red Hat, Inc.	7,445,598	0.7
127,900		Sabre Corp.	2,743,455	0.3
47,600	(2)	ServiceNow, Inc.	7,875,420	0.8
11,100	(2)	Shopify, Inc.	1,382,949	0.1
84,100		Skyworks Solutions, Inc.	8,431,866	0.8
45,900	(2)	Splunk, Inc.	4,516,101	0.4
104,500		SS&C Technologies Holdings, Inc.	5,605,380	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
239,000		Symantec Corp.	$6,178,150	0.6
51,700	(2)	Synopsys, Inc.	4,303,508	0.4
45,819	(2)	Tableau Software, Inc.	3,703,092	0.4
43,100	(2)	Trimble, Inc.	1,546,428	0.2
16,700	(2)	Tyler Technologies, Inc.	3,523,032	0.3
19,200	(2)	Ultimate Software Group, Inc.	4,679,040	0.5
41,600	(1),(2)	VeriSign, Inc.	4,932,096	0.5
20,999	(2)	WEX, Inc.	3,288,863	0.3
42,947	(2)	Workday, Inc.	5,458,993	0.5
109,500	(2)	Worldpay, Inc.	9,005,280	0.9
79,000		Xilinx, Inc.	5,706,960	0.6
32,400	(2)	Zendesk, Inc.	1,550,988	0.2
49,700	(2)	Zillow Group, Inc. - Class A	2,683,800	0.3
236,500	(2)	Zynga, Inc.	865,590	0.1
			272,662,134	27.0

		Materials: 4.3%
18,500		Air Products & Chemicals, Inc.	2,942,055	0.3
88,400	(2)	Axalta Coating Systems Ltd.	2,668,796	0.3
174,800		Ball Corp.	6,941,308	0.7
25,100		Celanese Corp.	2,515,271	0.3
47,800		CF Industries Holdings, Inc.	1,803,494	0.2
24,100		Eagle Materials, Inc.	2,483,505	0.2
33,400		PolyOne Corp.	1,420,168	0.1
26,100		PPG Industries, Inc.	2,912,760	0.3
72,700		RPM International, Inc.	3,465,609	0.3
87,700		Sealed Air Corp.	3,752,683	0.4
143,729		Valvoline, Inc.	3,180,723	0.3
64,900		Vulcan Materials Co.	7,409,633	0.7
76,600		Wheaton Precious Metals Corp.	1,560,342	0.2
			43,056,347	4.3

		Real Estate: 2.6%
50,795		American Campus Communities, Inc.	1,961,703	0.2
55,900		CubeSmart	1,576,380	0.2
4,115		Equinix, Inc.	1,720,646	0.2
10,300		Federal Realty Investment Trust	1,195,933	0.1
67,800		Iron Mountain, Inc.	2,227,908	0.2
14,000		Jones Lang LaSalle, Inc.	2,444,960	0.2
86,900		MGM Growth Properties LLC	2,306,326	0.2
47,350	(2)	SBA Communications Corp.	8,093,062	0.8
20,200		SL Green Realty Corp.	1,955,966	0.2
220,615		VEREIT, Inc.	1,535,480	0.2
18,276	(2),(3),(4)	WeWork Companies, Inc., - Class A	837,955	0.1
			25,856,319	2.6

		Telecommunication Services: 0.2%
65,600	(2)	Zayo Group Holdings, Inc.	2,240,896	0.2

		Utilities: 0.9%
38,526		American Water Works Co., Inc.	3,164,140	0.3
43,700		Atmos Energy Corp.	3,681,288	0.4
79,600		NiSource, Inc.	1,903,236	0.2
			8,748,664	0.9

	Total Common Stock
	(Cost $708,058,150)		996,579,283	98.8

PREFERRED STOCK: 1.2%
		Consumer Discretionary: 0.1%
7,415	(2),(3),(4)	Flipkart Online Services Pvt. Ltd., - Series G	877,739	0.1

		Information Technology: 0.6%
32,391	(2),(3),(4)	AirBNB, Inc. - Series D	3,791,366	0.4
3,719	(2),(3),(4)	AirBNB, Inc. - Series E	435,309	0.0
353,970	(2),(3),(4)	Tanium, Inc.- Series G	1,844,184	0.2
			6,070,859	0.6

		Real Estate: 0.5%
44,396	(2),(3),(4)	WeWork Companies, Inc. - Series D-1	2,035,556	0.2
34,882	(2),(3),(4)	WeWork Companies, Inc. - Series D-2	1,599,340	0.2
24,709	(2),(3),(4)	WeWork Companies, Inc. - Series E	1,132,908	0.1
			4,767,804	0.5
	Total Preferred Stock
	(Cost $6,442,927)		11,716,402	1.2

	Total Long-Term Investments
	(Cost $714,501,077)		1,008,295,685	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(5): 2.9%
1,486,262		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,486,550, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,516,062, due 04/19/18-09/09/49)	1,486,262	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (Continued)
		Securities Lending Collateral(5) (continued)
7,065,778		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $7,067,172, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,207,094, due 03/31/18-02/20/68)	$7,065,778	0.7
7,065,778		Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $7,067,187, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $7,207,126, due 04/17/18-07/15/32)	7,065,778	0.7
7,065,778		Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $7,067,187, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,207,094, due 04/02/18-02/20/68)	7,065,778	0.7
7,065,800		State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $7,067,426, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,232,393, due 04/15/19-02/15/47)	7,065,800	0.7
			29,749,396	2.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
1,869,738	(6)	T. Rowe Price Reserve Investment Fund, 1.660%
		(Cost $1,869,738)	1,869,738	0.2

		Total Short-Term Investments
		(Cost $31,619,134)	31,619,134	3.1

		Total Investments in Securities (Cost $746,120,211)	$1,039,914,819	103.1
		Liabilities in Excess of Other Assets	(31,030,291)	(3.1)
		Net Assets	$1,008,884,528	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding 144A securities. As of March 31, 2018, the Portfolio held restricted securities with a fair value of $14,378,437 or 1.43% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$157,949,705	$–	$–	$157,949,705
Consumer Staples	52,132,592	–	–	52,132,592
Energy	15,293,796	–	1,824,080	17,117,876
Financials	84,559,437	–	–	84,559,437
Health Care	134,924,213	–	–	134,924,213
Industrials	197,331,100	–	–	197,331,100
Information Technology	268,567,632	4,094,502	–	272,662,134
Materials	43,056,347	–	–	43,056,347
Real Estate	25,018,364	–	837,955	25,856,319
Telecommunication Services	2,240,896	–	–	2,240,896
Utilities	8,748,664	–	–	8,748,664
Total Common Stock	989,822,746	4,094,502	2,662,035	996,579,283
Preferred Stock	–	–	11,716,402	11,716,402
Short-Term Investments	1,869,738	29,749,396	–	31,619,134
Total Investments, at fair value	$991,692,484	$33,843,898	$14,378,437	$1,039,914,819

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2018:

Investments, at fair value	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input**
Common Stock
Venture Global LNG, Inc., Series B	$132,880
Venture Global LNG, Inc., Series C	1,691,200	Recent Comparable Transaction Price	Transaction price	-	n/a
WeWork Companies, Inc., Class A	837,955	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Total Common Stock	$2,662,035

Preferred Stock
AirBNB, Inc. - Series D	$3,791,366	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.3x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	7.3x	Increase
			Sales Growth Rate	40%	Increase
			Gross Profit Growth Rate	40%	Increase
AirBNB, Inc. - Series E	435,309	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.3x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	7.3x	Increase
			Sales Growth Rate	40%	Increase
			Gross Profit Growth Rate	40%	Increase
Flipkart Online Services Pvt. Ltd., - Series G	877,739	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Tanium, Inc.- Series G	1,844,184	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Billings Growth Rate	47%-53%	Increase
			Gross Profit Growth Rate	88%	Increase
			Enterprise Value to Billings Multiple	5.1x-5.7x	Increase
			Enterprise Value to Gross Profit	7.7x	Increase
			Discount for Lack of Marketability	10%	Decrease
WeWork Companies, Inc. - Series D-1	2,035,556	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series D-2	1,599,340	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series E	1,132,908	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Total Preferred Stock	$11,716,402

* No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2018.

** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the year ended March 31, 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	3/31/2018
Asset Table
Investments, at fair value
Common Stock	$3,556,700	$244,620	$(1,021,735)	$-	$275,223	$(392,773)	$-	$-	$2,662,035
Preferred Stock	13,201,310	-	(1,295,198)	-	(380,855)	191,145	-	-	11,716,402
Total Investments, at value	$16,758,010	$244,620	$(2,316,933)	$-	$(105,632)	$(201,628)	$-	$-	$14,378,437

* As of March 31, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(201,628).

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $749,907,127.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$309,818,901
Gross Unrealized Depreciation	(19,811,209)

Net Unrealized Appreciation	$290,007,692

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 20.9%
83,214	(1)	Amazon.com, Inc.	$120,438,951	6.9
39,659	(1)	Booking Holdings, Inc.	82,506,187	4.7
782,962	(1)	Caesars Entertainment Corp.	8,808,322	0.5
126,100		Delphi Automotive PLC	10,714,717	0.6
71,100		Dollar General Corp.	6,651,405	0.4
64,171		Dollarama, Inc.	7,799,042	0.4
76,471		Ferrari NV	9,216,285	0.5
2,585	(1),(2),(3)	Flipkart Online Services Pvt. Ltd.	225,137	0.0
16,600		Home Depot, Inc.	2,958,784	0.2
31,258		Marriott International, Inc.	4,250,463	0.2
130,360		MGM Resorts International	4,565,207	0.3
70,600	(1)	Netflix, Inc.	20,851,710	1.2
107,600		Nike, Inc.	7,148,944	0.4
2,000	(1)	NVR, Inc.	5,600,000	0.3
106,863	(1),(4)	Tesla, Inc.	28,439,450	1.6
182,600		Walt Disney Co.	18,340,344	1.1
81,481		Wynn Resorts Ltd.	14,858,875	0.9
145,600		Yum! Brands, Inc.	12,394,928	0.7
			365,768,751	20.9

		Consumer Staples: 1.6%
283,955		Philip Morris International, Inc.	28,225,127	1.6

		Financials: 6.5%
201,200		Charles Schwab Corp.	10,506,664	0.6
110,800		Chubb Ltd.	15,154,116	0.9
69,360		First Republic Bank	6,423,430	0.4
215,200		Intercontinental Exchange, Inc.	15,606,304	0.9
180,200		JPMorgan Chase & Co.	19,816,594	1.1
296,700		Morgan Stanley	16,009,932	0.9
75,500		State Street Corp.	7,529,615	0.4
394,076		TD Ameritrade Holding Corp.	23,341,121	1.3
			114,387,776	6.5

		Health Care: 13.1%
156,594	(1)	Alexion Pharmaceuticals, Inc.	17,453,967	1.0
61,600	(1)	Alnylam Pharmaceuticals, Inc.	7,336,560	0.4
90,500		Anthem, Inc.	19,882,850	1.2
152,567		Becton Dickinson & Co.	33,061,269	1.9
74,389	(1)	Centene Corp.	7,949,953	0.5
54,881		Cigna Corp.	9,205,739	0.5
82,900		Danaher Corp.	8,116,739	0.5
90,600	(1)	Incyte Corp., Ltd.	7,549,698	0.4
59,700	(1)	Intuitive Surgical, Inc.	24,645,951	1.4
164,400		Stryker Corp.	26,455,248	1.5
182,625		UnitedHealth Group, Inc.	39,081,750	2.2
174,433	(1)	Vertex Pharmaceuticals, Inc.	28,429,090	1.6
			229,168,814	13.1

		Industrials: 10.5%
87,769		Acuity Brands, Inc.	12,216,567	0.7
342,944		American Airlines Group, Inc.	17,819,370	1.0
180,442		Boeing Co.	59,163,323	3.4
102,128		Equifax, Inc.	12,031,700	0.7
197,117		Fortive Corp.	15,280,510	0.9
117,247		Fortune Brands Home & Security, Inc.	6,904,676	0.4
94,100		Honeywell International, Inc.	13,598,391	0.8
52,400		Illinois Tool Works, Inc.	8,208,984	0.5
62,332		Roper Technologies, Inc.	17,495,969	1.0
235,270	(1)	TransUnion	13,358,630	0.7
92,969	(4)	Wabtec Corp.	7,567,677	0.4
			183,645,797	10.5

		Information Technology: 40.7%
146,100		Activision Blizzard, Inc.	9,855,906	0.6
270,164	(1)	Alibaba Group Holding Ltd. ADR	49,585,901	2.8
39,250	(1)	Alphabet, Inc. - Class A	40,707,745	2.3
43,471	(1)	Alphabet, Inc. - Class C	44,852,943	2.6
199,478		Apple, Inc.	33,468,419	1.9
57,800		ASML Holding NV-NY REG	11,476,768	0.7
72,800		Broadcom Ltd.	17,155,320	1.0
17,434	(1),(4)	Dropbox, Inc.	544,813	0.0
95,562	(1)	Dropbox, Inc., Class A Lockup	2,836,998	0.1
159,300	(1)	Electronic Arts, Inc.	19,313,532	1.1
406,569	(1)	Facebook, Inc.	64,965,661	3.7
116,600		Fidelity National Information Services, Inc.	11,228,580	0.7
203,056	(1)	Fiserv, Inc.	14,479,923	0.8
154,244		Intuit, Inc.	26,738,197	1.5
229,100		Mastercard, Inc. - Class A	40,129,156	2.3
869,600		Microsoft Corp.	79,368,392	4.5
318,614	(1)	PayPal Holdings, Inc.	24,173,244	1.4
132,000		Qualcomm, Inc.	7,314,120	0.4
67,871	(1)	Red Hat, Inc.	10,147,393	0.6
240,464	(1)	Salesforce.com, Inc.	27,965,963	1.6
87,038	(1)	ServiceNow, Inc.	14,400,437	0.8
216,500	(1),(4)	Snap, Inc.	3,435,855	0.2
869,712		Symantec Corp.	22,482,055	1.3
420,200		Tencent Holdings Ltd.	22,556,155	1.3
166,450		Texas Instruments, Inc.	17,292,491	1.0
3,251	(1),(2),(3)	Uber Technologies, Inc. - Class A	111,825	0.0
408,200		Visa, Inc. - Class A	48,828,884	2.8
91,067	(1),(4)	VMware, Inc.	11,043,695	0.6
101,540	(1)	Workday, Inc.	12,906,749	0.7
221,400	(1)	Worldpay, Inc.	18,207,936	1.0
97,231		Xilinx, Inc.	7,023,968	0.4
			714,599,024	40.7

		Materials: 0.6%
155,000		DowDuPont, Inc.	9,875,050	0.6

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.1%
59,500		American Tower Corp.	$8,647,730	0.5
253,530		Crown Castle International Corp.	27,789,423	1.6
1,800	(1),(2),(3)	WeWork Companies, Inc., - Class A	82,530	0.0
			36,519,683	2.1

		Utilities: 1.9%
108,700		American Water Works Co., Inc.	8,927,531	0.5
59,700		NextEra Energy, Inc.	9,750,801	0.5
136,896		Sempra Energy	15,225,573	0.9
			33,903,905	1.9

	Total Common Stock
	(Cost $1,252,292,086)		1,716,093,927	97.9

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.2%
882	(1),(2),(3)	Flipkart Online Services Pvt. Ltd., - Series A	76,816	0.0
1,559	(1),(2),(3)	Flipkart Online Services Pvt. Ltd., - Series C	135,778	0.0
2,898	(1),(2),(3)	Flipkart Online Services Pvt. Ltd., - Series E	252,396	0.0
13,858	(1),(2),(3)	Flipkart Online Services Pvt. Ltd., - Series G	1,640,419	0.1
11,743	(1),(2),(3)	Flipkart Online Services Pvt. Ltd., - Series H	1,650,985	0.1
			3,756,394	0.2

		Information Technology: 1.1%
59,241	(1),(2),(3)	AirBNB, Inc. - Series D	6,934,159	0.4
16,058	(1),(2),(3)	AirBNB, Inc. - Series E	1,879,589	0.1
93,459	(1),(2),(3)	Magic Leap, Inc., - Series C	2,523,393	0.1
61,969	(1),(2),(3)	Magic Leap, Inc., Series D	1,673,163	0.1
464	(1),(2),(3)	Uber Technologies, Inc. - Series A	15,960	0.0
1,243	(1),(2),(3)	Uber Technologies, Inc. - Series B	42,756	0.0
329	(1),(2),(3)	Uber Technologies, Inc. - Series C-1	11,317	0.0
266	(1),(2),(3)	Uber Technologies, Inc. - Series C-2	9,150	0.0
3	(1),(2),(3)	Uber Technologies, Inc. - Series C-3	103	0.0
296	(1),(2),(3)	Uber Technologies, Inc. - Series D	10,182	0.0
142	(1),(2),(3)	Uber Technologies, Inc. - Series E	4,884	0.0
73,385	(1),(2),(3)	Uber Technologies, Inc. - Series G	2,524,231	0.2
713	(1),(2),(3)	Uber Technologies, Inc. - Series G-1	24,525	0.0
1,187	(1),(2),(3)	Uber Technologies, Inc. - Series Seed	40,829	0.0
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17	3,396,987	0.2
			19,091,228	1.1

		Real Estate: 0.1%
45,554	(1),(2),(3)	WeWork Companies, Inc. - Series E	2,088,651	0.1

	Total Preferred Stock
	(Cost $18,778,633)		24,936,273	1.4

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
	Consumer, Cyclical: 0.2%
2,259,785	Caesars Entertainment Corp., 5.000%, 10/01/2024	3,950,387	0.2

	Total Convertible Bonds/Notes
	(Cost $4,204,151)	3,950,387	0.2

	Total Long-Term Investments
	(Cost $1,275,274,870)	1,744,980,587	99.5

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(5): 1.9%
1,674,667	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,674,992, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,708,244, due 04/19/18-09/09/49)	1,674,667	0.1
7,963,870	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $7,965,441, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,123,148, due 03/31/18-02/20/68)	7,963,870	0.5

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
7,963,870	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $7,965,450, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,123,147, due 04/30/18-12/01/51)	$7,963,870	0.4
7,963,870	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $7,965,458, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,123,148, due 04/02/18-02/20/68)	7,963,870	0.4
7,963,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $7,965,733, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,151,668, due 04/15/19-02/15/47)	7,963,900	0.5
		33,530,177	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
7,105,261	(6) T. Rowe Price Reserve Investment Fund, 1.660%
	(Cost $7,105,261)	7,105,261	0.4

	Total Short-Term Investments
	(Cost $40,635,438)	40,635,438	2.3

	Total Investments in Securities (Cost $1,315,910,308)	$1,785,616,025	101.8
	Liabilities in Excess of Other Assets	(32,164,183)	(1.8)
	Net Assets	$1,753,451,842	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding 144A securities. As of March 31, 2018, the Portfolio held restricted securities with a fair value of $25,355,765 or 1.45% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$365,543,614	$–	$225,137	$365,768,751
Consumer Staples	28,225,127	–	–	28,225,127
Financials	114,387,776	–	–	114,387,776
Health Care	229,168,814	–	–	229,168,814
Industrials	183,645,797	–	–	183,645,797
Information Technology	689,094,046	25,393,153	111,825	714,599,024
Materials	9,875,050	–	–	9,875,050
Real Estate	36,437,153	–	82,530	36,519,683
Utilities	33,903,905	–	–	33,903,905
Total Common Stock	1,690,281,282	25,393,153	419,492	1,716,093,927
Preferred Stock	–	–	24,936,273	24,936,273
Convertible Bonds/Notes	–	3,950,387	–	3,950,387
Short-Term Investments	7,105,261	33,530,177	–	40,635,438
Total Investments, at fair value	$1,697,386,543	$62,873,717	$25,355,765	$1,785,616,025

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2018:

Investments, at fair value	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input**
Common Stock
Flipkart Online Services Pvt. Ltd.	$225,137	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Class A	111,825	Recent Comparable Transaction Price	Discount Factor*	-		n/a
WeWork Companies, Inc., - Class A	82,530	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Total Common Stock	$419,492

Preferred Stock
AirBNB, Inc. - Series D	$6,934,159	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Enterprise Value to Sales Multiple	5.3	x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit	7.3	x	Increase
			Sales Growth Rate	40%		Increase
			Gross Profit Growth Rate	40%		Increase
AirBNB, Inc. - Series E	1,879,589	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Enterprise Value to Sales Multiple	5.3	x	Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit	7.3	x	Increase
			Sales Growth Rate	40%		Increase
			Gross Profit Growth Rate	40%		Increase
Flipkart Online Services Pvt. Ltd., - Series A	76,816	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series C	135,778	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series E	252,396	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series G	1,640,419	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series H	1,650,985	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Magic Leap, Inc., Series C	2,523,393	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Magic Leap, Inc., Series D	1,673,163	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series A	15,960	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series B	42,756	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series C-1	11,317	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series C-2	9,150	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series C-3	103	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series D	10,182	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series E	4,884	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series G	2,524,231	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series G-1	24,525	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series Seed	40,829	Recent Comparable Transaction Price	Discount Factor*	-		n/a
WeWork Companies, Inc. - Series E	2,088,651	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Xiaoju Kuaizhi, Inc., Series A-17	3,396,987	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Total Preferred Stock	$24,936,273

*	No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2018
**	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the year ended March 31, 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	12/31/2018
Asset Table
Investments, at fair value
Common Stock	$1,986,212	$107,182	$(2,738,022)	$-	$1,059,477	$4,643	$-	$-	$419,492
Preferred Stock	24,850,180	164,342	-	-	-	(78,249)	-	-	24,936,273
Total Investments, at value	$26,836,392	$271,524	$(2,738,022)	$-	$1,059,477	$(73,606)	$-	$-	$25,355,765

*	As of March 31, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(73,606).

At March 31, 2018, T. Rowe Price Growth Equity held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,934,159
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,879,589
Flipkart Online Services Pvt. Ltd.	3/19/2015	294,689	225,137
Flipkart Online Services Pvt. Ltd., - Series A	3/19/2015	100,548	76,816
Flipkart Online Services Pvt. Ltd., - Series C	3/19/2015	177,725	135,778
Flipkart Online Services Pvt. Ltd., - Series E	3/19/2015	330,371	252,396
Flipkart Online Services Pvt. Ltd., - Series G	12/17/2014	1,659,634	1,640,419
Flipkart Online Services Pvt. Ltd., - Series H	4/17/2015	1,670,324	1,650,985
Magic Leap, Inc., - Series C	1/20/2016	2,152,641	2,523,393
Magic Leap, Inc., Series D	10/12/2017	1,673,163	1,673,163
Uber Technologies, Inc. - Class A	1/16/2018	107,182	111,825
Uber Technologies, Inc. - Series A	1/16/2018	15,297	15,960
Uber Technologies, Inc. - Series B	1/16/2018	40,980	42,756
Uber Technologies, Inc. - Series C-1	1/16/2018	10,847	11,317
Uber Technologies, Inc. - Series C-2	1/16/2018	8,770	9,150
Uber Technologies, Inc. - Series C-3	1/16/2018	99	103
Uber Technologies, Inc. - Series D	1/16/2018	9,759	10,182
Uber Technologies, Inc. - Series E	1/16/2018	4,682	4,884
Uber Technologies, Inc. - Series G	12/3/2015	3,579,148	2,524,231
Uber Technologies, Inc. - Series G-1	1/16/2018	34,774	24,525
Uber Technologies, Inc. - Series Seed	1/16/2018	39,134	40,829
WeWork Companies, Inc. - Series E	6/23/2015	1,498,251	2,088,651
WeWork Companies, Inc., - Class A	6/23/2015	59,201	82,530
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	1,865,695	3,396,987
		$19,239,705	$25,355,765

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,318,596,154.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$501,815,398
Gross Unrealized Depreciation	(34,795,527)

Net Unrealized Appreciation	$467,019,871

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Canada: 2.1%
509,310		Alamos Gold, Inc.	$2,653,505	0.4
460,200		Husky Energy, Inc.	6,586,788	1.1
167,500		Wheaton Precious Metals Corp.	3,412,795	0.6
			12,653,088	2.1

		China: 6.9%
36,110	(1)	Baidu, Inc. ADR	8,059,391	1.3
2,585,000		China Life Insurance Co., Ltd.	7,227,120	1.2
729,000		China Mobile Ltd.	6,681,573	1.1
21,246,000		China Telecom Corp., Ltd.	9,423,282	1.6
3,094,000		Kunlun Energy Co. Ltd.	2,687,043	0.5
12,000		NetEase, Inc. ADR	3,364,680	0.6
750,800		Sinopharm Group Co.	3,759,668	0.6
			41,202,757	6.9

		France: 9.6%
294,784		AXA S.A.	7,836,254	1.3
155,207		BNP Paribas	11,510,273	2.0
121,133		Cie de Saint-Gobain	6,396,438	1.1
47,171		Cie Generale des Etablissements Michelin	6,983,331	1.2
189,809		Credit Agricole SA	3,094,841	0.5
120,056		Sanofi	9,633,314	1.6
84,042		Total SA	4,817,266	0.8
284,240		Veolia Environnement	6,752,806	1.1
			57,024,523	9.6

		Germany: 11.4%
87,212		Bayer AG	9,831,746	1.7
73,732		HeidelbergCement AG	7,243,585	1.2
391,745		Infineon Technologies AG	10,535,300	1.8
127,264	(2)	Innogy SE	6,032,229	1.0
96,477		LANXESS AG	7,395,563	1.2
83,268		Merck KGaA	7,989,400	1.4
35,275	(1),(3)	Morphosys AG	3,609,460	0.6
69,071		Siemens AG	8,813,283	1.5
1,277,243		Telefonica Deutschland Holding AG	6,001,650	1.0
			67,452,216	11.4

		Hong Kong: 3.3%
731,300		AIA Group Ltd.	6,251,648	1.1
583,140		CK Asset Holdings Ltd.	4,921,161	0.8
228,400		CK Hutchison Holdings Ltd. ADR	2,738,516	0.4
485,640		CK Hutchison Holdings Ltd.	5,835,096	1.0
			19,746,421	3.3

		India: 2.0%
413,798		Housing Development Finance Corp.	11,655,909	2.0

		Ireland: 0.8%
510,589	(1)	Bank of Ireland Group PLC	4,474,241	0.8

		Israel: 1.0%
339,858		Teva Pharmaceutical Industries Ltd. ADR	5,808,173	1.0

		Italy: 1.7%
571,066		ENI S.p.A.	10,059,487	1.7

		Japan: 14.1%
431,400		Astellas Pharma, Inc.	6,598,691	1.1
151,000		IHI Corp.	4,711,044	0.8
522,200		Inpex Corp.	6,480,154	1.1
277,700		Mitsui Fudosan Co., Ltd.	6,704,027	1.1
133,800		Omron Corp.	7,821,486	1.3
560,600		Panasonic Corp.	8,050,492	1.3
24,300		Ryohin Keikaku Co., Ltd.	8,118,408	1.4
104,800	(1)	Seven & I Holdings Co., Ltd.	4,457,641	0.8
119,400		SoftBank Group Corp.	8,906,197	1.5
160,400		Sumitomo Metal Mining Co., Ltd.	6,634,405	1.1
202,900		Sumitomo Rubber Industries, Inc.	3,740,937	0.6
240,400		Suntory Beverage & Food Ltd.	11,702,796	2.0
			83,926,278	14.1

		Luxembourg: 0.9%
392,554	(1),(3)	SES S.A. - Luxembourg	5,313,606	0.9

		Netherlands: 5.0%
35,522		Akzo Nobel NV	3,356,226	0.5
145,314	(1)	QIAGEN NV	4,697,767	0.8
510,931		Royal Dutch Shell PLC - Class B	16,440,924	2.8
329,772		SBM Offshore NV	5,287,929	0.9
			29,782,846	5.0

		Norway: 1.8%
263,727		Telenor ASA	5,997,450	1.0
109,447		Yara International ASA	4,676,682	0.8
			10,674,132	1.8

		Portugal: 0.8%
251,118		Galp Energia SGPS SA	4,735,765	0.8

		Singapore: 2.7%
206,582		DBS Group Holdings Ltd.	4,363,497	0.7
3,347,000		Singapore Telecommunications Ltd.	8,644,297	1.5
144,700		United Overseas Bank Ltd.	3,044,809	0.5
			16,052,603	2.7

		South Korea: 5.5%
132,540		Hana Financial Group, Inc.	5,712,096	1.0
13,043		Hyundai Mobis Co. Ltd.	3,115,583	0.5
102,180	(1)	KB Financial Group, Inc. ADR	5,920,309	1.0

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
15,480		Samsung Electronics Co., Ltd. GDR	$17,906,400	3.0
			32,654,388	5.5

		Sweden: 0.8%
322,994	(1)	Arjo AB	944,012	0.2
322,994		Getinge AB	3,678,133	0.6
			4,622,145	0.8

		Switzerland: 4.9%
40,890	(1),(3)	Landis+Gyr Group AG	3,169,575	0.6
74,580		Novartis AG	6,032,096	1.0
43,811		Roche Holding AG	10,050,118	1.7
547,076		UBS Group AG	9,638,892	1.6
			28,890,681	4.9

		Taiwan: 1.6%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	9,310,877	1.6

		Thailand: 1.5%
1,298,000		Bangkok Bank PCL - Foreign Reg	8,920,568	1.5

		United Kingdom: 19.8%
973,060		BAE Systems PLC	7,961,260	1.4
3,841,860		Barclays PLC	11,226,299	1.9
2,480,654		BP PLC	16,732,230	2.8
2,859,581	(1)	Cobham PLC	4,927,654	0.8
217,734		CRH PLC - London	7,360,206	1.2
184,778		GlaxoSmithKline PLC	3,588,573	0.6
1,061,200		HSBC Holdings PLC (HKD)	10,030,942	1.7
164,170		Johnson Matthey PLC	7,003,676	1.2
1,619,746		Kingfisher PLC	6,644,670	1.1
75,720	(1)	LivaNova PLC	6,701,220	1.1
318,960		Rolls-Royce Holdings PLC	3,899,635	0.7
145,444		Shire PLC	7,238,706	1.2
1,090,602		Standard Chartered PLC	10,930,384	1.9
175,214		Travis Perkins PLC	3,037,865	0.5
3,653,591		Vodafone Group PLC	9,996,315	1.7
			117,279,635	19.8

	Total Common Stock
	(Cost $458,594,465)		582,240,339	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		U.S. Government Agency Obligations: 1.8%
10,800,000	(4)	Federal Home Loan Bank Discount Notes, 04/02/2018
		(Cost $10,799,579)	10,800,000	1.8

		Securities Lending Collateral(5): 0.7%
87,397		Barclays Capital, Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $87,414, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $89,145, due 08/15/18-11/15/47)	87,397	0.0
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $1,000,198, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/30/18-12/01/51)	1,000,000	0.2
1,000,000		National Bank Financial, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $1,000,193, collateralized by various U.S. Government Securities, 0.125%-3.500%, Market Value plus accrued interest $1,020,051, due 04/02/18-09/09/49)	1,000,000	0.2
1,000,000		Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,000,199, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/02/18-02/20/68)	1,000,000	0.1

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (Continued)
	Securities Lending Collateral(5) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,000,197, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 06/28/18-12/20/47)	$1,000,000	0.2
		4,087,397	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,403,189	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $2,403,189)	2,403,189	0.4

	Total Short-Term Investments
	(Cost $17,290,165)	17,290,586	2.9

	Total Investments in Securities (Cost $475,884,630)	$599,530,925	101.1
	Liabilities in Excess of Other Assets	(6,242,466)	(1.1)
	Net Assets	$593,288,459	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	20.7%
Health Care	15.2
Energy	12.5
Information Technology	10.2
Telecommunication Services	9.4
Industrials	8.2
Materials	8.2
Consumer Discretionary	7.0
Consumer Staples	2.8
Utilities	2.1
Real Estate	1.9
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$12,653,088	$–	$–	$12,653,088
China	15,183,739	26,019,018	–	41,202,757
France	–	57,024,523	–	57,024,523
Germany	–	67,452,216	–	67,452,216
Hong Kong	2,738,516	17,007,905	–	19,746,421
India	–	11,655,909	–	11,655,909
Ireland	–	4,474,241	–	4,474,241
Israel	5,808,173	–	–	5,808,173
Italy	–	10,059,487	–	10,059,487
Japan	4,457,641	79,468,637	–	83,926,278
Luxembourg	–	5,313,606	–	5,313,606
Netherlands	–	29,782,846	–	29,782,846
Norway	–	10,674,132	–	10,674,132
Portugal	–	4,735,765	–	4,735,765
Singapore	–	16,052,603	–	16,052,603
South Korea	5,920,309	26,734,079	–	32,654,388
Sweden	–	4,622,145	–	4,622,145
Switzerland	–	28,890,681	–	28,890,681
Taiwan	–	9,310,877	–	9,310,877
Thailand	–	8,920,568	–	8,920,568
United Kingdom	6,701,220	110,578,415	–	117,279,635
Total Common Stock	53,462,686	528,777,653	–	582,240,339
Short-Term Investments	2,403,189	14,887,397	–	17,290,586
Total Investments, at fair value	$55,865,875	$543,665,050	$–	$599,530,925
Other Financial Instruments+
Forward Foreign Currency Contracts	–	356	–	356
Total Assets	$55,865,875	$543,665,406	$–	$599,531,281

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $42,985,931 and $3,234,289 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Templeton Foreign Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 157,374	SGD 205,875	Goldman Sachs & Co.	04/02/18	$356
				$356

Currency Abbreviations
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$356
Total Asset Derivatives		$356

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

The Bank of New York Mellon
Assets:
Forward foreign currency contracts	$356
Total Assets	$356

Net OTC derivative instruments by counterparty, at fair value	$356

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$356

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $481,668,047.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$150,453,258
Gross Unrealized Depreciation	(32,230,154)

Net Unrealized Appreciation	$118,223,104

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018